As filed with the Securities and Exchange Commission on January 9, 2026

Registration No. 33-___________

(Investment Company Act Registration No. 811-06440)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. ____	☐

Fidelity Aberdeen Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on February 8, 2026, pursuant to Rule 488.

FIDELITY MANAGED RETIREMENT INCOME FUNDSM, FIDELITY MANAGED RETIREMENT 2010 FUNDSM, FIDELITY MANAGED RETIREMENT 2015 FUNDSM, FIDELITY MANAGED RETIREMENT 2020 FUNDSM, FIDELITY MANAGED RETIREMENT 2025 FUNDSM,
FIDELITY MANAGED RETIREMENT 2030 FUNDSM, AND FIDELITY MANAGED RETIREMENT 2035 FUNDSM
SERIES OF
FIDELITY INCOME FUND
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544 (RETAIL CLASSES)
1-877-208-0098 (ADVISOR CLASSES)
1-800-835-5092 (CLASS K and CLASS K6)
NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To the Shareholders of the above funds:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement Income FundSM (the Fidelity Managed Retirement Income FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. Eastern Time (ET). The Fidelity Managed Retirement Income FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement Income FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement Income FundSM Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement Income FundSM to Fidelity Freedom® Blend Retirement Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend Retirement Fund and the assumption by Fidelity Freedom® Blend Retirement Fund of Fidelity Managed Retirement Income FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement Income FundSM.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement 2010 FundSM (the Fidelity Managed Retirement 2010 FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. ET. The Fidelity Managed Retirement 2010 FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement 2010 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement 2010 FundSM Meeting or any adjournments thereof.
(2)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement 2010 FundSM to Fidelity Freedom® Blend Retirement Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend Retirement Fund and the assumption by Fidelity Freedom® Blend Retirement Fund of Fidelity Managed Retirement 2010 FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement 2010 FundSM.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement 2015 FundSM (the Fidelity Managed Retirement 2015 FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. ET. The Fidelity Managed Retirement 2015 FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement 2015 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement 2015 FundSM Meeting or any adjournments thereof.
(3)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement 2015 FundSM to Fidelity Freedom® Blend 2010 Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend 2010 Fund and the assumption by Fidelity Freedom® Blend 2010 Fund of Fidelity Managed Retirement 2015 FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement 2015 FundSM.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement 2020 FundSM (the Fidelity Managed Retirement 2020 FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. ET. The Fidelity Managed Retirement 2020 FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement 2020 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement 2020 FundSM Meeting or any adjournments thereof.

(4)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement 2020 FundSM to Fidelity Freedom® Blend 2015 Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend 2015 Fund and the assumption by Fidelity Freedom® Blend 2015 Fund of Fidelity Managed Retirement 2020 FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement 2020 FundSM.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement 2025 FundSM (the Fidelity Managed Retirement 2025 FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. ET. The Fidelity Managed Retirement 2025 FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement 2025 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement 2025 FundSM Meeting or any adjournments thereof.
(5)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement 2025 FundSM to Fidelity Freedom® Blend 2020 Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend 2020 Fund and the assumption by Fidelity Freedom® Blend 2020 Fund of Fidelity Managed Retirement 2025 FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement 2025 FundSM.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement 2030 FundSM (the Fidelity Managed Retirement 2030 FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. ET. The Fidelity Managed Retirement 2030 FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement 2030 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement 2030 FundSM Meeting or any adjournments thereof.
(6)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement 2030 FundSM to Fidelity Freedom® Blend 2025 Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend 2025 Fund and the assumption by Fidelity Freedom® Blend 2025 Fund of Fidelity Managed Retirement 2030 FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement 2030 FundSM.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Fidelity Managed Retirement 2035 FundSM (the Fidelity Managed Retirement 2035 FundSM Meeting) will be held on April 16, 2026, at 8:00 A.M. ET. The Fidelity Managed Retirement 2035 FundSM Meeting will be accessible solely by means of remote audio communication. The purpose of the Fidelity Managed Retirement 2035 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Managed Retirement 2035 FundSM Meeting or any adjournments thereof.
(7)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Managed Retirement 2035 FundSM to Fidelity Freedom® Blend 2030 Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend 2030 Fund and the assumption by Fidelity Freedom® Blend 2030 Fund of Fidelity Managed Retirement 2035 FundSM’s liabilities, in complete liquidation of Fidelity Managed Retirement 2035 FundSM.

The Board of Trustees has fixed the close of business on February 9, 2026 as the record date for the determination of the shareholders of each of Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM, Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM entitled to notice of, and to vote at, the Fidelity Managed Retirement Income FundSM Meeting, Fidelity Managed Retirement 2010 FundSM Meeting, Fidelity Managed Retirement 2015 FundSM Meeting, Fidelity Managed Retirement 2020 FundSM Meeting, Fidelity Managed Retirement 2025 FundSM Meeting, Fidelity Managed Retirement 2030 FundSM Meeting, and Fidelity Managed Retirement 2035 FundSM Meeting, respectively, and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
March 9, 2026

Your vote is important – please vote your shares promptly.
The Fidelity Managed Retirement Income FundSM Meeting, Fidelity Managed Retirement 2010 FundSM Meeting, Fidelity Managed Retirement 2015 FundSM Meeting, Fidelity Managed Retirement 2020 FundSM Meeting, Fidelity Managed Retirement 2025 FundSM Meeting, Fidelity Managed Retirement 2030 FundSM Meeting, and Fidelity Managed Retirement 2035 FundSM Meeting (each, a Meeting) will be held in a virtual format only. Shareholders are invited to attend a Meeting by means of remote audio communication. To participate in a Meeting, you must register at https://viewproxy.com/fidelityfunds2/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-800-544-8544 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Wednesday, April 15, 2026. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend a Meeting. A separate email will follow containing a password to enter at the event link in order to access a Meeting. You may vote during a Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at https://viewproxy.com/fidelityfunds2/broadridgevsm/ no later than 8:00 a.m. ET on Wednesday, April 15, 2026.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Wednesday, April 15, 2026. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/fidelityfunds2/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at a Meeting.
Any shareholder who does not expect to virtually attend a Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until a Meeting to vote your shares, you will need to follow the instructions available on a Meeting’s website during a Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr. UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on April 15, 2026.

SUBJECT TO COMPLETION
The information in this combined proxy statement and prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This combined proxy statement and prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FIDELITY MANAGED RETIREMENT INCOME FUNDSM FIDELITY MANAGED RETIREMENT 2010 FUNDSM	FIDELITY FREEDOM® BLEND RETIREMENT FUND
FIDELITY MANAGED RETIREMENT 2015 FUNDSM	FIDELITY FREEDOM® BLEND 2010 FUND
FIDELITY MANAGED RETIREMENT 2020 FUNDSM	FIDELITY FREEDOM® BLEND 2015 FUND
FIDELITY MANAGED RETIREMENT 2025 FUNDSM	FIDELITY FREEDOM® BLEND 2020 FUND
FIDELITY MANAGED RETIREMENT 2030 FUNDSM	FIDELITY FREEDOM® BLEND 2025 FUND
FIDELITY MANAGED RETIREMENT 2035 FUNDSM	FIDELITY FREEDOM® BLEND 2030 FUND

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544 (RETAIL CLASSES)
1-877-208-0098 (ADVISOR CLASSES)
1-800-835-5092 (CLASS K and CLASS K6)
PROXY STATEMENT AND PROSPECTUS
MARCH 9, 2026
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM, Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM, each a series of Fidelity Income Fund (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Managed Retirement Income FundSM, the Special Meeting of Shareholders of Fidelity Managed Retirement 2010 FundSM, the Special Meeting of Shareholders of Fidelity Managed Retirement 2015 FundSM, the Special Meeting of Shareholders of Fidelity Managed Retirement 2020 FundSM, the Special Meeting of Shareholders of Fidelity Managed Retirement 2025 FundSM, the Special Meeting of Shareholders of Fidelity Managed Retirement 2030 FundSM, and the Special Meeting of Shareholders of Fidelity Managed Retirement 2035 FundSM and at any adjournments thereof (each a Meeting, and together, the Meetings), to be held on April 16, 2026 at 8:00 A.M. Eastern Time (ET).
The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), each fund’s manager, have determined that the Meetings will be held in a virtual format only. The Meetings will be accessible solely by means of remote audio communication. This Proxy Statement and the accompanying proxy card are first being mailed on or about March 9, 2026.
As more fully described in the Proxy Statement, shareholders of each proposed fund listed in the Target Fund column in the following table (each a Target Fund, and together the Target Funds) are being asked to consider and vote on an Agreement and Plan of Reorganization (each an Agreement, and together, the Agreements) relating to the proposed acquisition of the Target Fund by the corresponding proposed fund listed in the Acquiring Fund column in the following table (each an Acquiring Fund, and together the Acquiring Funds). The Target Funds and the Acquiring Funds may be referred to herein collectively as the “funds.”

Proposal	Target Fund	Acquiring Fund	Closing Date
1	Fidelity Managed Retirement Income FundSM	Fidelity Freedom® Blend Retirement Fund	June 12, 2026
2	Fidelity Managed Retirement 2010 FundSM	Fidelity Freedom® Blend Retirement Fund	June 12, 2026
3	Fidelity Managed Retirement 2015 FundSM	Fidelity Freedom® Blend 2010 Fund	June 12, 2026
4	Fidelity Managed Retirement 2020 FundSM	Fidelity Freedom® Blend 2015 Fund	June 12, 2026
5	Fidelity Managed Retirement 2025 FundSM	Fidelity Freedom® Blend 2020 Fund	June 5, 2026
6	Fidelity Managed Retirement 2030 FundSM	Fidelity Freedom® Blend 2025 Fund	June 5, 2026
7	Fidelity Managed Retirement 2035 FundSM	Fidelity Freedom® Blend 2030 Fund	June 5, 2026

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual Target Fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your fund is approved by the fund’s shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund. Your fund will transfer all of its assets to the Acquiring Fund in exchange solely for corresponding shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6, as applicable, of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. The total value of your fund holdings will not change as a result of the Reorganization. Each Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on the closing date indicated on the table above, or such other time and date as the parties to the respective Agreement may agree (the Closing Date). If shareholder approval of the Agreement relating to your fund cannot be achieved, the Board of Trustees has approved a plan of liquidation for each Target Fund and your fund would liquidate on or about the closing date indicated on the table above.
Each of the Acquiring Funds is a diversified series of Fidelity Aberdeen Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Each of Fidelity Freedom® Blend Retirement Fund, Fidelity Freedom® Blend 2010 Fund, and Fidelity Freedom® Blend 2015 Fund seeks high current income and, as a secondary objective, capital appreciation. Each of Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund seeks high total return until its target retirement date, and thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. Each of the Acquiring Funds seeks to achieve its investment objective by investing primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SECURITIES AND EXCHANGE COMMISSION (SEC) PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i)	the Statement of Additional Information dated March 9, 2026, relating to this Proxy Statement;
(ii)
the Summary Prospectus for Fidelity Freedom® Blend Retirement Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, a copy of which, as applicable, accompanies this Proxy Statement for shareholders of Fidelity Managed Retirement Income FundSM and Fidelity Managed Retirement 2010 FundSM;

(iii)
the Summary Prospectus for Fidelity Freedom® Blend 2010 Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, a copy of which, as applicable, accompanies this Proxy Statement for shareholders of Fidelity Managed Retirement 2015 FundSM;

(iv)
the Summary Prospectus for Fidelity Freedom® Blend 2015 Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, a copy of which, as applicable, accompanies this Proxy Statement for shareholders of Fidelity Managed Retirement 2020 FundSM;

(v)
the Summary Prospectus for Fidelity Freedom® Blend 2020 Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, a copy of which, as applicable. accompanies this Proxy Statement for shareholders of Fidelity Managed Retirement 2025 FundSM;

(vi)
the Summary Prospectus for Fidelity Freedom® Blend 2025 Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, a copy of which, as applicable, accompanies this Proxy Statement for shareholders of Fidelity Managed Retirement 2030 FundSM;

(vii)
the Summary Prospectus for Fidelity Freedom® Blend 2030 Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, a copy of which, as applicable, accompanies this Proxy Statement for shareholders of Fidelity Managed Retirement 2035 FundSM;

(viii)
the Prospectus for each Acquiring Fund dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, as applicable;

(ix)
the Statement of Additional Information for each Acquiring Fund dated May 30, 2025, as supplemented September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I and Class Z), Class K, and Class K6 shares, as applicable;

(x)	Form N-CSR for each Acquiring Fund dated March 31, 2025;
(xi)	Form N-CSRS for each Acquiring Fund dated September 30, 2025;
(xii)	the Prospectus for each Target Fund dated September 29, 2025, as supplemented November 25, 2025, for each of the Retail Class, Advisor Classes (Class A and Class I), Class K, and Class K6 shares;
(xiii)	the Statement of Additional Information for each Target Fund dated September 29, 2025, for each of the Retail Class, Advisor Classes (Class A and Class I), Class K, and Class K6 shares; and
(xiv)	Form N-CSR for each Target Fund dated July 31, 2025.
For a free copy of the funds’ current Prospectuses, Statements of Additional Information, Form N-CSR, or N-CSRS, call 1-800-544-8544 (Retail Class), 1-877-208-0098 (Advisor Classes), or 1-800-835-5092 (Class K and Class K6),visit Fidelity’s web sites at www.fidelity.com, institutional.fidelity.com, or www.401k.com, or write to Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917.
The trust and Fidelity Aberdeen Street Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statements of Additional Information of each Target Fund, or the Prospectuses and Statements of Additional Information of each Acquiring Fund, as applicable, each of which is incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses of the relevant Acquiring Fund carefully for more complete information.
What proposal am I being asked to vote on?
Shareholders of Fidelity Managed Retirement Income FundSM are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Fidelity Managed Retirement Income FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement Income FundSM by Fidelity Freedom® Blend Retirement Fund.
Shareholders of Fidelity Managed Retirement 2010 FundSM are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Fidelity Managed Retirement 2010 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement 2010 FundSM by Fidelity Freedom® Blend Retirement Fund.
Shareholders of Fidelity Managed Retirement 2015 FundSM are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of Fidelity Managed Retirement 2015 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement 2015 FundSM by Fidelity Freedom® Blend 2010 Fund.
Shareholders of Fidelity Managed Retirement 2020 FundSM are being asked to vote on Proposal 4. As more fully described in Proposal 4 below, shareholders of Fidelity Managed Retirement 2020 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement 2020 FundSM by Fidelity Freedom® Blend 2015 Fund.
Shareholders of Fidelity Managed Retirement 2025 FundSM are being asked to vote on Proposal 5. As more fully described in Proposal 5 below, shareholders of Fidelity Managed Retirement 2025 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement 2025 FundSM by Fidelity Freedom® Blend 2020 Fund.
Shareholders of Fidelity Managed Retirement 2030 FundSM are being asked to vote on Proposal 6. As more fully described in Proposal 6 below, shareholders of Fidelity Managed Retirement 2030 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement 2030 FundSM by Fidelity Freedom® Blend 2025 Fund.
Shareholders of Fidelity Managed Retirement 2035 FundSM are being asked to vote on Proposal 7. As more fully described in Proposal 7 below, shareholders of Fidelity Managed Retirement 2035 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Managed Retirement 2035 FundSM by Fidelity Freedom® Blend 2030 Fund.
Approval of each Reorganization will be determined solely by approval of the shareholders of the individual Target Fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur. Additionally, although it is proposed that Fidelity Managed Retirement Income Fund and Fidelity Managed Retirement 2010 Fund be merged into the same Acquiring Fund, neither Reorganization is subject to, or contingent upon, the approval by the other Target Fund’s shareholders of that fund’s Reorganization.
Shareholders of record as of the close of business on February 9, 2026, will be entitled to vote at a Meeting.
If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund instead. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Retail Class, Class A, Class I, Class K, and Class K6, as applicable, of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. Each shareholder of the Target Fund will receive corresponding shares of the Acquiring Fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement Income FundSM: Retail Class	Fidelity Freedom® Blend Retirement Fund: Retail Class
Fidelity Managed Retirement Income FundSM: Class A	Fidelity Freedom® Blend Retirement Fund: Class A
Fidelity Managed Retirement Income FundSM: Class I	Fidelity Freedom® Blend Retirement Fund: Class I
Fidelity Managed Retirement Income FundSM: Class K	Fidelity Freedom® Blend Retirement Fund: Class K
Fidelity Managed Retirement Income FundSM: Class K6	Fidelity Freedom® Blend Retirement Fund: Class K6

1

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement 2010 FundSM: Retail Class	Fidelity Freedom® Blend Retirement Fund: Retail Class
Fidelity Managed Retirement 2010 FundSM: Class A	Fidelity Freedom® Blend Retirement Fund: Class A
Fidelity Managed Retirement 2010 FundSM: Class I	Fidelity Freedom® Blend Retirement Fund: Class I
Fidelity Managed Retirement 2010 FundSM: Class K	Fidelity Freedom® Blend Retirement Fund: Class K
Fidelity Managed Retirement 2010 FundSM: Class K6	Fidelity Freedom® Blend Retirement Fund: Class K6

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement 2015 FundSM: Retail Class	Fidelity Freedom® Blend 2010 Fund: Retail Class
Fidelity Managed Retirement 2015 FundSM: Class A	Fidelity Freedom® Blend 2010 Fund: Class A
Fidelity Managed Retirement 2015 FundSM: Class I	Fidelity Freedom® Blend 2010 Fund: Class I
Fidelity Managed Retirement 2015 FundSM: Class K	Fidelity Freedom® Blend 2010 Fund: Class K
Fidelity Managed Retirement 2015 FundSM: Class K6	Fidelity Freedom® Blend 2010 Fund: Class K6

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement 2020 FundSM: Retail Class	Fidelity Freedom® Blend 2015 Fund: Retail Class
Fidelity Managed Retirement 2020 FundSM: Class A	Fidelity Freedom® Blend 2015 Fund: Class A
Fidelity Managed Retirement 2020 FundSM: Class I	Fidelity Freedom® Blend 2015 Fund: Class I
Fidelity Managed Retirement 2020 FundSM: Class K	Fidelity Freedom® Blend 2015 Fund: Class K
Fidelity Managed Retirement 2020 FundSM: Class K6	Fidelity Freedom® Blend 2015 Fund: Class K6

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement 2025 FundSM: Retail Class	Fidelity Freedom® Blend 2020 Fund: Retail Class
Fidelity Managed Retirement 2025 FundSM: Class A	Fidelity Freedom® Blend 2020 Fund: Class A
Fidelity Managed Retirement 2025 FundSM: Class I	Fidelity Freedom® Blend 2020 Fund: Class I
Fidelity Managed Retirement 2025 FundSM: Class K	Fidelity Freedom® Blend 2020 Fund: Class K
Fidelity Managed Retirement 2025 FundSM: Class K6	Fidelity Freedom® Blend 2020 Fund: Class K6

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement 2030 FundSM: Retail Class	Fidelity Freedom® Blend 2025 Fund: Retail Class
Fidelity Managed Retirement 2030 FundSM: Class A	Fidelity Freedom® Blend 2025 Fund: Class A
Fidelity Managed Retirement 2030 FundSM: Class I	Fidelity Freedom® Blend 2025 Fund: Class I
Fidelity Managed Retirement 2030 FundSM: Class K	Fidelity Freedom® Blend 2025 Fund: Class K
Fidelity Managed Retirement 2030 FundSM: Class K6	Fidelity Freedom® Blend 2025 Fund: Class K6

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Managed Retirement 2035 FundSM: Retail Class	Fidelity Freedom® Blend 2030 Fund: Retail Class
Fidelity Managed Retirement 2035 FundSM: Class A	Fidelity Freedom® Blend 2030 Fund: Class A
Fidelity Managed Retirement 2035 FundSM: Class I	Fidelity Freedom® Blend 2030 Fund: Class I
Fidelity Managed Retirement 2035 FundSM: Class K	Fidelity Freedom® Blend 2030 Fund: Class K
Fidelity Managed Retirement 2035 FundSM: Class K6	Fidelity Freedom® Blend 2030 Fund: Class K6

For more information, shareholders of Fidelity Managed Retirement Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

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For more information, shareholders of Fidelity Managed Retirement 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2035 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 7 – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.
What are the reasons for the proposals?
The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:
•
Each Reorganization will permit shareholders to pursue a similar investment strategy in a fund with similar investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability.

•	Shareholders will experience an expense reduction of 2 to 5 bp, depending on the fund.
•	Each Reorganization will qualify as a tax-free reorganization for federal income tax purposes.
If shareholder approval of the Agreement cannot be achieved for Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, or Fidelity Managed Retirement 2035 FundSM, such Target Fund or Target Funds for which approval was not obtained will liquidate on or about June 5, 2026.
If shareholder approval of the Agreement cannot be achieved for Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, or Fidelity Managed Retirement 2020 FundSM, such Target Fund or Target Funds for which approval was not obtained will liquidate on or about June 12, 2026.
For more information, shareholders of Fidelity Managed Retirement Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2035 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 7 – Reasons for the Reorganization.”
How will you determine the number of shares of the Acquiring Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.

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As provided in the Agreement relating to each Proposal, each Target Fund will distribute shares of the Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the Retail Class, Class A, Class I, Class K, and Class K6, as applicable, of the Acquiring Fund equal in value to the net asset value of shares of the applicable Target Fund held by such shareholder on the Closing Date.
For more information, shareholders of Fidelity Managed Retirement Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Managed Retirement 2035 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 7 – Agreement and Plan of Reorganization.”
What class of shares of the Acquiring Fund will I receive?
Holders of each Target Fund will receive Retail Class, Class A, Class I, Class K, and Class K6 shares, respectively, of the corresponding Acquiring Fund.
Is a Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to the applicable Target Fund or the applicable Acquiring Fund or to the shareholders of either fund. Any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of a Reorganization.
For more information, shareholders of Fidelity Managed Retirement Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Managed Retirement 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Managed Retirement 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Managed Retirement 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Managed Retirement 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Managed Retirement 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Managed Retirement 2035 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 7 – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
Each Target Fund and each Acquiring Fund have similar investment objectives and similar principal investment strategies as set forth in the chart below, although, unlike its respective Acquiring Fund, each of Fidelity Managed Retirement Income FundSM’s, Fidelity Managed Retirement 2010 FundSM’s, Fidelity Managed Retirement 2015 FundSM’s, Fidelity Managed Retirement 2020 FundSM’s, and Fidelity Managed Retirement 2025 FundSM’s investment objective is fundamental, that is, subject to change only by shareholder approval. Like its respective Acquiring Fund, each of Fidelity Managed Retirement 2030 FundSM’s and Fidelity Managed Retirement 2035 FundSM’s investment objective is non-fundamental and may be changed without shareholder approval. Each Target Fund is designed for investors

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at or around age 60 and above who turn age 70 in or near the target date in each fund’s name and plan to gradually withdraw the value of their account in the fund over time. Each Acquiring Fund is intended for investors who turn age 65 on or near a given target date and the Acquiring Funds are designed for a broader range of customers in accumulation and decumulation. The current neutral asset allocation for each product suite reflects Fidelity’s research and views on customer needs and sensitivities, capital markets, and diversification. The difference in the current neutral asset allocations combined with the difference in customer age at a fund’s target date year (70 versus 65) currently results in similar neutral asset allocations for the same vintage years. Below is additional information on the funds.

Target Funds	Acquiring Funds
Fidelity Managed Retirement Income FundSM
Fidelity Managed Retirement 2010 FundSM	Fidelity Freedom® Blend Retirement Fund
Fidelity Managed Retirement 2015 FundSM	Fidelity Freedom® Blend 2010 Fund
Fidelity Managed Retirement 2020 FundSM	Fidelity Freedom® Blend 2015 Fund
Fidelity Managed Retirement 2025 FundSM	Fidelity Freedom® Blend 2020 Fund
Fidelity Managed Retirement 2030 FundSM	Fidelity Freedom® Blend 2025 Fund
Fidelity Managed Retirement 2035 FundSM	Fidelity Freedom® Blend 2030 Fund
Investment Objective (is fundamental for Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM, and Fidelity Managed Retirement 2025 Fund, that is, subject to change only with shareholder approval, and is non-fundamental for Fidelity Managed Retirement 2030 FundSM and Fidelity Managed Retirement 2035 Fund and may be changed without shareholder approval)
Investment Objective (is non-fundamental and may be changed without shareholder approval)
Fidelity Managed Retirement Income FundSM seeks high current income and, as a secondary objective, capital appreciation.	Each of Fidelity Freedom® Blend Retirement Fund, Fidelity Freedom® Blend 2010 Fund, and Fidelity Freedom® Blend 2015 Fund seeks high current income and, as a secondary objective, capital appreciation.
Each of Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM, Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each fund’s investment objective is intended to support a withdrawal strategy to provide investors with income in retirement. Each fund is designed for investors at or around age 60 and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time.

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Principal Investment Strategies	Principal Investment Strategies
The Adviser invests each fund’s assets primarily in a combination of Fidelity® funds: U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser invests each fund’s assets primarily in a combination of both actively and passively managed Fidelity® funds: U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. The passively managed underlying Fidelity® funds seek to provide investment results that correspond to the total return of a specific index. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

The Adviser allocates the assets of each fund (except Fidelity Managed Retirement Income FundSM) according to a neutral asset allocation strategy that adjusts over time. The year in each fund’s name (horizon date) refers to the approximate year of the 70th birthday of an investor for whom the fund’s asset allocation strategy is designed. For example, Fidelity Managed Retirement 2035 FundSM, which is designed for investors who will turn age 70 in or within a few years of 2035, has a neutral asset allocation with approximately half of its assets invested in U.S. equity funds and international equity funds and approximately half of its assets invested in bond funds and short-term funds. By contrast, Fidelity Managed Retirement 2010 FundSM, which has reached its horizon date, has a neutral asset allocation, with a modest portion of its assets invested in U.S. equity funds and international equity funds and a substantial portion of its assets invested in bond funds and short-term funds.

The Adviser allocates the assets of each fund (except Fidelity Freedom® Blend Retirement Fund) according to a neutral asset allocation strategy that adjusts over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Fidelity Freedom® Blend 2070 Fund, which is designed for investors planning to retire around the year 2070 and at or around age 65, has a neutral asset allocation with a substantial portion of its assets invested in U.S. equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom® Blend 2010 Fund, which has reached its target retirement year, has a neutral asset allocation with a modest portion of its assets invested in U.S. equity funds and international equity funds and a substantial portion of its assets invested in bond funds and short-term funds.

Fidelity Managed Retirement Income FundSM allocates the fund’s assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds, but also includes an allocation to U.S. equity funds and international equity funds.

Fidelity Freedom® Blend Retirement Fund is designed for investors in their retirement years. The Adviser allocates the fund’s assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds, but also includes an allocation to U.S. equity funds and international equity funds.

The neutral asset allocation shown in the glide path in each fund summary (except Fidelity Managed Retirement Income FundSM) depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation- protected bond, and long-term treasury bond), and short-term funds and represents the Adviser’s view regarding how each fund’s investments should be allocated among the various asset classes over the long term. Each fund’s actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund’s summary, the active asset allocation strategy allows the Adviser to increase or decrease a fund’s asset class exposures relative to its neutral asset allocation by up to 10% for equity funds, bond funds and short-term funds, to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. The Adviser may also make active asset allocations within other asset classes (such as

The neutral asset allocation shown in the glide path in each fund summary (except Fidelity Freedom® Blend Retirement Fund) depicts the allocation to U.S. equity funds (including commodity funds), international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond funds), and short-term funds and represents the Adviser’s view regarding how each fund’s investments should be allocated among the various asset classes over the long term. Each fund’s actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund’s summary, the active asset allocation strategy allows the Adviser to increase or decrease a fund’s asset class exposures relative to its neutral asset allocation by up to 10% for equity funds (including commodity funds), bond funds and short-term funds, to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. A fund’s investments in equity funds will remain under 100% at all times.

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Principal Investment Strategies	Principal Investment Strategies
commodities, high yield debt, floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

The Adviser may also make active asset allocations within other asset classes (such as high yield debt, floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

The Adviser may buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund’s allocation in one or more asset classes. Cash and other short-term instruments used to collateralize futures contracts are included in the short-term funds asset class.
Same principal strategy.
When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser’s intermediate term market outlook were to favor fixed income securities, the Adviser may choose to increase each fund’s asset allocation to underlying bond funds by up to 10% from each fund’s neutral asset allocation to bond funds, by correspondingly reducing asset allocation to U.S. and/or international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser’s intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying U.S. and/or international equity funds and/or short-term funds.
Same principal strategy.

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Selecting a Fidelity Managed Retirement FundSM		Selecting a Fidelity Freedom® Blend Fund
Each fund is designed for investors at or around age 60 and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time.

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds' asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

The table below shows the ranges of investor birth years for which each fund was designed.
Birth Year	Fund
1937 and earlier	Fidelity Managed Retirement Income FundSM
1938 - 1942	Fidelity Managed Retirement 2010 FundSM
1943 - 1947	Fidelity Managed Retirement 2015 FundSM
1948 - 1952	Fidelity Managed Retirement 2020 FundSM
1953 - 1957	Fidelity Managed Retirement 2025 FundSM
1958 - 1962	Fidelity Managed Retirement 2030 FundSM
1963 - 1967	Fidelity Managed Retirement 2035 FundSM
In addition to age, there are other considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you need or expect to need in retirement), other sources of income after retirement, inflation, other assets, and risk tolerance. You should also consider that no Fidelity Managed Retirement FundSM is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

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Asset Allocation Framework	Asset Allocation Framework
The following chart illustrates how each fund’s approximate asset allocation (except Fidelity Managed Retirement Income FundSM) is expected to change over time. The funds' actual asset allocations may differ from this illustration. The Adviser may modify each fund’s neutral asset allocations from time to time when in the interests of shareholders.

The following chart illustrates how each fund’s approximate asset allocation (except Fidelity Freedom® Blend Retirement Fund) is expected to change over time. The funds' actual asset allocations may differ from this illustration. The Adviser may modify each fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for each fund is expected to take effect by the end of the first quarter of 2027, as illustrated in the following chart. During the fourth quarter of 2025, the Adviser will begin transitioning the neutral asset allocation percentages to achieve the desired allocations.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund’s asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (−) 10%.
Same principal strategy.
When the neutral asset allocation of a fund matches Fidelity® Managed Retirement Income Fund’s neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Managed Retirement Income FundSM, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Managed Retirement Income FundSM.

When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Retirement Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Retirement Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Retirement Fund.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.	Same principal strategy.

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Senior Securities Fundamental Policy (Subject to Change Only by Shareholder Vote)	Senior Securities Fundamental Policy (Subject to Change Only by Shareholder Vote)
Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM, and Fidelity Managed Retirement 2025 FundSM: The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

All Funds: The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM: The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Following a Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the corresponding Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of each Target Fund and its corresponding Acquiring Fund:
Management of the Funds
The principal business address of FMR, the Target Funds’ and the Acquiring Funds’ investment adviser, is 245 Summer Street, Boston, Massachusetts 02210. As the manager, FMR administers the asset allocation program for each fund and is responsible for handling the business affairs for each fund
As of December 31, 2024, FMR had approximately $4.7 trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates’ assets under management.
FMR is expected to continue serving as manager of each combined fund after a Reorganization.
Andrew Dierdorf is Co-Portfolio Manager of each Target Fund, which he has managed since 2009 (other than Fidelity Managed Retirement 2030 FundSM and Fidelity Managed Retirement 2035 FundSM). He has managed Fidelity Managed Retirement 2030 FundSM since 2019 and has managed Fidelity Managed Retirement 2035 FundSM since 2022. He is also Co-Portfolio Manager of each Acquiring Fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.
Cait Dourney is Co-Portfolio Manager of each Target Fund, which she has managed since 2025. She is also Co-Portfolio Manager of each Acquiring Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2014, Ms. Dourney has worked as a research analyst and portfolio manager.
Finola McGuire Foley is Co-Portfolio Manager of each Target Fund, which she has managed since 2025. She is also Co-Portfolio Manager of each Acquiring Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Foley has worked as an assistant portfolio manager and portfolio manager.
Brett Sumsion is Co-Portfolio Manager of each Target Fund, which he has managed since 2014 (other than Fidelity Managed Retirement 2030 FundSM and Fidelity Managed Retirement 2035 FundSM). He has managed Fidelity Managed Retirement 2030 FundSM since 2019 and has managed Fidelity Managed Retirement 2035 FundSM since 2022. Mr. Sumsion is also Co-Portfolio Manager of each Acquiring Fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

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Andrew Dierdorf, Cait Dourney, Finola McGuire Foley, and Brett Sumsion, who are currently the Co-Portfolio Managers of each Target Fund and each Acquiring Fund, are expected to continue to be responsible for portfolio management of each combined fund after each Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contracts” section of each fund’s Statements of Additional Information, which are incorporated herein by reference.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each class of each Target Fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class. The management fee is set by referring to the number of years to each Target Fund’s horizon date, determined on the first day of the fund’s current fiscal year, such that the management fees applicable to each class of each Target Fund decline as the fund approaches, and then passes, its horizon date.
A different all-inclusive management fee rate is applicable to each class of each Target Fund. For Class K6, such fee is subject to the expense contract arrangements discussed in greater detail in the “Expense Limitation” section below. The difference between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Target fund’s assets, which do not vary by class.
The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class of each Target Fund’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating each fund, with limited exceptions.
The current management fee, as a percentage of each class of each Target Fund’s average net assets for each Target Fund is shown in the following table:

Fund	Retail Class	Class A	Class I	Class K	Class K6
Fidelity Managed Retirement Income FundSM	0.45%	0.45%	0.45%	0.35%	0.25%
Fidelity Managed Retirement 2010 FundSM	0.45%	0.45%	0.45%	0.35%	0.25%
Fidelity Managed Retirement 2015 FundSM	0.46%	0.46%	0.46%	0.36%	0.26%
Fidelity Managed Retirement 2020 FundSM	0.47%	0.47%	0.47%	0.37%	0.27%
Fidelity Managed Retirement 2025 FundSM	0.47%	0.47%	0.47%	0.37%	0.27%
Fidelity Managed Retirement 2030 FundSM	0.48%	0.48%	0.48%	0.38%	0.28%
Fidelity Managed Retirement 2035 FundSM	0.48%	0.48%	0.48%	0.38%	0.28%

The basis for the Board of Trustees approving the management contract for each Target Fund is available in each Target Fund’s Form N-CSRS report for the fiscal period ended January 31, 2025, and for the fiscal period ended January 31, 2026, when available.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
Each class of each Acquiring Fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class that is set by referring to each Acquiring Fund’s target date such that the management fees applicable to each class of each Acquiring Fund are reduced as the fund approaches, and then passes, its target date.
A different all-inclusive management fee rate is applicable to each class of each Acquiring Fund. For Class K6, such fee is subject to the expense contract arrangements discussed in greater detail in the “Expense Limitation” section below. The difference between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Acquiring Fund’s assets, which do not vary by class.
The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class of each Acquiring Fund’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating each fund, with limited exceptions.

11

The current management fee, as a percentage of each class of each Acquiring Fund’s average net assets, for each Acquiring Fund is shown in the following table:

Fund	Retail Class	Class A	Class I	Class K	Class K6
Fidelity Freedom® Blend Retirement Fund	0.41%	0.41%	0.41%	0.31%	0.21%
Fidelity Freedom® Blend 2010 Fund	0.41%	0.41%	0.41%	0.31%	0.21%
Fidelity Freedom® Blend 2015 Fund	0.42%	0.42%	0.42%	0.32%	0.22%
Fidelity Freedom® Blend 2020 Fund	0.43%	0.43%	0.43%	0.33%	0.23%
Fidelity Freedom® Blend 2025 Fund	0.44%	0.44%	0.44%	0.34%	0.24%
Fidelity Freedom® Blend 2030 Fund	0.46%	0.46%	0.46%	0.36%	0.26%

The basis for the Board of Trustees approving the management contract for each Acquiring Fund is available in each Acquiring Fund’s Form N-CSRS report for the fiscal period ended September 30, 2025.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
If a Reorganization is approved, the combined fund will retain the respective Acquiring Fund’s management fee structure.
For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Adviser” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Expense Limitation
Each Target Fund and Acquiring Fund has entered into an expense contract relating to Class K6 that obligates FMR to pay or provide for the payment of any fee or expense allocated at the class level and attributable to Class K6 and waive a portion of the management fee payable by such class, such that the ordinary operating expenses incurred by Class K6 in any fiscal year (excluding (i) taxes; (ii) the fees and expenses of all Trustees of the Trust who are not "interested persons" of the Trust or of the Adviser; (iii) interest expenses with respect to borrowings by the fund; (iv) Rule 12b-1 fees, if any; (v) expenses of printing and mailing proxy materials to shareholders of the fund; (vi) all other expenses incidental to holding meetings of the fund’s shareholders, including proxy solicitations therefor; and (vii) such non-recurring and/or extraordinary expenses as may arise, including actions, suits or proceedings to which the fund is or is threatened to be a party and the legal obligation that the fund may have to indemnify the trust’s Trustees and officers with respect thereto) will not exceed the annual rate set forth below of the average daily net assets of the class (computed in the manner set forth in the trust’s Trust Instrument) throughout the month. Each Target Fund and Acquiring Fund shall pay its non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Years to Horizon Date(1)	Target Funds - Class K6 Annualized Rate (bp)	Acquiring Funds - Class K6 Annualized Rate (bp)
13	28	27
12	28	27
11	28	27
10	28	27
9	28	27
8	28	26
7	28	26
6	28	26
5	28	26
4	28	25
3	28	25
2	27	25
1	27	25
0	27	24
(1)	27	24
(2)	27	24
(3)	27	24
(4)	27	23

12

Years to Horizon Date(1)	Target Funds - Class K6 Annualized Rate (bp)	Acquiring Funds - Class K6 Annualized Rate (bp)
(5)	27	23
(6)	26	23
(7)	26	23
(8)	26	22
(9)	26	22
(10)	26	22
(11)	26	22
(12)	26	21
(13)	25	21
(14)	25	21
(15)	25	21
Thereafter (including investments in Fidelity Managed Retirement Income FundSM or Fidelity Freedom® Blend Income Fund, respectively	25	21

(1)	“Years to Horizon Date” will be determined on the first day of the fund’s then-current fiscal year and the corresponding annual rate will apply through the last day of that fiscal year
These expense contracts may not be amended to increase the fees or expenses payable by Class K6 except by a vote of a majority of the Board of Trustees (for each Target and Acquiring Fund), and by a vote of a majority of the outstanding voting securities of Class K6 (for each Acquiring Fund). Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
If a Reorganization is approved, the combined fund will retain the respective Acquiring Fund’s expense limitation.
For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund and Class Operating Expenses” below.
Distribution of Fund Shares
The principal business address of Fidelity Distributors Corporation (FDC), the Target Funds’ and the Acquiring Funds’ principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island 02917.
The Retail Class of each Target Fund and each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Retail Class shares of each fund.
Class A of each Target Fund and each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.
In addition, pursuant to each Class A plan, Class A of each Target Fund and each Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.
Class I of each Target Fund and each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its revenues, including management fees paid to the Adviser by Class I, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.
Class K of each Target Fund and each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its revenues, including management fees paid to the Adviser by Class K, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class K shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class K.

13

Class K6 of each Target Fund and each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its revenues, including management fees paid to the Adviser by Class K6, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class K6 shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has not authorized such payments for Class K6.
If a Reorganization is approved, the Retail Class, Class A, Class I, Class K, and Class K6 Distribution and Service Plans for the combined fund will be the same as the corresponding class of the respective Acquiring Fund.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganizations?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of each Target Fund and each corresponding Acquiring Fund for the 12 months ended September 30, 2025. Annual fund or class operating expenses are paid by each fund or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
As shown below, the Reorganizations are expected to result in lower total operating expenses for shareholders of each Target Fund.
Proposal 1 – Fidelity Managed Retirement Income FundSM
Proposal 2 – Fidelity Managed Retirement 2010 FundSM
The combined fund pro forma expenses shown below assume that both of the Reorganizations described in Proposal 1 and Proposal 2 occur. The pro forma expenses for the combined fund assuming one proposal is approved and one proposal is not approved would be the same as the combined fund pro forma expenses shown below.
Retail Class
Shareholder Fees (paid directly from your investment) None

	Fidelity Managed Retirement Income FundSM – Retail Class	Fidelity Managed Retirement 2010 FundSM – Retail Class	Fidelity Freedom® Blend Retirement Fund – Retail Class	Fidelity Freedom® Blend Retirement Fund – Retail Class Pro forma Combined
Management fee	0.45%	0.45%	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.01%	0.01%
Total annual operating expenses	0.45%	0.45%	0.42% A	0.42%A

Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement Income FundSM – Class A	Fidelity Managed Retirement 2010 FundSM – Class A	Fidelity Freedom® Blend Retirement Fund – Class A	Fidelity Freedom® Blend Retirement Fund – Class A Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

14

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement Income FundSM – Class A	Fidelity Managed Retirement 2010 FundSM – Class A	Fidelity Freedom® Blend Retirement Fund – Class A	Fidelity Freedom® Blend Retirement Fund – Class A Pro forma Combined
Management fee	0.45%	0.45%	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other expenses	0.00%	0.00%	0.01%	0.01%
Total annual operating expenses	0.70%	0.70%	0.67%A	0.67%A

Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement Income FundSM – Class I	Fidelity Managed Retirement 2010 FundSM – Class I	Fidelity Freedom® Blend Retirement Fund – Class I	Fidelity Freedom® Blend Retirement Fund – Class I Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement Income FundSM – Class I	Fidelity Managed Retirement 2010 FundSM – Class I	Fidelity Freedom® Blend Retirement Fund – Class I	Fidelity Freedom® Blend Retirement Fund – Class I Pro forma Combined
Management fee	0.45%	0.45%	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.01%	0.01%
Total annual operating expenses	0.45%	0.45%	0.42%A	0.42%A

A	Adjusted to reflect current fees.
Class K
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement Income FundSM – Class K	Fidelity Managed Retirement 2010 FundSM – Class K	Fidelity Freedom® Blend Retirement Fund – Class K	Fidelity Freedom® Blend Retirement Fund – Class K Pro forma Combined
Management fee	0.35%	0.35%	0.31%A	0.31%A
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.01%	0.01%
Total annual operating expenses	0.35%	0.35%	0.32%A	0.32%A

A	Adjusted to reflect current fees.

15

Class K6
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement Income FundSM – Class K6	Fidelity Managed Retirement 2010 FundSM – Class K6	Fidelity Freedom® Blend Retirement Fund – Class K6	Fidelity Freedom® Blend Retirement Fund – Class K6 Pro forma Combined
Management fee	0.25%	0.25%	0.21%A	0.21%A
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.01%	0.01%
Total annual operating expenses	0.25%	0.25%	0.22%A	0.22%A

A	Adjusted to reflect current fees.
Proposal 3 – Fidelity Managed Retirement 2015 FundSM
Retail Class
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2015 FundSM – Retail Class	Fidelity Freedom® Blend 2010 Fund – Retail Class	Fidelity Freedom® Blend 2010 Fund – Retail Class Pro forma Combined
Management fee	0.46%	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.46%	0.41%A	0.41%A

A	Adjusted to reflect current fees.
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2015 FundSM – Class A	Fidelity Freedom® Blend 2010 Fund – Class A	Fidelity Freedom® Blend 2010 Fund – Class A Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

16

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2015 FundSM – Class A	Fidelity Freedom® Blend 2010 Fund – Class A	Fidelity Freedom® Blend 2010 Fund – Class A Pro forma Combined
Management fee	0.46%	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.71%	0.66%A	0.66%A

A	Adjusted to reflect current fees.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2015 FundSM – Class I	Fidelity Freedom® Blend 2010 Fund – Class I	Fidelity Freedom® Blend 2010 Fund – Class I Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2015 FundSM – Class I	Fidelity Freedom® Blend 2010 Fund – Class I	Fidelity Freedom® Blend 2010 Fund – Class I Pro forma Combined
Management fee	0.46%	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.46%	0.41%A	0.41%A

A	Adjusted to reflect current fees.
Class K
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2015 FundSM – Class K	Fidelity Freedom® Blend 2010 Fund – Class K	Fidelity Freedom® Blend 2010 Fund – Class K Pro forma Combined
Management fee	0.36%	0.31%A	0.31%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.36%	0.31%A	0.31%A

A	Adjusted to reflect current fees.

17

Class K6
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2015 FundSM – Class K6	Fidelity Freedom® Blend 2010 Fund – Class K6	Fidelity Freedom® Blend 2010 Fund – Class K6 Pro forma Combined
Management fee	0.26%	0.21%A	0.21%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.26%	0.21%A	0.21%A

A	Adjusted to reflect current fees.
Proposal 4 – Fidelity Managed Retirement 2020 FundSM
Retail Class
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2020 FundSM – Retail Class	Fidelity Freedom® Blend 2015 Fund – Retail Class	Fidelity Freedom® Blend 2015 Fund – Retail Class Pro forma Combined
Management fee	0.47%	0.42%A	0.42%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.47%	0.42% A	0.42% A

A	Adjusted to reflect current fees.
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2020 FundSM – Class A	Fidelity Freedom® Blend 2015 Fund – Class A	Fidelity Freedom® Blend 2015 Fund – Class A Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

18

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2020 FundSM – Class A	Fidelity Freedom® Blend 2015 Fund – Class A	Fidelity Freedom® Blend 2015 Fund – Class A Pro forma Combined
Management fee	0.47%	0.42%A	0.42%A
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.72%	0.67%A	0.67%A

A	Adjusted to reflect current fees.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2020 FundSM – Class I	Fidelity Freedom® Blend 2015 Fund – Class I	Fidelity Freedom® Blend 2015 Fund – Class I Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2020 FundSM – Class I	Fidelity Freedom® Blend 2015 Fund – Class I	Fidelity Freedom® Blend 2015 Fund – Class I Pro forma Combined
Management fee	0.47%	0.42%A	0.42%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.47%	0.42%A	0.42%A

A	Adjusted to reflect current fees.
Class K
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2020 FundSM – Class K	Fidelity Freedom® Blend 2015 Fund – Class K	Fidelity Freedom® Blend 2015 Fund – Class K Pro forma Combined
Management fee	0.37%	0.32%A	0.32%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.37%	0.32%A	0.32%A

A	Adjusted to reflect current fees.

19

Class K6
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2020 FundSM – Class K6	Fidelity Freedom® Blend 2015 Fund – Class K6	Fidelity Freedom® Blend 2015 Fund – Class K6 Pro forma Combined
Management fee	0.27%	0.22%A	0.22%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.27%	0.22%A	0.22%A

A	Adjusted to reflect current fees.
Proposal 5 – Fidelity Managed Retirement 2025 FundSM
Retail Class
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2025 FundSM – Retail Class	Fidelity Freedom® Blend 2020 Fund – Retail Class	Fidelity Freedom® Blend 2020 Fund – Retail Class Pro forma Combined
Management fee	0.47%	0.43%A	0.43%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.47%	0.43%A	0.43%A

A	Adjusted to reflect current fees.
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2025 FundSM – Class A	Fidelity Freedom® Blend 2020 Fund – Class A	Fidelity Freedom® Blend 2020 Fund – Class A Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

20

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2025 FundSM – Class A	Fidelity Freedom® Blend 2020 Fund – Class A	Fidelity Freedom® Blend 2020 Fund – Class A Pro forma Combined
Management fee	0.47%	0.43%A	0.43%A
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.72%	0.68% A	0.68% A

A	Adjusted to reflect current fees.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2025 FundSM – Class I	Fidelity Freedom® Blend 2020 Fund – Class I	Fidelity Freedom® Blend 2020 Fund – Class I Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2025 FundSM – Class I	Fidelity Freedom® Blend 2020 Fund – Class I	Fidelity Freedom® Blend 2020 Fund – Class I Pro forma Combined
Management fee	0.47%	0.43%A	0.43%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.47%	0.43%A	0.43%A

A	Adjusted to reflect current fees.
Class K
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2025 FundSM – Class K	Fidelity Freedom® Blend 2020 Fund – Class K	Fidelity Freedom® Blend 2020 Fund – Class K Pro forma Combined
Management fee	0.37%	0.33%A	0.33%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.37%	0.33%A	0.33%A

A	Adjusted to reflect current fees.

21

Class K6
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2025 FundSM – Class K6	Fidelity Freedom® Blend 2020 Fund – Class K6	Fidelity Freedom® Blend 2020 Fund – Class K 6Pro forma Combined
Management fee	0.27%	0.23%A	0.23%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.27%	0.23%A	0.23%A

A	Adjusted to reflect current fees.
Proposal 6 – Fidelity Managed Retirement 2030 FundSM
Retail Class
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2030 FundSM – Retail Class	Fidelity Freedom® Blend 2025 Fund – Retail Class	Fidelity Freedom® Blend 2025 Fund – Retail Class Pro forma Combined
Management fee	0.48%	0.44%A	0.44%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.48%	0.44%A	0.44%A

A	Adjusted to reflect current fees.
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2030 FundSM – Class A	Fidelity Freedom® Blend 2025 Fund – Class A	Fidelity Freedom® Blend 2025 Fund – Class A Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

22

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2030 FundSM – Class A	Fidelity Freedom® Blend 2025 Fund – Class A	Fidelity Freedom® Blend 2025 Fund – Class A Pro forma Combined
Management fee	0.48%	0.44%A	0.44%A
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.73%	0.69%A	0.69%A

A	Adjusted to reflect current fees.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2030 FundSM – Class I	Fidelity Freedom® Blend 2025 Fund – Class I	Fidelity Freedom® Blend 2025 Fund – Class I Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2030 FundSM – Class I	Fidelity Freedom® Blend 2025 Fund – Class I	Fidelity Freedom® Blend 2025 Fund – Class I Pro forma Combined
Management fee	0.48%	0.44%A	0.44%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.48%	0.44%A	0.44%A

A	Adjusted to reflect current fees.
Class K
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2030 FundSM – Class K	Fidelity Freedom® Blend 2025 Fund – Class K	Fidelity Freedom® Blend 2025 Fund – Class K Pro forma Combined
Management fee	0.38%	0.34%A	0.34%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.38%	0.34%A	0.34%A

A	Adjusted to reflect current fees.

23

Class K6
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2030 FundSM – Class K6	Fidelity Freedom® Blend 2025 Fund – Class K6	Fidelity Freedom® Blend 2025 Fund – Class K6 Pro forma Combined
Management fee	0.28%	0.24%A	0.24%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.28%	0.24%A	0.24%A

A	Adjusted to reflect current fees.
Proposal 7 – Fidelity Managed Retirement 2035 FundSM
Retail Class
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2035 FundSM – Retail Class	Fidelity Freedom® Blend 2030 Fund – Retail Class	Fidelity Freedom® Blend 2030 Fund – Retail Class Pro forma Combined
Management fee	0.48%	0.46%A	0.46%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.48%	0.46%A	0.46%A

A	Adjusted to reflect current fees.
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2035 FundSM – Class A	Fidelity Freedom® Blend 2030 Fund – Class A	Fidelity Freedom® Blend 2030 Fund – Class A Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

24

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2035 FundSM – Class A	Fidelity Freedom® Blend 2030 Fund – Class A	Fidelity Freedom® Blend 2030 Fund – Class A Pro forma Combined
Management fee	0.48%	0.46%A	0.46%A
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.73%	0.71%A	0.71%A

A	Adjusted to reflect current fees.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Managed Retirement 2035 FundSM – Class I	Fidelity Freedom® Blend 2030 Fund – Class I	Fidelity Freedom® Blend 2030 Fund – Class I Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2035 FundSM – Class I	Fidelity Freedom® Blend 2030 Fund – Class I	Fidelity Freedom® Blend 2030 Fund – Class I Pro forma Combined
Management fee	0.48%	0.46%A	0.46%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.48%	0.46%A	0.46%A

A	Adjusted to reflect current fees.
Class K
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2035 FundSM – Class K	Fidelity Freedom® Blend 2030 Fund – Class K	Fidelity Freedom® Blend 2030 Fund – Class K Pro forma Combined
Management fee	0.38%	0.36%A	0.36%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.38%	0.36%A	0.36%A

A	Adjusted to reflect current fees.

25

Class K6
Shareholder Fees (paid directly from your investment) None
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Managed Retirement 2035 FundSM – Class K6	Fidelity Freedom® Blend 2030 Fund – Class K6	Fidelity Freedom® Blend 2030 Fund – Class K6 Pro forma Combined
Management fee	0.28%	0.26%A	0.26%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.28%	0.26%A	0.26%A

A	Adjusted to reflect current fees.
Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated. The total expenses a shareholder would pay as shown in the table below would be the same if the shareholder were to hold all shares.

26

Proposal 1 – Fidelity Managed Retirement Income FundSM
Proposal 2 – Fidelity Managed Retirement 2010 FundSM
The combined fund pro forma expense examples shown below assume that both of the Reorganizations described in Proposal 1 and Proposal 2 occur. The pro forma expenses for the combined fund assuming one proposal is approved and one proposal is not approved would be the same as the combined fund pro forma expenses shown below.

	Fidelity Managed Retirement Income FundSM – Retail Class	Fidelity Managed Retirement 2010 FundSM – Retail Class	Fidelity Freedom® Blend Retirement Fund – Retail Class	Fidelity Freedom® Blend Retirement Fund – Retail Class Pro forma Combined
1 year	$46	$46	$43	$43
3 years	$144	$144	$135	$135
5 years	$252	$252	$235	$235
10 years	$567	$567	$530	$530

	Fidelity Managed Retirement Income FundSM – Class A	Fidelity Managed Retirement 2010 FundSM – Class A	Fidelity Freedom® Blend Retirement Fund – Class A	Fidelity Freedom® Blend Retirement Fund – Class A Pro forma Combined
1 year	$642	$642	$640	$640
3 years	$786	$786	$777	$777
5 years	$942	$942	$927	$927
10 years	$1,395	$1,395	$1,362	$1,362

	Fidelity Managed Retirement Income FundSM – Class I	Fidelity Managed Retirement 2010 FundSM – Class I	Fidelity Freedom® Blend Retirement Fund – Class I	Fidelity Freedom® Blend Retirement Fund – Class I Pro forma Combined
1 year	$46	$46	$43	$43
3 years	$144	$144	$135	$135
5 years	$252	$252	$235	$235
10 years	$567	$567	$530	$530

	Fidelity Managed Retirement Income FundSM – Class K	Fidelity Managed Retirement 2010 FundSM – Class K	Fidelity Freedom® Blend Retirement Fund – Class K	Fidelity Freedom® Blend Retirement Fund – Class K Pro forma Combined
1 year	$36	$36	$33	$33
3 years	$113	$113	$103	$103
5 years	$197	$197	$180	$180
10 years	$443	$443	$406	$406

	Fidelity Managed Retirement Income FundSM – Class K6	Fidelity Managed Retirement 2010 FundSM – Class K6	Fidelity Freedom® Blend Retirement Fund – Class K6	Fidelity Freedom® Blend Retirement Fund – Class K6 Pro forma Combined
1 year	$26	$26	$23	$23
3 years	$80	$80	$71	$71
5 years	$141	$141	$124	$124
10 years	$318	$318	$280	$280

27

Proposal 3 – Fidelity Managed Retirement 2015 FundSM

	Fidelity Managed Retirement 2015 FundSM – Retail Class	Fidelity Freedom® Blend 2010 Fund – Retail Class	Fidelity Freedom® Blend 2010 Fund – Retail Class Pro forma Combined
1 year	$47	$42	$42
3 years	$148	$132	$132
5 years	$258	$230	$230
10 years	$579	$518	$518

	Fidelity Managed Retirement 2015 FundSM – Class A	Fidelity Freedom® Blend 2010 Fund – Class A	Fidelity Freedom® Blend 2010 Fund – Class A Pro forma Combined
1 year	$643	$639	$639
3 years	$789	$774	$774
5 years	$947	$922	$922
10 years	$1,407	$1,350	$1,350

	Fidelity Managed Retirement 2015 FundSM – Class I	Fidelity Freedom® Blend 2010 Fund – Class I	Fidelity Freedom® Blend 2010 Fund – Class I Pro forma Combined
1 year	$47	$42	$42
3 years	$148	$132	$132
5 years	$258	$230	$230
10 years	$579	$518	$518

	Fidelity Managed Retirement 2015 FundSM – Class K	Fidelity Freedom® Blend 2010 Fund – Class K	Fidelity Freedom® Blend 2010 Fund – Class K Pro forma Combined
1 year	$37	$32	$32
3 years	$116	$100	$100
5 years	$202	$174	$174
10 years	$456	$393	$393

	Fidelity Managed Retirement 2015 FundSM – Class K6	Fidelity Freedom® Blend 2010 Fund – Class K6	Fidelity Freedom® Blend 2010 Fund – Class K6 Pro forma Combined
1 year	$27	$22	$22
3 years	$84	$68	$68
5 years	$146	$118	$118
10 years	$331	$268	$268

Proposal 4 – Fidelity Managed Retirement 2020 FundSM

	Fidelity Managed Retirement 2020 FundSM – Retail Class	Fidelity Freedom® Blend 2015 Fund – Retail Class	Fidelity Freedom® Blend 2015 Fund – Retail Class Pro forma Combined
1 year	$48	$43	$43
3 years	$151	$135	$135
5 years	$263	$235	$235
10 years	$591	$530	$530

28

	Fidelity Managed Retirement 2020 FundSM – Class A	Fidelity Freedom® Blend 2015 Fund – Class A	Fidelity Freedom® Blend 2015 Fund – Class A Pro forma Combined
1 year	$644	$640	$640
3 years	$792	$777	$777
5 years	$953	$927	$927
10 years	$1,418	$1,362	$1,362

	Fidelity Managed Retirement 2020 FundSM – Class I	Fidelity Freedom® Blend 2015 Fund – Class I	Fidelity Freedom® Blend 2015 Fund – Class I Pro forma Combined
1 year	$48	$43	$43
3 years	$151	$135	$135
5 years	$263	$235	$235
10 years	$591	$530	$530

	Fidelity Managed Retirement 2020 FundSM – Class K	Fidelity Freedom® Blend 2015 Fund – Class K	Fidelity Freedom® Blend 2015 Fund – Class K Pro forma Combined
1 year	$38	$33	$33
3 years	$119	$103	$103
5 years	$208	$180	$180
10 years	$468	$406	$406

	Fidelity Managed Retirement 2020 FundSM – Class K6	Fidelity Freedom® Blend 2015 Fund – Class K6	Fidelity Freedom® Blend 2015 Fund – Class K6 Pro forma Combined
1 year	$28	$23	$23
3 years	$87	$71	$71
5 years	$152	$124	$124
10 years	$343	$280	$280

Proposal 5 – Fidelity Managed Retirement 2025 FundSM

	Fidelity Managed Retirement 2025 FundSM – Retail Class	Fidelity Freedom® Blend 2020 Fund – Retail Class	Fidelity Freedom® Blend 2020 Fund – Retail Class Pro forma Combined
1 year	$48	$44	$44
3 years	$151	$138	$138
5 years	$263	$241	$241
10 years	$591	$542	$542

	Fidelity Managed Retirement 2025 FundSM – Class A	Fidelity Freedom® Blend 2020 Fund – Class A	Fidelity Freedom® Blend 2020 Fund – Class A Pro forma Combined
1 year	$644	$640	$640
3 years	$792	$780	$780
5 years	$953	$932	$932
10 years	$1,418	$1,373	$1,373

29

	Fidelity Managed Retirement 2025 FundSM – Class I	Fidelity Freedom® Blend 2020 Fund – Class I	Fidelity Freedom® Blend 2020 Fund – Class I Pro forma Combined
1 year	$48	$44	$44
3 years	$151	$138	$138
5 years	$263	$241	$241
10 years	$591	$542	$542

	Fidelity Managed Retirement 2025 FundSM – Class K	Fidelity Freedom® Blend 2020 Fund – Class K	Fidelity Freedom® Blend 2020 Fund – Class K Pro forma Combined
1 year	$38	$34	$34
3 years	$119	$106	$106
5 years	$208	$185	$185
10 years	$468	$418	$418

	Fidelity Managed Retirement 2025 FundSM – Class K6	Fidelity Freedom® Blend 2020 Fund – Class K6	Fidelity Freedom® Blend 2020 Fund – Class K6 Pro forma Combined
1 year	$28	$24	$24
3 years	$87	$74	$74
5 years	$152	$130	$130
10 years	$343	$293	$293

Proposal 6 – Fidelity Managed Retirement 2030 FundSM

	Fidelity Managed Retirement 2030 FundSM – Retail Class	Fidelity Freedom® Blend 2025 Fund – Retail Class	Fidelity Freedom® Blend 2025 Fund – Retail Class Pro forma Combined
1 year	$49	$45	$45
3 years	$154	$141	$141
5 years	$269	$246	$246
10 years	$604	$555	$555

	Fidelity Managed Retirement 2030 FundSM – Class A	Fidelity Freedom® Blend 2025 Fund – Class A	Fidelity Freedom® Blend 2025 Fund – Class A Pro forma Combined
1 year	$645	$641	$641
3 years	$795	$783	$783
5 years	$958	$937	$937
10 years	$1,429	$1,384	$1,384

	Fidelity Managed Retirement 2030 FundSM – Class I	Fidelity Freedom® Blend 2025 Fund – Class I	Fidelity Freedom® Blend 2025 Fund – Class I Pro forma Combined
1 year	$49	$45	$45
3 years	$154	$141	$141
5 years	$269	$246	$246
10 years	$604	$555	$555

30

	Fidelity Managed Retirement 2030 FundSM – Class K	Fidelity Freedom® Blend 2025 Fund – Class K	Fidelity Freedom® Blend 2025 Fund – Class K Pro forma Combined
1 year	$39	$35	$35
3 years	$122	$109	$109
5 years	$213	$191	$191
10 years	$480	$431	$431

	Fidelity Managed Retirement 2030 FundSM – Class K6	Fidelity Freedom® Blend 2025 Fund – Class K6	Fidelity Freedom® Blend 2025 Fund – Class K6 Pro forma Combined
1 year	$29	$25	$25
3 years	$90	$77	$77
5 years	$157	$135	$135
10 years	$356	$306	$306

Proposal 7 – Fidelity Managed Retirement 2035 FundSM

	Fidelity Managed Retirement 2035 FundSM – Retail Class	Fidelity Freedom® Blend 2030 Fund – Retail Class	Fidelity Freedom® Blend 2030 Fund – Retail Class Pro forma Combined
1 year	$49	$47	$47
3 years	$154	$148	$148
5 years	$269	$258	$258
10 years	$604	$579	$579

	Fidelity Managed Retirement 2035 FundSM – Class A	Fidelity Freedom® Blend 2030 Fund – Class A	Fidelity Freedom® Blend 2030 Fund – Class A Pro forma Combined
1 year	$645	$643	$643
3 years	$795	$789	$789
5 years	$958	$947	$947
10 years	$1,429	$1,407	$1,407

	Fidelity Managed Retirement 2035 FundSM – Class I	Fidelity Freedom® Blend 2030 Fund – Class I	Fidelity Freedom® Blend 2030 Fund – Class I Pro forma Combined
1 year	$49	$47	$47
3 years	$154	$148	$148
5 years	$269	$258	$258
10 years	$604	$579	$579

	Fidelity Managed Retirement 2035 FundSM – Class K	Fidelity Freedom® Blend 2030 Fund – Class K	Fidelity Freedom® Blend 2030 Fund – Class K Pro forma Combined
1 year	$39	$37	$37
3 years	$122	$116	$116
5 years	$213	$202	$202
10 years	$480	$456	$456

31

	Fidelity Managed Retirement 2035 FundSM – Class K6	Fidelity Freedom® Blend 2030 Fund – Class K6	Fidelity Freedom® Blend 2030 Fund – Class K6 Pro forma Combined
1 year	$29	$27	$27
3 years	$90	$84	$84
5 years	$157	$146	$146
10 years	$356	$331	$331

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
Except as noted below, each Target Fund and the corresponding Acquiring Fund has the same procedures for purchasing and redeeming shares.
Each Target Fund is currently closed to new investors. Effective after the close of business on the business day prior to a Reorganization, new positions in a Target Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s Reorganization takes place.
If a Reorganization is approved, the procedures for purchasing and redeeming shares of each of the Retail Class, Class A, Class I, Class K, and Class K6 of the combined fund will be the same as the current procedures for purchasing and redeeming shares of the corresponding class of the respective Acquiring Fund.
For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by Retail Class, Class A, Class I, Class K, and Class K6 of each Target Fund and the corresponding Acquiring Fund are the same.
If a Reorganization is approved, the exchange privilege offered by the combined fund will be the same as the corresponding class of the respective Acquiring Fund.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The funds’ dividend and distribution policies differ.

Fund Name	Dividends Paid
Fidelity Managed Retirement Income FundSM	February, March, April, May, June, July, August, September, October, November, December
Fidelity Managed Retirement 2010 FundSM	February, March, April, May, June, July, August, September, October, November, December
Fidelity Managed Retirement 2015 FundSM	February, March, April, May, June, July, August, September, October, November, December
Fidelity Managed Retirement 2020 FundSM	February, March, April, May, June, July, August, September, October, November, December
Fidelity Managed Retirement 2025 FundSM	February, March, April, May, June, July, August, September, October, November, December

32

Fund Name	Dividends Paid
Fidelity Managed Retirement 2030 FundSM	February, March, April, May, June, July, August, September, October, November, December
Fidelity Managed Retirement 2035 FundSM	February, March, April, May, June, July, August, September, October, November, December
Fidelity Freedom® Blend Retirement Fund	February, March, April, May, June, July, August, September, October, November, December
Fidelity Freedom® Blend 2010 Fund	May, December
Fidelity Freedom® Blend 2015 Fund	May, December
Fidelity Freedom® Blend 2020 Fund	May, December
Fidelity Freedom® Blend 2025 Fund	May, December
Fidelity Freedom® Blend 2030 Fund	May, December

Capital Gains Paid
Fidelity Managed Retirement Income FundSM	September, December
Fidelity Managed Retirement 2010 FundSM	September, December
Fidelity Managed Retirement 2015 FundSM	September, December
Fidelity Managed Retirement 2020 FundSM	September, December
Fidelity Managed Retirement 2025 FundSM	September, December
Fidelity Managed Retirement 2030 FundSM	September, December
Fidelity Managed Retirement 2035 FundSM	September, December
Fidelity Freedom® Blend Retirement Fund	May, December
Fidelity Freedom® Blend 2010 Fund	May, December
Fidelity Freedom® Blend 2015 Fund	May, December
Fidelity Freedom® Blend 2020 Fund	May, December
Fidelity Freedom® Blend 2025 Fund	May, December
Fidelity Freedom® Blend 2030 Fund	May, December

If a Reorganization is approved, the dividend and distribution policies of each combined fund will be the same as the current dividend and distribution policies of the corresponding Acquiring Fund.
On or before the Closing Date, each Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganizations?
For each Target Fund, FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to a Target Fund and an Acquiring Fund due to the respective Reorganization that occur prior to the Closing Date will be borne by such Target Fund and such Acquiring Fund, respectively. Any transaction costs associated with portfolio adjustments to an Acquiring Fund due to the respective Reorganization that occur after the Closing Date and any additional merger-related costs attributable to such Acquiring Fund that occur after the Closing Date will be borne by the respective Acquiring Fund.
For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

33

COMPARISON OF PRINCIPAL RISK FACTORS
What risks are associated with an investment in each of the funds?
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes and environmental disasters, may significantly affect a fund’s investment performance. A fund’s share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives.
Each Target Fund is designed for investors who seek to convert accumulated assets into regular payments over time. The Target Funds are primarily designed to support the decumulation of assets and are not intended to provide a complete solution for a shareholder’s retirement income needs. There is no guarantee that any single fund will provide sufficient income during your retirement. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
For each Acquiring Fund, if the Adviser’s asset allocation strategy does not work as intended, a fund may not achieve its objective. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund’s share price fluctuates, which means you could lose money by investing in the fund, including losses near, at, or after the target retirement date.
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have similar investment objectives and strategies as described above, the funds are subject to similar risks.

Target Funds	Acquiring Funds
All Funds:	All Funds:
Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. If the Adviser’s asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.	Same principal risk.
Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
Same principal risk.

34

Target Funds	Acquiring Funds
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same principal risk.
Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.	Same principal risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
Same principal risk.
Lower-quality debt securities (those of less than investment- grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
Same principal risk.
Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
Same principal risk.

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Target Funds	Acquiring Funds
Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.	Same principal risk.
Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
Same principal risk.
Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
Same principal risk.
Securitized Debt Securities Exposure. Securitized debt securities are dependent on the cash flows generated by the underlying assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the loans or other receivables or the entities providing credit support.
Same principal risk.
All Funds:	Fidelity Freedom® Blend Retirement Fund, Fidelity Freedom® Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, and Fidelity Freedom Blend 2020 Fund:
Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.	Interest Rate Changes. Same principal risk.
Fidelity Freedom Blend 2025 Fund and Fidelity Freedom Blend 2030 Fund:
Interest rate increases can cause the price of a debt security to decrease.
Fidelity Managed Retirement Income FundSM:	Fidelity Freedom® Blend Retirement Fund:
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
Stock Market Volatility. Same summary prospectus risk.
Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM,, Fidelity Managed Retirement 2025 FundSM, and Fidelity Managed Retirement 2030 FundSM.
Fidelity Freedom® Blend 2010 Fund, Fidelity Freedom® Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund and Fidelity Freedom Blend 2030 Fund:

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Target Funds	Acquiring Funds
Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s horizon date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM:	Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund:
“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.	Same principal risk.
Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM:	Fidelity Freedom® Blend 2015 Fund, Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund:
“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.	Same principal risk.
Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM,, Fidelity Managed Retirement 2025 FundSM, and Fidelity Managed Retirement 2030 FundSM:
Fidelity Freedom® Blend Retirement Fund, Fidelity Freedom® Blend 2015 and Fund, Fidelity Freedom® Blend 2020 Fund:
Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
Same principal risk.
Fidelity Managed Retirement 2025 FundSM,, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM:	Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund:
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
Securities Lending Risk. Same principal risk.

For more information about the risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds.
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.

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The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
The historical performance of each Acquired Fund, as it is to be adopted by its corresponding Acquiring Fund, is included in the Acquired Funds’ Prospectus, which is incorporated herein by reference.
Visit www.fidelity.com for more recent performance information for Retail Classes.
Visit institutional.fidelity.com for more recent performance information for Classes A and I.
Visit www.401k.com and log in for more recent performance information for Classes K and K6.

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THE PROPOSED TRANSACTIONS
PROPOSAL 1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT INCOME FUNDSM AND FIDELITY FREEDOM® BLEND RETIREMENT FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend Retirement Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement Income FundSM in exchange solely for shares of Fidelity Freedom® Blend Retirement Fund and the assumption by Fidelity Freedom® Blend Retirement Fund of Fidelity Managed Retirement Income FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend Retirement Fund to the shareholders of Fidelity Managed Retirement Income FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement Income FundSM’s assets to be acquired by Fidelity Freedom® Blend Retirement Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend Retirement Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend Retirement Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend Retirement Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend Retirement Fund will deliver to Fidelity Managed Retirement Income FundSM, and Fidelity Managed Retirement Income FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend Retirement Fund so that each Fidelity Managed Retirement Income FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend Retirement Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement Income FundSM; Fidelity Managed Retirement Income FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement Income FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend Retirement Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend Retirement Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend Retirement FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement Income FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement Income FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement Income FundSM is liquidated.
For Fidelity Managed Retirement Income FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement Income FundSM are permissible investments for Fidelity Freedom® Blend Retirement Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement Income FundSM and Fidelity Freedom® Blend Retirement Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement Income FundSM and Fidelity Freedom® Blend Retirement Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend Retirement Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend Retirement Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend Retirement Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement Income FundSM or Fidelity Freedom® Blend Retirement Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement Income FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement Income FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 3 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend Retirement Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend Retirement Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement Income FundSM will liquidate on or about June 12, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement Income FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend Retirement Fund.
Fidelity Freedom® Blend Retirement Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend Retirement Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend Retirement Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend Retirement Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend Retirement Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend Retirement Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend Retirement Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

40

Retirement Income FundSM shareholders that have their Fidelity Managed Retirement Income FundSM shares exchanged for Fidelity Freedom® Blend Retirement Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement Income FundSM’s assets for Fidelity Freedom® Blend Retirement Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement Income FundSM by Fidelity Freedom® Blend Retirement Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement Income FundSM and Fidelity Freedom® Blend Retirement Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend Retirement Fund of substantially all of the assets of Fidelity Managed Retirement Income FundSM in exchange solely for Fidelity Freedom® Blend Retirement Fund shares and the assumption by Fidelity Freedom® Blend Retirement Fund of all liabilities of Fidelity Managed Retirement Income FundSM followed by the distribution of Fidelity Freedom® Blend Retirement Fund shares to the Fidelity Managed Retirement Income FundSM shareholders in exchange for their Fidelity Managed Retirement Income FundSM shares in complete liquidation and termination of Fidelity Managed Retirement Income FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement Income FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend Retirement Fund in exchange solely for Fidelity Freedom® Blend Retirement Fund shares and the assumption by Fidelity Freedom® Blend Retirement Fund of all liabilities of Fidelity Managed Retirement Income FundSM, except that Fidelity Managed Retirement Income FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement Income FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend Retirement Fund shares received by Fidelity Managed Retirement Income FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend Retirement Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement Income FundSM in exchange solely for Fidelity Freedom® Blend Retirement Fund shares and the assumption of all liabilities of Fidelity Managed Retirement Income FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend Retirement Fund of the assets of Fidelity Managed Retirement Income FundSM received by Fidelity Freedom® Blend Retirement Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement Income FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend Retirement Fund’s holding periods with respect to the assets of Fidelity Managed Retirement Income FundSM that Fidelity Freedom® Blend Retirement Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement Income FundSM (except where investment activities of Fidelity Freedom® Blend Retirement Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement Income FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend Retirement Fund shares in exchange solely for Fidelity Managed Retirement Income FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend Retirement Fund shares received by a Fidelity Managed Retirement Income FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement Income FundSM shares surrendered by the Fidelity Managed Retirement Income FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement Income FundSM shareholder’s holding period for the Fidelity Freedom® Blend Retirement Fund shares received by the Fidelity Managed Retirement Income FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement Income FundSM shareholder held Fidelity Managed Retirement Income FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement Income FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement Income FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend Retirement Fund, and each Fidelity Managed Retirement

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Income FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement Income FundSM shares and the fair market value of the Fidelity Freedom® Blend Retirement Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement Income FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement Income FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement Income FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement Income FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend Retirement Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend Retirement Fund’s ability to use Fidelity Managed Retirement Income FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement Income FundSM	July 31	$18	$(0.9)	$0.6
Fidelity Freedom® Blend Retirement Fund	March 31	$192	$(6.2)A	$7.9

A
Approximately $2.3M of Fidelity Freedom Blend Retirement Fund’s realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $0.9M of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD Income Fund when it merged into the Fidelity Freedom Blend Retirement Fund on January 10, 2025.

Shareholders of Fidelity Managed Retirement Income FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement Income FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend Retirement Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement Income FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the

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Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend Retirement Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend Retirement Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend Retirement Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend Retirement Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend Retirement Fund and Fidelity Managed Retirement Income FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend Retirement Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Managed Retirement Income FundSM and Fidelity Freedom® Blend Retirement Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement Income FundSM were $17,828,835 or 9.3% of the retail class of Fidelity Freedom® Blend Retirement Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend Retirement Fund as of September 30, 2025.
Fidelity Managed Retirement Income FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement Income FundSM – Retail Class	$11,055,488	$59.13	186,963
Fidelity Managed Retirement Income FundSM – Class A	$953,362	$59.13	16,122
Fidelity Managed Retirement Income FundSM – Class I	$85,933	$59.21	1,451
Fidelity Managed Retirement Income FundSM(a) – Class K	$125,115	$59.13	2,116
Fidelity Managed Retirement Income FundSM – Class K6	$5,608,937	$59.11	94,884

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Fidelity Freedom® Blend Retirement Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend Retirement Fund – Retail Class	$43,450,801	$10.44	4,161,213
Fidelity Freedom® Blend Retirement Fund – Class A	$3,114,463	$10.44	298,412
Fidelity Freedom® Blend Retirement Fund – Class I	$1,552,714	$10.45	148,553
Fidelity Freedom® Blend Retirement Fund – Class K	$1,753,005	$10.45	167,712
Fidelity Freedom® Blend Retirement Fund – Class K6	$96,439,007	$10.46	9,223,226
Fidelity Freedom® Blend Retirement Fund – Class M	$191,482	$10.43	18,360
Fidelity Freedom® Blend Retirement Fund – Class C	$333,744	$10.30	32,394
Fidelity Freedom® Blend Retirement Fund – Class Z	$1,658,642	$10.45	158,734
Fidelity Freedom® Blend Retirement Fund – Premier Class	$43,269,294	$10.45	4,141,509

Fidelity Freedom® Blend Retirement Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend Retirement Fund – Retail Class	$54,506,289	$10.44	5,220,168
Fidelity Freedom® Blend Retirement Fund – Class A	$4,067,825	$10.44	389,730
Fidelity Freedom® Blend Retirement Fund – Class I	$1,638,647	$10.45	156,776
Fidelity Freedom® Blend Retirement Fund – Class K	$1,878,120	$10.45	179,685
Fidelity Freedom® Blend Retirement Fund – Class K6	$102,047,944	$10.46	9,759,453
Fidelity Freedom® Blend Retirement Fund – Class M	$191,482	$10.43	18,360
Fidelity Freedom® Blend Retirement Fund – Class C	$333,744	$10.30	32,394
Fidelity Freedom® Blend Retirement Fund – Class Z	$1,658,642	$10.45	158,734
Fidelity Freedom® Blend Retirement Fund – Premier Class	$43,269,294	$10.45	4,141,509

(a)
Fidelity Managed Retirement Income FundSM’s estimated one-time Reorganization costs are approximately $28,066. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 1 occurs. Attachment 1 provides pro forma capitalization for the combined fund if both of the Reorganizations described in Proposal 1 and Proposal 2 occur.
The table above assumes that the Reorganization described in this Proposal 1 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend Retirement Fund shares will be received by shareholders of Fidelity Managed Retirement Income FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend Retirement Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement Income FundSM and Fidelity Freedom® Blend Retirement Fund and that the interests of existing shareholders of Fidelity Managed Retirement Income FundSM and Fidelity Freedom® Blend Retirement Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement Income FundSM and the fund would liquidate on or about June 12, 2026.
The Board of Trustees of Fidelity Managed Retirement Income FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 2
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT 2010 FUNDSM AND FIDELITY FREEDOM® BLEND RETIREMENT FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend Retirement Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement 2010 FundSM in exchange solely for shares of Fidelity Freedom® Blend Retirement Fund and the assumption by Fidelity Freedom® Blend Retirement Fund of Fidelity Managed Retirement 2010 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend Retirement Fund to the shareholders of Fidelity Managed Retirement 2010 FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement 2010 FundSM’s assets to be acquired by Fidelity Freedom® Blend Retirement Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend Retirement Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend Retirement Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend Retirement Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend Retirement Fund will deliver to Fidelity Managed Retirement 2010 FundSM, and Fidelity Managed Retirement 2010 FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend Retirement Fund so that each Fidelity Managed Retirement 2010 FundSM shareholder will receive the number of full and fractional corresponding shares of the Retail Class, Class A, Class I, Class K, and Class K6 of Fidelity Freedom® Blend Retirement Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement 2010 FundSM; Fidelity Managed Retirement 2010 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement 2010 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend Retirement Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend Retirement Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend Retirement FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement 2010 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement 2010 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement 2010 FundSM is liquidated.
For Fidelity Managed Retirement 2010 FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement 2010 FundSM are permissible investments for Fidelity Freedom® Blend Retirement Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement 2010 FundSM and Fidelity Freedom® Blend Retirement Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement 2010 FundSM and Fidelity Freedom® Blend Retirement Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend Retirement Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend Retirement Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend Retirement Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement 2010 FundSM or Fidelity Freedom® Blend Retirement Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement 2010 FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement 2010 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 3 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend Retirement Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend Retirement Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement 2010 FundSM will liquidate on or about June 12, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement 2010 FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend Retirement Fund.
Fidelity Freedom® Blend Retirement Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend Retirement Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend Retirement Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend Retirement Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend Retirement Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend Retirement Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend Retirement Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

46

Retirement 2010 FundSM shareholders that have their Fidelity Managed Retirement 2010 FundSM shares exchanged for Fidelity Freedom® Blend Retirement Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement 2010 FundSM’s assets for Fidelity Freedom® Blend Retirement Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement 2010 FundSM by Fidelity Freedom® Blend Retirement Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement 2010 FundSM and Fidelity Freedom® Blend Retirement Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend Retirement Fund of substantially all of the assets of Fidelity Managed Retirement 2010 FundSM in exchange solely for Fidelity Freedom® Blend Retirement Fund shares and the assumption by Fidelity Freedom® Blend Retirement Fund of all liabilities of Fidelity Managed Retirement 2010 FundSM followed by the distribution of Fidelity Freedom® Blend Retirement Fund shares to the Fidelity Managed Retirement 2010 FundSM shareholders in exchange for their Fidelity Managed Retirement 2010 FundSM shares in complete liquidation and termination of Fidelity Managed Retirement 2010 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement 2010 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend Retirement Fund in exchange solely for Fidelity Freedom® Blend Retirement Fund shares and the assumption by Fidelity Freedom® Blend Retirement Fund of all liabilities of Fidelity Managed Retirement 2010 FundSM, except that Fidelity Managed Retirement 2010 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement 2010 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend Retirement Fund shares received by Fidelity Managed Retirement 2010 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend Retirement Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement 2010 FundSM in exchange solely for Fidelity Freedom® Blend Retirement Fund shares and the assumption of all liabilities of Fidelity Managed Retirement 2010 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend Retirement Fund of the assets of Fidelity Managed Retirement 2010 FundSM received by Fidelity Freedom® Blend Retirement Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement 2010 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend Retirement Fund’s holding periods with respect to the assets of Fidelity Managed Retirement 2010 FundSM that Fidelity Freedom® Blend Retirement Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement 2010 FundSM (except where investment activities of Fidelity Freedom® Blend Retirement Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement 2010 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend Retirement Fund shares in exchange solely for Fidelity Managed Retirement 2010 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend Retirement Fund shares received by a Fidelity Managed Retirement 2010 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement 2010 FundSM shares surrendered by the Fidelity Managed Retirement 2010 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement 2010 FundSM shareholder’s holding period for the Fidelity Freedom® Blend Retirement Fund shares received by the Fidelity Managed Retirement 2010 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement 2010 FundSM shareholder held Fidelity Managed Retirement 2010 FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement 2010 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement 2010 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend Retirement Fund, and each Fidelity Managed Retirement 2010

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FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement 2010 FundSM shares and the fair market value of the Fidelity Freedom® Blend Retirement Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement 2010 FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement 2010 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement 2010 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement 2010 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend Retirement Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend Retirement Fund’s ability to use Fidelity Managed Retirement 2010 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement 2010 FundSM	July 31	$8	$(0.2)	$0.4
Fidelity Freedom® Blend Retirement Fund	March 31	$192	$(6.2)A	$7.9

A
Approximately $2.3M of Fidelity Freedom Blend Retirement Fund’s realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $0.9M of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD Income Fund when it merged into the Fidelity Freedom Blend Retirement Fund on January 10, 2025.

Shareholders of Fidelity Managed Retirement 2010 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement 2010 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend Retirement Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement 2010 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the

48

Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend Retirement Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend Retirement Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend Retirement Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend Retirement Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend Retirement Fund and Fidelity Managed Retirement 2010 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend Retirement Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Managed Retirement 2010 FundSM and Fidelity Freedom® Blend Retirement Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement 2010 FundSM were $7,474,730 or 3.9% of the retail class of Fidelity Freedom® Blend Retirement Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend Retirement Fund as of September 30, 2025.
Fidelity Managed Retirement 2010 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2010 FundSM(a) – Retail Class	$4,133,029	$56.66	72,946
Fidelity Managed Retirement 2010 FundSM(a) – Class A	$144,803	$56.64	2,557
Fidelity Managed Retirement 2010 FundSM(a) – Class I	$108,788	$56.64	1,921
Fidelity Managed Retirement 2010 FundSM(a) – Class K	$128,296	$56.62	2,266
Fidelity Managed Retirement 2010 FundSM(a) – Class K6	$2,959,813	$56.60	52,293

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Fidelity Freedom® Blend Retirement Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend Retirement Fund – Retail Class	$43,450,801	$10.44	4,161,213
Fidelity Freedom® Blend Retirement Fund – Class A	$3,114,463	$10.44	298,412
Fidelity Freedom® Blend Retirement Fund – Class I	$1,552,714	$10.45	148,553
Fidelity Freedom® Blend Retirement Fund – Class K	$1,753,005	$10.45	167,712
Fidelity Freedom® Blend Retirement Fund – Class K6	$96,439,007	$10.46	9,223,226
Fidelity Freedom® Blend Retirement Fund – Class M	$191,482	$10.43	18,360
Fidelity Freedom® Blend Retirement Fund – Class C	$333,744	$10.30	32,394
Fidelity Freedom® Blend Retirement Fund – Class Z	$1,658,642	$10.45	158,734
Fidelity Freedom® Blend Retirement Fund – Premier Class	$43,269,294	$10.45	4,141,509

Fidelity Freedom® Blend Retirement Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend Retirement Fund – Retail Class	$47,583,830	$10.44	4,557,097
Fidelity Freedom® Blend Retirement Fund – Class A	$3,259,266	$10.44	312,282
Fidelity Freedom® Blend Retirement Fund – Class I	$1,661,502	$10.45	158,963
Fidelity Freedom® Blend Retirement Fund – Class K	$1,881,301	$10.45	179,989
Fidelity Freedom® Blend Retirement Fund – Class K6	$99,398,820	$10.46	9,506,191
Fidelity Freedom® Blend Retirement Fund – Class M	$191,482	$10.43	18,360
Fidelity Freedom® Blend Retirement Fund – Class C	$333,744	$10.30	32,394
Fidelity Freedom® Blend Retirement Fund – Class Z	$1,658,642	$10.45	158,734
Fidelity Freedom® Blend Retirement Fund – Premier Class	$43,269,294	$10.45	4,141,509

(a)
Fidelity Managed Retirement 2010 FundSM’s estimated one-time Reorganization costs are approximately $33,965. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 2 occurs. Attachment 1 provides pro forma capitalization for the combined fund if both of the Reorganizations described in Proposal 1 and Proposal 2 occur.
The table above assumes that the Reorganization described in this Proposal 2 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend Retirement Fund shares will be received by shareholders of Fidelity Managed Retirement 2010 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend Retirement Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement 2010 FundSM and Fidelity Freedom® Blend Retirement Fund and that the interests of existing shareholders of Fidelity Managed Retirement 2010 FundSM and Fidelity Freedom® Blend Retirement Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement 2010 FundSM and the fund would liquidate on or about June 12, 2026.
The Board of Trustees of Fidelity Managed Retirement 2010 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 3
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT 2015 FUNDSM AND FIDELITY FREEDOM® BLEND 2010 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2010 Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement 2015 FundSM in exchange solely for shares of Fidelity Freedom® Blend 2010 Fund and the assumption by Fidelity Freedom® Blend 2010 Fund of Fidelity Managed Retirement 2015 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2010 Fund to the shareholders of Fidelity Managed Retirement 2015 FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement 2015 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2010 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2010 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2010 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2010 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2010 Fund will deliver to Fidelity Managed Retirement 2015 FundSM, and Fidelity Managed Retirement 2015 FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend 2010 Fund so that each Fidelity Managed Retirement 2015 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2010 Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement 2015 FundSM; Fidelity Managed Retirement 2015 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement 2015 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend 2010 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2010 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2010 FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement 2015 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement 2015 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement 2015 FundSM is liquidated.
For Fidelity Managed Retirement 2015 FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement 2015 FundSM are permissible investments for Fidelity Freedom® Blend 2010 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement 2015 FundSM and Fidelity Freedom® Blend 2010 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement 2015 FundSM and Fidelity Freedom® Blend 2010 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2010 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2010 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2010 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement 2015 FundSM or Fidelity Freedom® Blend 2010 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement 2015 FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement 2015 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 5 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2010 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2010 Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement 2015 FundSM will liquidate on or about June 12, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement 2015 FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend 2010 Fund.
Fidelity Freedom® Blend 2010 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2010 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2010 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2010 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2010 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2010 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2010 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

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Retirement 2015 FundSM shareholders that have their Fidelity Managed Retirement 2015 FundSM shares exchanged for Fidelity Freedom® Blend 2010 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement 2015 FundSM’s assets for Fidelity Freedom® Blend 2010 Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement 2015 FundSM by Fidelity Freedom® Blend 2010 Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement 2015 FundSM and Fidelity Freedom® Blend 2010 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2010 Fund of substantially all of the assets of Fidelity Managed Retirement 2015 FundSM in exchange solely for Fidelity Freedom® Blend 2010 Fund shares and the assumption by Fidelity Freedom® Blend 2010 Fund of all liabilities of Fidelity Managed Retirement 2015 FundSM followed by the distribution of Fidelity Freedom® Blend 2010 Fund shares to the Fidelity Managed Retirement 2015 FundSM shareholders in exchange for their Fidelity Managed Retirement 2015 FundSM shares in complete liquidation and termination of Fidelity Managed Retirement 2015 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement 2015 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2010 Fund in exchange solely for Fidelity Freedom® Blend 2010 Fund shares and the assumption by Fidelity Freedom® Blend 2010 Fund of all liabilities of Fidelity Managed Retirement 2015 FundSM, except that Fidelity Managed Retirement 2015 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement 2015 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2010 Fund shares received by Fidelity Managed Retirement 2015 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2010 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement 2015 FundSM in exchange solely for Fidelity Freedom® Blend 2010 Fund shares and the assumption of all liabilities of Fidelity Managed Retirement 2015 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2010 Fund of the assets of Fidelity Managed Retirement 2015 FundSM received by Fidelity Freedom® Blend 2010 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement 2015 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2010 Fund’s holding periods with respect to the assets of Fidelity Managed Retirement 2015 FundSM that Fidelity Freedom® Blend 2010 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement 2015 FundSM (except where investment activities of Fidelity Freedom® Blend 2010 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement 2015 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2010 Fund shares in exchange solely for Fidelity Managed Retirement 2015 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2010 Fund shares received by a Fidelity Managed Retirement 2015 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement 2015 FundSM shares surrendered by the Fidelity Managed Retirement 2015 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement 2015 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2010 Fund shares received by the Fidelity Managed Retirement 2015 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement 2015 FundSM shareholder held Fidelity Managed Retirement 2015 FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement 2015 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement 2015 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2010 Fund, and each Fidelity Managed Retirement 2015

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FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement 2015 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2010 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement 2015 FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement 2015 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement 2015 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement 2015 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2010 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2010 Fund’s ability to use Fidelity Managed Retirement 2015 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement 2015 FundSM	July 31	$5	$(0.1)	$0.3
Fidelity Freedom® Blend 2010 Fund	March 31	$160	$(2.4)A	$8.9

A
Approximately $0.4M of Fidelity Freedom Blend 2010 Fund’s realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $0.3M of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD 2010 Fund when it merged into the Fidelity Freedom Blend 2010 Fund on January 10, 2025.

Shareholders of Fidelity Managed Retirement 2015 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement 2015 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2010 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement 2015 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the

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Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2010 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2010 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2010 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2010 Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2010 Fund and Fidelity Managed Retirement 2015 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2010 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Managed Retirement 2015 FundSM and Fidelity Freedom® Blend 2010 Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement 2015 FundSM were $5,336,229 or 3.3% of the retail class of Fidelity Freedom® Blend 2010 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2010 Fund as of September 30, 2025.
Fidelity Managed Retirement 2015 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2015 FundSM(a) – Retail Class	$3,590,223	$56.39	63,663
Fidelity Managed Retirement 2015 FundSM(a) – Class A	$575,422	$56.36	10,209
Fidelity Managed Retirement 2015 FundSM(a) – Class I	$10,020	$56.73	177
Fidelity Managed Retirement 2015 FundSM(a) – Class K	$134,394	$56.37	2,384
Fidelity Managed Retirement 2015 FundSM(a) – Class K6	$1,026,170	$56.38	18,202

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Fidelity Freedom® Blend 2010 Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2010 Fund – Retail Class	$58,275,955	$10.85	5,373,097
Fidelity Freedom® Blend 2010 Fund – Class A	$400,107	$10.84	36,918
Fidelity Freedom® Blend 2010 Fund – Class I	$850,652	$10.87	78,247
Fidelity Freedom® Blend 2010 Fund – Class K	$3,503,641	$10.90	321,479
Fidelity Freedom® Blend 2010 Fund – Class K6	$57,235,681	$10.92	5,241,425
Fidelity Freedom® Blend 2010 Fund – Class M	$334,355	$10.83	30,860
Fidelity Freedom® Blend 2010 Fund – Class C	$211,086	$10.69	19,742
Fidelity Freedom® Blend 2010 Fund – Class Z	$114,159	$10.95	10,430
Fidelity Freedom® Blend 2010 Fund – Premier Class	$38,814,697	$10.90	3,560,703

Fidelity Freedom® Blend 2010 Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2010 Fund – Retail Class	$61,866,178	$10.85	5,703,993
Fidelity Freedom® Blend 2010 Fund – Class A	$975,529	$10.84	90,001
Fidelity Freedom® Blend 2010 Fund – Class I	$860,672	$10.87	79,169
Fidelity Freedom® Blend 2010 Fund – Class K	$3,638,035	$10.90	333,809
Fidelity Freedom® Blend 2010 Fund – Class K6	$58,261,851	$10.92	5,335,397
Fidelity Freedom® Blend 2010 Fund – Class M	$334,355	$10.83	30,860
Fidelity Freedom® Blend 2010 Fund – Class C	$211,086	$10.69	19,742
Fidelity Freedom® Blend 2010 Fund – Class Z	$114,159	$10.95	10,430
Fidelity Freedom® Blend 2010 Fund – Premier Class	$38,814,697	$10.90	3,560,703

(a)
Fidelity Managed Retirement 2015 FundSM’s estimated one-time Reorganization costs are approximately $31,955. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The table above assumes that the Reorganization described in this Proposal 3 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2010 Fund shares will be received by shareholders of Fidelity Managed Retirement 2015 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2010 Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement 2015 FundSM and Fidelity Freedom® Blend 2010 Fund and that the interests of existing shareholders of Fidelity Managed Retirement 2015 FundSM and Fidelity Freedom® Blend 2010 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement 2015 FundSM and the fund would liquidate on or about June 12, 2026.
The Board of Trustees of Fidelity Managed Retirement 2015 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 4
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT 2020 FUNDSM AND FIDELITY FREEDOM® BLEND 2015 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2015 Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement 2020 FundSM in exchange solely for shares of Fidelity Freedom® Blend 2015 Fund and the assumption by Fidelity Freedom® Blend 2015 Fund of Fidelity Managed Retirement 2020 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2015 Fund to the shareholders of Fidelity Managed Retirement 2020 FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement 2020 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2015 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2015 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2015 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2015 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2015 Fund will deliver to Fidelity Managed Retirement 2020 FundSM, and Fidelity Managed Retirement 2020 FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend 2015 Fund so that each Fidelity Managed Retirement 2020 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2015 Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement 2020 FundSM; Fidelity Managed Retirement 2020 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement 2020 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend 2015 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2015 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2015 FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement 2020 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement 2020 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement 2020 FundSM is liquidated.
For Fidelity Managed Retirement 2020 FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement 2020 FundSM are permissible investments for Fidelity Freedom® Blend 2015 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement 2020 FundSM and Fidelity Freedom® Blend 2015 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement 2020 FundSM and Fidelity Freedom® Blend 2015 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2015 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2015 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2015 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement 2020 FundSM or Fidelity Freedom® Blend 2015 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement 2020 FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement 2020 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 5 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2015 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2015 Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement 2020 FundSM will liquidate on or about June 12, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement 2020 FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend 2015 Fund.
Fidelity Freedom® Blend 2015 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2015 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2015 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2015 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2015 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2015 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2015 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

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Retirement 2020 FundSM shareholders that have their Fidelity Managed Retirement 2020 FundSM shares exchanged for Fidelity Freedom® Blend 2015 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement 2020 FundSM’s assets for Fidelity Freedom® Blend 2015 Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement 2020 FundSM by Fidelity Freedom® Blend 2015 Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement 2020 FundSM and Fidelity Freedom® Blend 2015 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2015 Fund of substantially all of the assets of Fidelity Managed Retirement 2020 FundSM in exchange solely for Fidelity Freedom® Blend 2015 Fund shares and the assumption by Fidelity Freedom® Blend 2015 Fund of all liabilities of Fidelity Managed Retirement 2020 FundSM followed by the distribution of Fidelity Freedom® Blend 2015 Fund shares to the Fidelity Managed Retirement 2020 FundSM shareholders in exchange for their Fidelity Managed Retirement 2020 FundSM shares in complete liquidation and termination of Fidelity Managed Retirement 2020 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement 2020 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2015 Fund in exchange solely for Fidelity Freedom® Blend 2015 Fund shares and the assumption by Fidelity Freedom® Blend 2015 Fund of all liabilities of Fidelity Managed Retirement 2020 FundSM, except that Fidelity Managed Retirement 2020 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement 2020 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2015 Fund shares received by Fidelity Managed Retirement 2020 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2015 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement 2020 FundSM in exchange solely for Fidelity Freedom® Blend 2015 Fund shares and the assumption of all liabilities of Fidelity Managed Retirement 2020 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2015 Fund of the assets of Fidelity Managed Retirement 2020 FundSM received by Fidelity Freedom® Blend 2015 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement 2020 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2015 Fund’s holding periods with respect to the assets of Fidelity Managed Retirement 2020 FundSM that Fidelity Freedom® Blend 2015 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement 2020 FundSM (except where investment activities of Fidelity Freedom® Blend 2015 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement 2020 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2015 Fund shares in exchange solely for Fidelity Managed Retirement 2020 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2015 Fund shares received by a Fidelity Managed Retirement 2020 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement 2020 FundSM shares surrendered by the Fidelity Managed Retirement 2020 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement 2020 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2015 Fund shares received by the Fidelity Managed Retirement 2020 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement 2020 FundSM shareholder held Fidelity Managed Retirement 2020 FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement 2020 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement 2020 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2015 Fund, and each Fidelity Managed Retirement 2020

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FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement 2020 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2015 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement 2020 FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement 2020 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement 2020 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement 2020 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2015 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2015 Fund’s ability to use Fidelity Managed Retirement 2020 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement 2020 FundSM	July 31	$10	$(0.3)	$0.8
Fidelity Freedom® Blend 2015 Fund	March 31	$357	$(3.5)A	$29.0

A
Approximately $1.1M of Fidelity Freedom Blend 2015 Fund’s realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $0.6M of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD 2015 Fund when it merged into the Fidelity Freedom Blend 2015 Fund on January 10, 2025.

Shareholders of Fidelity Managed Retirement 2020 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement 2020 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2015 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement 2020 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the

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Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2015 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2015 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2015 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2015 Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2015 Fund and Fidelity Managed Retirement 2020 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2015 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Managed Retirement 2020 FundSM and Fidelity Freedom® Blend 2015 Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement 2020 FundSM were $9,924,137 or 2.8% of the retail class of Fidelity Freedom® Blend 2015 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2015 Fund as of September 30, 2025.
Fidelity Managed Retirement 2020 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2020 FundSM(a) – Retail Class	$6,878,660	$57.98	118,642
Fidelity Managed Retirement 2020 FundSM(a) – Class A	$216,664	$57.93	3,740
Fidelity Managed Retirement 2020 FundSM(a) – Class I	$169,941	$58.02	2,929
Fidelity Managed Retirement 2020 FundSM(a) – Class K	$140,372	$57.98	2,421
Fidelity Managed Retirement 2020 FundSM(a) – Class K6	$2,518,500	$57.97	43,446

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Fidelity Freedom® Blend 2015 Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2015 Fund – Retail Class	$107,341,534	$11.19	9,589,042
Fidelity Freedom® Blend 2015 Fund – Class A	$2,758,297	$11.15	247,303
Fidelity Freedom® Blend 2015 Fund – Class I	$5,446,879	$11.20	486,308
Fidelity Freedom® Blend 2015 Fund – Class K	$6,343,330	$11.23	564,816
Fidelity Freedom® Blend 2015 Fund – Class K6	$136,822,285	$11.27	12,140,544
Fidelity Freedom® Blend 2015 Fund – Class M	$673,021	$11.16	60,319
Fidelity Freedom® Blend 2015 Fund – Class C	$538,333	$10.98	49,042
Fidelity Freedom® Blend 2015 Fund – Class Z	$207,158	$11.25	18,422
Fidelity Freedom® Blend 2015 Fund – Premier Class	$96,358,736	$11.24	8,570,237

Fidelity Freedom® Blend 2015 Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2015 Fund – Retail Class	$114,220,194	$11.19	10,203,757
Fidelity Freedom® Blend 2015 Fund – Class A	$2,974,961	$11.15	266,735
Fidelity Freedom® Blend 2015 Fund – Class I	$5,616,820	$11.20	501,481
Fidelity Freedom® Blend 2015 Fund – Class K	$6,483,702	$11.23	577,316
Fidelity Freedom® Blend 2015 Fund – Class K6	$139,340,785	$11.27	12,364,013
Fidelity Freedom® Blend 2015 Fund – Class M	$673,021	$11.16	60,319
Fidelity Freedom® Blend 2015 Fund – Class C	$538,333	$10.98	49,042
Fidelity Freedom® Blend 2015 Fund – Class Z	$207,158	$11.25	18,422
Fidelity Freedom® Blend 2015 Fund – Premier Class	$96,358,736	$11.24	8,570,237

(a)
Fidelity Managed Retirement 2020 FundSM’s estimated one-time Reorganization costs are approximately $37,467. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The table above assumes that the Reorganization described in this Proposal 4 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2015 Fund shares will be received by shareholders of Fidelity Managed Retirement 2020 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2015 Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement 2020 FundSM and Fidelity Freedom® Blend 2015 Fund and that the interests of existing shareholders of Fidelity Managed Retirement 2020 FundSM and Fidelity Freedom® Blend 2015 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement 2020 FundSM and the fund would liquidate on or about June 12, 2026.
The Board of Trustees of Fidelity Managed Retirement 2020 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 5
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT 2025 FUNDSM AND FIDELITY FREEDOM® BLEND 2020 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 5; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2020 Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement 2025 FundSM in exchange solely for shares of Fidelity Freedom® Blend 2020 Fund and the assumption by Fidelity Freedom® Blend 2020 Fund of Fidelity Managed Retirement 2025 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2020 Fund to the shareholders of Fidelity Managed Retirement 2025 FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement 2025 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2020 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2020 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2020 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2020 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2020 Fund will deliver to Fidelity Managed Retirement 2025 FundSM, and Fidelity Managed Retirement 2025 FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend 2020 Fund so that each Fidelity Managed Retirement 2025 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2020 Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement 2025 FundSM; Fidelity Managed Retirement 2025 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement 2025 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend 2020 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2020 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2020 FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement 2025 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement 2025 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement 2025 FundSM is liquidated.
For Fidelity Managed Retirement 2025 FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement 2025 FundSM are permissible investments for Fidelity Freedom® Blend 2020 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement 2025 FundSM and Fidelity Freedom® Blend 2020 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement 2025 FundSM and Fidelity Freedom® Blend 2020 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2020 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2020 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2020 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement 2025 FundSM or Fidelity Freedom® Blend 2020 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement 2025 FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement 2025 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 4 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2020 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2020 Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement 2025 FundSM will liquidate on or about June 5, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement 2025 FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend 2020 Fund.
Fidelity Freedom® Blend 2020 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2020 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2020 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2020 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2020 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2020 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2020 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

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Retirement 2025 FundSM shareholders that have their Fidelity Managed Retirement 2025 FundSM shares exchanged for Fidelity Freedom® Blend 2020 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement 2025 FundSM’s assets for Fidelity Freedom® Blend 2020 Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement 2025 FundSM by Fidelity Freedom® Blend 2020 Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement 2025 FundSM and Fidelity Freedom® Blend 2020 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2020 Fund of substantially all of the assets of Fidelity Managed Retirement 2025 FundSM in exchange solely for Fidelity Freedom® Blend 2020 Fund shares and the assumption by Fidelity Freedom® Blend 2020 Fund of all liabilities of Fidelity Managed Retirement 2025 FundSM followed by the distribution of Fidelity Freedom® Blend 2020 Fund shares to the Fidelity Managed Retirement 2025 FundSM shareholders in exchange for their Fidelity Managed Retirement 2025 FundSM shares in complete liquidation and termination of Fidelity Managed Retirement 2025 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement 2025 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2020 Fund in exchange solely for Fidelity Freedom® Blend 2020 Fund shares and the assumption by Fidelity Freedom® Blend 2020 Fund of all liabilities of Fidelity Managed Retirement 2025 FundSM, except that Fidelity Managed Retirement 2025 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement 2025 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2020 Fund shares received by Fidelity Managed Retirement 2025 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2020 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement 2025 FundSM in exchange solely for Fidelity Freedom® Blend 2020 Fund shares and the assumption of all liabilities of Fidelity Managed Retirement 2025 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2020 Fund of the assets of Fidelity Managed Retirement 2025 FundSM received by Fidelity Freedom® Blend 2020 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement 2025 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2020 Fund’s holding periods with respect to the assets of Fidelity Managed Retirement 2025 FundSM that Fidelity Freedom® Blend 2020 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement 2025 FundSM (except where investment activities of Fidelity Freedom® Blend 2020 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement 2025 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2020 Fund shares in exchange solely for Fidelity Managed Retirement 2025 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2020 Fund shares received by a Fidelity Managed Retirement 2025 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement 2025 FundSM shares surrendered by the Fidelity Managed Retirement 2025 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement 2025 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2020 Fund shares received by the Fidelity Managed Retirement 2025 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement 2025 FundSM shareholder held Fidelity Managed Retirement 2025 FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement 2025 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement 2025 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2020 Fund, and each Fidelity Managed Retirement 2025

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FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement 2025 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2020 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement 2025 FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement 2025 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement 2025 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement 2025 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2020 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2020 Fund’s ability to use Fidelity Managed Retirement 2025 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement 2025 FundSM	July 31	$56	$(1.1)	$5.1
Fidelity Freedom® Blend 2020 Fund	March 31	$1,178	$(4.3)	$133.6

Shareholders of Fidelity Managed Retirement 2025 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement 2025 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2020 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement 2025 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

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The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2020 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2020 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2020 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2020 Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2020 Fund and Fidelity Managed Retirement 2025 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2020 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of of Fidelity Managed Retirement 2025 FundSM and Fidelity Freedom® Blend 2020 Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement 2025 FundSM were $56,147,513 or 4.8% of the retail class of Fidelity Freedom® Blend 2020 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2020 Fund as of September 30, 2025.
Fidelity Managed Retirement 2025 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2025 FundSM(a) – Retail Class	$37,643,606	$60.97	617,413
Fidelity Managed Retirement 2025 FundSM(a) – Class A	$2,159,133	$60.81	35,508
Fidelity Managed Retirement 2025 FundSM(a) – Class I	$68,624	$61.23	1,121
Fidelity Managed Retirement 2025 FundSM(a) – Class K	$145,979	$61.02	2,392
Fidelity Managed Retirement 2025 FundSM(a) – Class K6	$16,130,171	$60.93	264,714

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Fidelity Freedom® Blend 2020 Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2020 Fund – Retail Class	$338,408,889	$11.73	28,838,490
Fidelity Freedom® Blend 2020 Fund – Class A	$5,828,406	$11.70	497,968
Fidelity Freedom® Blend 2020 Fund – Class I	$5,223,680	$11.77	443,821
Fidelity Freedom® Blend 2020 Fund – Class K	$25,171,411	$11.79	2,134,868
Fidelity Freedom® Blend 2020 Fund – Class K6	$477,023,651	$11.84	40,301,071
Fidelity Freedom® Blend 2020 Fund – Class M	$1,078,092	$11.69	92,235
Fidelity Freedom® Blend 2020 Fund – Class C	$1,503,701	$11.52	130,520
Fidelity Freedom® Blend 2020 Fund – Class Z	$1,480,339	$11.80	125,489
Fidelity Freedom® Blend 2020 Fund – Premier Class	$322,161,459	$11.81	27,271,724

Fidelity Freedom® Blend 2020 Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2020 Fund – Retail Class	$376,052,495	$11.73	32,047,664
Fidelity Freedom® Blend 2020 Fund – Class A	$7,987,539	$11.70	682,509
Fidelity Freedom® Blend 2020 Fund – Class I	$5,292,304	$11.77	449,651
Fidelity Freedom® Blend 2020 Fund – Class K	$25,317,390	$11.79	2,147,250
Fidelity Freedom® Blend 2020 Fund – Class K6	$493,153,822	$11.84	41,663,417
Fidelity Freedom® Blend 2020 Fund – Class M	$1,078,092	$11.69	92,235
Fidelity Freedom® Blend 2020 Fund – Class C	$1,503,701	$11.52	130,520
Fidelity Freedom® Blend 2020 Fund – Class Z	$1,480,339	$11.80	125,489
Fidelity Freedom® Blend 2020 Fund – Premier Class	$322,161,459	$11.81	27,271,724

(a)
Fidelity Managed Retirement 2025 FundSM’s estimated one-time Reorganization costs are approximately $68,255. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The table above assumes that the Reorganization described in this Proposal 5 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2020 Fund shares will be received by shareholders of Fidelity Managed Retirement 2025 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2020 Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement 2025 FundSM and Fidelity Freedom® Blend 2020 Fund and that the interests of existing shareholders of Fidelity Managed Retirement 2025 FundSM and Fidelity Freedom® Blend 2020 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement 2025 FundSM and the fund would liquidate on or about June 5, 2026.
The Board of Trustees of Fidelity Managed Retirement 2025 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 6
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT 2030 FUNDSM AND FIDELITY FREEDOM® BLEND 2025 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 6; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2025 Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement 2030 FundSM in exchange solely for shares of Fidelity Freedom® Blend 2025 Fund and the assumption by Fidelity Freedom® Blend 2025 Fund of Fidelity Managed Retirement 2030 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2025 Fund to the shareholders of Fidelity Managed Retirement 2030 FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement 2030 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2025 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2025 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2025 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2025 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2025 Fund will deliver to Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2030 FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend 2025 Fund so that each Fidelity Managed Retirement 2030 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2025 Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement 2030 FundSM; Fidelity Managed Retirement 2030 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement 2030 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend 2025 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2025 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2025 FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement 2030 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement 2030 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement 2030 FundSM is liquidated.
For Fidelity Managed Retirement 2030 FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement 2030 FundSM are permissible investments for Fidelity Freedom® Blend 2025 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement 2030 FundSM and Fidelity Freedom® Blend 2025 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement 2030 FundSM and Fidelity Freedom® Blend 2025 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2025 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2025 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2025 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement 2030 FundSM or Fidelity Freedom® Blend 2025 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement 2030 FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement 2030 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 4 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2025 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2025 Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement 2030 FundSM will liquidate on or about June 5, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement 2030 FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend 2025 Fund.
Fidelity Freedom® Blend 2025 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2025 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2025 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2025 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2025 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2025 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2025 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

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Retirement 2030 FundSM shareholders that have their Fidelity Managed Retirement 2030 FundSM shares exchanged for Fidelity Freedom® Blend 2025 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement 2030 FundSM’s assets for Fidelity Freedom® Blend 2025 Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement 2030 FundSM by Fidelity Freedom® Blend 2025 Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement 2030 FundSM and Fidelity Freedom® Blend 2025 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2025 Fund of substantially all of the assets of Fidelity Managed Retirement 2030 FundSM in exchange solely for Fidelity Freedom® Blend 2025 Fund shares and the assumption by Fidelity Freedom® Blend 2025 Fund of all liabilities of Fidelity Managed Retirement 2030 FundSM followed by the distribution of Fidelity Freedom® Blend 2025 Fund shares to the Fidelity Managed Retirement 2030 FundSM shareholders in exchange for their Fidelity Managed Retirement 2030 FundSM shares in complete liquidation and termination of Fidelity Managed Retirement 2030 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement 2030 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2025 Fund in exchange solely for Fidelity Freedom® Blend 2025 Fund shares and the assumption by Fidelity Freedom® Blend 2025 Fund of all liabilities of Fidelity Managed Retirement 2030 FundSM, except that Fidelity Managed Retirement 2030 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement 2030 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2025 Fund shares received by Fidelity Managed Retirement 2030 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2025 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement 2030 FundSM in exchange solely for Fidelity Freedom® Blend 2025 Fund shares and the assumption of all liabilities of Fidelity Managed Retirement 2030 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2025 Fund of the assets of Fidelity Managed Retirement 2030 FundSM received by Fidelity Freedom® Blend 2025 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement 2030 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2025 Fund’s holding periods with respect to the assets of Fidelity Managed Retirement 2030 FundSM that Fidelity Freedom® Blend 2025 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement 2030 FundSM (except where investment activities of Fidelity Freedom® Blend 2025 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement 2030 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2025 Fund shares in exchange solely for Fidelity Managed Retirement 2030 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2025 Fund shares received by a Fidelity Managed Retirement 2030 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement 2030 FundSM shares surrendered by the Fidelity Managed Retirement 2030 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement 2030 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2025 Fund shares received by the Fidelity Managed Retirement 2030 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement 2030 FundSM shareholder held Fidelity Managed Retirement 2030 FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement 2030 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement 2030 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2025 Fund, and each Fidelity Managed Retirement 2030

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FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement 2030 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2025 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement 2030 FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement 2030 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement 2030 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement 2030 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2025 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2025 Fund’s ability to use Fidelity Managed Retirement 2030 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement 2030 FundSM	July 31	$50	$(0.7)	$4.4
Fidelity Freedom® Blend 2025 Fund	March 31	$2,560	$(6.0)	$339.9

Shareholders of Fidelity Managed Retirement 2030 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement 2030 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2025 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement 2030 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

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The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2025 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2025 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2025 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2025 Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2025 Fund and Fidelity Managed Retirement 2030 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2025 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Managed Retirement 2030 FundSM and Fidelity Freedom® Blend 2025 Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement 2030 FundSM were $49,667,990 or 1.9% of the retail class of Fidelity Freedom® Blend 2025 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2025 Fund as of September 30, 2025.
Fidelity Managed Retirement 2030 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2030 FundSM(a) – Retail Class	$31,093,700	$12.47	2,493,940
Fidelity Managed Retirement 2030 FundSM(a) – Class A	$1,162,956	$12.44	93,450
Fidelity Managed Retirement 2030 FundSM(a) – Class I	$363,001	$12.49	29,074
Fidelity Managed Retirement 2030 FundSM(a) – Class K	$252,986	$12.50	20,236
Fidelity Managed Retirement 2030 FundSM(a) – Class K6	$16,795,347	$12.48	1,345,288

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Fidelity Freedom® Blend 2025 Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2025 Fund – Retail Class	$592,446,850	$12.30	48,173,323
Fidelity Freedom® Blend 2025 Fund – Class A	$17,451,948	$12.26	1,423,652
Fidelity Freedom® Blend 2025 Fund – Class I	$15,438,811	$12.34	1,251,352
Fidelity Freedom® Blend 2025 Fund – Class K	$35,617,959	$12.36	2,881,809
Fidelity Freedom® Blend 2025 Fund – Class K6	$1,040,993,624	$12.40	83,946,229
Fidelity Freedom® Blend 2025 Fund – Class M	$1,561,565	$12.37	126,231
Fidelity Freedom® Blend 2025 Fund – Class C	$2,344,954	$12.06	194,458
Fidelity Freedom® Blend 2025 Fund – Class Z	$3,412,685	$12.37	275,865
Fidelity Freedom® Blend 2025 Fund – Premier Class	$849,696,450	$12.37	68,669,358

Fidelity Freedom® Blend 2025 Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2025 Fund – Retail Class	$623,540,550	$12.30	50,701,266
Fidelity Freedom® Blend 2025 Fund – Class A	$18,614,904	$12.26	1,518,510
Fidelity Freedom® Blend 2025 Fund – Class I	$15,801,812	$12.34	1,280,769
Fidelity Freedom® Blend 2025 Fund – Class K	$35,870,945	$12.36	2,902,277
Fidelity Freedom® Blend 2025 Fund – Class K6	$1,057,788,971	$12.40	85,300,692
Fidelity Freedom® Blend 2025 Fund – Class M	$1,561,565	$12.37	126,231
Fidelity Freedom® Blend 2025 Fund – Class C	$2,344,954	$12.06	194,458
Fidelity Freedom® Blend 2025 Fund – Class Z	$3,412,685	$12.37	275,865
Fidelity Freedom® Blend 2025 Fund – Premier Class	$849,696,450	$12.37	68,669,358

(a)
Fidelity Managed Retirement 2030 FundSM’s estimated one-time Reorganization costs are approximately $65,592. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The table above assumes that the Reorganization described in this Proposal 6 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2025 Fund shares will be received by shareholders of Fidelity Managed Retirement 2030 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2025 Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement 2030 FundSM and Fidelity Freedom® Blend 2025 Fund and that the interests of existing shareholders of Fidelity Managed Retirement 2030 FundSM and Fidelity Freedom® Blend 2025 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement 2030 FundSM and the fund would liquidate on or about June 5, 2026.
The Board of Trustees of Fidelity Managed Retirement 2030 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 7
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY MANAGED RETIREMENT 2035 FUNDSM AND FIDELITY FREEDOM® BLEND 2030 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 7; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2030 Fund acquiring as of the Closing Date all of the assets of Fidelity Managed Retirement 2035 FundSM in exchange solely for shares of Fidelity Freedom® Blend 2030 Fund and the assumption by Fidelity Freedom® Blend 2030 Fund of Fidelity Managed Retirement 2035 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2030 Fund to the shareholders of Fidelity Managed Retirement 2035 FundSM as provided for in the Agreement.
The value of Fidelity Managed Retirement 2035 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2030 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2030 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2030 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2030 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2030 Fund will deliver to Fidelity Managed Retirement 2035 FundSM, and Fidelity Managed Retirement 2035 FundSM will distribute to its shareholders of record, corresponding shares of Fidelity Freedom® Blend 2030 Fund so that each Fidelity Managed Retirement 2035 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2030 Fund equal in value to the aggregate net asset value of shares of Fidelity Managed Retirement 2035 FundSM; Fidelity Managed Retirement 2035 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Managed Retirement 2035 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of Fidelity Freedom® Blend 2030 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2030 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2030 FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Managed Retirement 2035 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Managed Retirement 2035 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Managed Retirement 2035 FundSM is liquidated.
For Fidelity Managed Retirement 2035 FundSM, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Managed Retirement 2035 FundSM are permissible investments for Fidelity Freedom® Blend 2030 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Managed Retirement 2035 FundSM and Fidelity Freedom® Blend 2030 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Managed Retirement 2035 FundSM and Fidelity Freedom® Blend 2030 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2030 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2030 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2030 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments and any net realized gains may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Managed Retirement 2035 FundSM or Fidelity Freedom® Blend 2030 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Managed Retirement 2035 FundSM shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 13, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Managed Retirement 2035 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 2 bps. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2030 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2030 Fund maintain competitive pricing. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Managed Retirement 2035 FundSM will liquidate on or about June 5, 2026.
Description of the Securities to be Issued
Holders of Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Managed Retirement 2035 FundSM will receive, respectively, Retail Class, Class A, Class I, Class K, and Class K6 shares of Fidelity Freedom® Blend 2030 Fund.
Fidelity Freedom® Blend 2030 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2030 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2030 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2030 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2030 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2030 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2030 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Managed

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Retirement 2035 FundSM shareholders that have their Fidelity Managed Retirement 2035 FundSM shares exchanged for Fidelity Freedom® Blend 2030 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Managed Retirement 2035 FundSM’s assets for Fidelity Freedom® Blend 2030 Fund’s shares and the assumption of the liabilities of Fidelity Managed Retirement 2035 FundSM by Fidelity Freedom® Blend 2030 Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Managed Retirement 2035 FundSM and Fidelity Freedom® Blend 2030 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2030 Fund of substantially all of the assets of Fidelity Managed Retirement 2035 FundSM in exchange solely for Fidelity Freedom® Blend 2030 Fund shares and the assumption by Fidelity Freedom® Blend 2030 Fund of all liabilities of Fidelity Managed Retirement 2035 FundSM followed by the distribution of Fidelity Freedom® Blend 2030 Fund shares to the Fidelity Managed Retirement 2035 FundSM shareholders in exchange for their Fidelity Managed Retirement 2035 FundSM shares in complete liquidation and termination of Fidelity Managed Retirement 2035 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Managed Retirement 2035 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2030 Fund in exchange solely for Fidelity Freedom® Blend 2030 Fund shares and the assumption by Fidelity Freedom® Blend 2030 Fund of all liabilities of Fidelity Managed Retirement 2035 FundSM, except that Fidelity Managed Retirement 2035 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Managed Retirement 2035 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2030 Fund shares received by Fidelity Managed Retirement 2035 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2030 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Managed Retirement 2035 FundSM in exchange solely for Fidelity Freedom® Blend 2030 Fund shares and the assumption of all liabilities of Fidelity Managed Retirement 2035 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2030 Fund of the assets of Fidelity Managed Retirement 2035 FundSM received by Fidelity Freedom® Blend 2030 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Managed Retirement 2035 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2030 Fund’s holding periods with respect to the assets of Fidelity Managed Retirement 2035 FundSM that Fidelity Freedom® Blend 2030 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Managed Retirement 2035 FundSM (except where investment activities of Fidelity Freedom® Blend 2030 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Managed Retirement 2035 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2030 Fund shares in exchange solely for Fidelity Managed Retirement 2035 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2030 Fund shares received by a Fidelity Managed Retirement 2035 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Managed Retirement 2035 FundSM shares surrendered by the Fidelity Managed Retirement 2035 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Managed Retirement 2035 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2030 Fund shares received by the Fidelity Managed Retirement 2035 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Managed Retirement 2035 FundSM shareholder held Fidelity Managed Retirement 2035 FundSM shares surrendered in exchange therefor, provided that the Fidelity Managed Retirement 2035 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Managed Retirement 2035 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2030 Fund, and each Fidelity Managed Retirement 2035

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FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Managed Retirement 2035 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2030 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Managed Retirement 2035 FundSM, which could accelerate distributions to shareholders from Fidelity Managed Retirement 2035 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Managed Retirement 2035 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Managed Retirement 2035 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2030 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2030 Fund’s ability to use Fidelity Managed Retirement 2035 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2025 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Managed Retirement 2035 FundSM	July 31	$27	$0.1	$2.5
Fidelity Freedom® Blend 2030 Fund	March 31	$4,047	$17.3	$582.0

Shareholders of Fidelity Managed Retirement 2035 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Managed Retirement 2035 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2030 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Managed Retirement 2035 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

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The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Target Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2030 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2030 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2030 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2030 Fund in their current capacities. Andrew Dierdorf, Brett Sumsion, Cait Dourney, and Finola McGuire Foley, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2030 Fund and Fidelity Managed Retirement 2035 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2030 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Managed Retirement 2035 FundSM and Fidelity Freedom® Blend 2030 Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30, 2025, the net assets of Fidelity Managed Retirement 2035 FundSM were $26,874,951 or 0.7% of the retail class of Fidelity Freedom® Blend 2030 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2030 Fund as of September 30, 2025.
Fidelity Managed Retirement 2035 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2035 FundSM(a) – Retail Class	$6,424,624	$12.64	508,428
Fidelity Managed Retirement 2035 FundSM(a) – Class A	$268,428	$12.64	21,234
Fidelity Managed Retirement 2035 FundSM(a) – Class I	$232,293	$12.65	18,356
Fidelity Managed Retirement 2035 FundSM(a) – Class K	$135,713	$12.65	10,725
Fidelity Managed Retirement 2035 FundSM(a) – Class K6	$19,813,892	$12.65	1,566,793

79

Fidelity Freedom® Blend 2030 Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2030 Fund – Retail Class	$810,744,213	$12.70	63,814,517
Fidelity Freedom® Blend 2030 Fund – Class A	$29,619,816	$12.63	2,344,540
Fidelity Freedom® Blend 2030 Fund – Class I	$39,831,387	$12.74	3,126,514
Fidelity Freedom® Blend 2030 Fund – Class K	$84,178,667	$12.77	6,594,321
Fidelity Freedom® Blend 2030 Fund – Class K6	$1,654,630,831	$12.82	129,102,281
Fidelity Freedom® Blend 2030 Fund – Class M	$3,482,426	$12.62	275,846
Fidelity Freedom® Blend 2030 Fund – Class C	$4,070,587	$12.45	326,843
Fidelity Freedom® Blend 2030 Fund – Class Z	$13,657,750	$12.77	1,069,549
Fidelity Freedom® Blend 2030 Fund – Premier Class	$1,407,924,807	$12.79	110,080,132

Fidelity Freedom® Blend 2030 Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend 2030 Fund – Retail Class	$817,168,837	$12.70	64,320,393
Fidelity Freedom® Blend 2030 Fund – Class A	$29,888,244	$12.63	2,365,793
Fidelity Freedom® Blend 2030 Fund – Class I	$40,063,680	$12.74	3,144,747
Fidelity Freedom® Blend 2030 Fund – Class K	$84,314,380	$12.77	6,604,949
Fidelity Freedom® Blend 2030 Fund – Class K6	$1,674,444,723	$12.82	130,647,826
Fidelity Freedom® Blend 2030 Fund – Class M	$3,482,426	$12.62	275,846
Fidelity Freedom® Blend 2030 Fund – Class C	$4,070,587	$12.45	326,843
Fidelity Freedom® Blend 2030 Fund – Class Z	$13,657,750	$12.77	1,069,549
Fidelity Freedom® Blend 2030 Fund – Premier Class	$1,407,924,807	$12.79	110,080,132

(a)
Fidelity Managed Retirement 2035 FundSM’s estimated one-time Reorganization costs are approximately $48,785. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

The table above assumes that the Reorganization described in this Proposal 7 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2030 Fund shares will be received by shareholders of Fidelity Managed Retirement 2035 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2030 Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on November 13, 2025. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Managed Retirement 2035 FundSM and Fidelity Freedom® Blend 2030 Fund and that the interests of existing shareholders of Fidelity Managed Retirement 2035 FundSM and Fidelity Freedom® Blend 2030 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Managed Retirement 2035 FundSM and the fund would liquidate on or about June 5, 2026.
The Board of Trustees of Fidelity Managed Retirement 2035 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

80

ADDITIONAL INFORMATION ABOUT THE FUNDS
Each Acquiring Fund’s financial highlights for the last five fiscal years ended March 31, 2025 (audited by PricewaterhouseCoopers LLP) updated to include semi-annual data for the six-month period ended September 30, 2025 (unaudited), are shown in the tables below.
Each Target Fund’s financial highlights for the fiscal year ended July 31, 2025, which are included in the fund’s Prospectuses and incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the funds’ Form N-CSR.
The financial highlights audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Fidelity Freedom® Blend Retirement Fund - Retail Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.74	$9.51	$10.41	$10.93	$9.98
Income from Investment Operations
Net investment income (loss)A,B	.12	.28	.28	.33	.22	.10
Net realized and unrealized gain (loss)	.50	.21	.23	(.79)	(.31)	1.12
Total from investment operations	.62	.49	.51	(.46)	(.09)	1.22
Distributions from net investment income	(.12)	(.29)	(.28)	(.31)	(.23)	(.10)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.12)	(.29)	(.28)	(.44)	(.43)C	(.27)
Net asset value, end of period	$10.44	$9.94	$9.74	$9.51	$10.41	$10.93
Total ReturnD,E	6.32%	5.14%	5.49%	(4.35)%	(1.01)%	12.29%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.41%H	.43%I	.41%	.41%	.46%	.46%
Expenses net of fee waivers, if any	41%H	.42%I	.41%	.41%	.46%	.46%
Expenses net of all reductions	41%H	.42%I	.41%	.41%	.46%	.46%
Net investment income (loss)	2.46%H	2.88%	2.97%	3.42%	2.04%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$43,451	$46,825	$3,788	$4,705	$5,424	$5,977
Portfolio turnover rateJ	35%H	39%K	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

81

Fidelity Freedom® Blend Retirement Fund - Class A

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.73	$9.49	$10.39	$10.92	$9.98
Income from Investment Operations
Net investment income (loss)A,B	.11	.26	.26	.30	.20	.07
Net realized and unrealized gain (loss)	.50	.21	.24	(.79)	(.33)	1.12
Total from investment operations	.61	.47	.50	(.49)	(.13)	1.19
Distributions from net investment income	(.11)	(.26)	(.26)	(.29)	(.21)	(.08)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.11)	(.26)	(.26)	(.41)C	(.40)	(.25)
Net asset value, end of period	$10.44	$9.94	$9.73	$9.49	$10.39	$10.92
Total ReturnD,E,F	6.18%	4.94%	5.34%	(4.59)%	(1.30)%	11.94%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.66%I	.67%	.66%	.66%	.71%	.71%
Expenses net of fee waivers, if any	.66%I	.66%	.66%	.66%	.71%	.71%
Expenses net of all reductions	.66%I	.66%	.66%	.66%	.71%	.71%
Net investment income (loss)	2.21%I	2.64%	2.72%	3.17%	1.79%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$3,114	$3,031	$2,893	$2,927	$2,623	$1,423
Portfolio turnover rateJ	35%I	39%K	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

82

Fidelity Freedom® Blend Retirement Fund - Class I

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.50	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss)A,B	.13	.29	.28	.33	.22	.10
Net realized and unrealized gain (loss)	.49	.21	.24	(.80)	(.32)	1.13
Total from investment operations	.62	.50	.52	(.47)	(.10)	1.23
Distributions from net investment income	(.12)	(.29)	(.28)	(.31)	(.24)	(.11)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.12)	(.29)	(.28)	(.44)	(.43)	(.28)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.50	$10.41	$10.94
Total ReturnC,D	6.31%	5.21%	5.56%	(4.43)%	(1.06)%	12.32%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.41%G	.42%	.41%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.41%G	.41%	.41%	.41%	.46%	.46%
Expenses net of all reductions	.41%G	.41%	.41%	.41%	.46%	.46%
Net investment income (loss)	2.46%G	2.89%	2.97%	3.42%	2.04%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,553	$1,497	$1,323	$2,296	$2,512	$749
Portfolio turnover rateH	35%G	39%I	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

83

Fidelity Freedom® Blend Retirement Fund - Class K

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss)A,B	.13	.30	.29	.33	.23	.11
Net realized and unrealized gain (loss)	.50	.21	.23	(.78)	(.32)	1.12
Total from investment operations	.63	.51	.52	(.45)	(.09)	1.23
Distributions from net investment income	(.13)	(.30)	(.29)	(.32)	(.25)	(.11)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.13)	(.30)	(.29)	(.45)	(.44)	(.28)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.51	$10.41	$10.94
Total ReturnC,D	6.34%	5.33%	5.60%	(4.23)%	(.99)%	12.37%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.31%G	.32%	.31%	.31%	.36%	.36%
Expenses net of fee waivers, if any	.31%G	.31%	.31%	.31%	.36%	.36%
Expenses net of all reductions	.31%G	.31%	.31%	.31%	.36%	.36%
Net investment income (loss)	2.56%G	2.99%	3.07%	3.52%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,753	$3,232	$2,773	$2,739	$1,069	$564
Portfolio turnover rateH	35%G	39%I	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

84

Fidelity Freedom® Blend Retirement Fund - Class K6

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.75	$9.51	$10.42	$10.94	$9.99
Income from Investment Operations
Net investment income (loss)A,B	.14	.32	.30	.35	.25	.12
Net realized and unrealized gain (loss)	.49	.20	.24	(.80)	(.32)	1.12
Total from investment operations	.63	.52	.54	(.45)	(.07)	1.24
Distributions from net investment income	(.13)	(.31)	(.30)	(.33)	(.26)	(.12)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.13)	(.31)	(.30)	(.46)	(.45)	(.29)
Net asset value, end of period	$10.46	$9.96	$9.75	$9.51	$10.42	$10.94
Total ReturnC,D	6.42%	5.43%	5.81%	(4.25)%	(.81)%	12.50%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.21%G	.22%	.21%	.21%	.26%	.26%
Expenses net of fee waivers, if any	.21%G	.21%	.21%	.21%	.26%	.26%
Expenses net of all reductions	.21%G	.21%	.21%	.21%	.26%	.26%
Net investment income (loss)	2.66%G	3.28%	3.17%	3.62%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$96,439	$84,663	$46,688	$38,656	$35,899	$51,220
Portfolio turnover rateH	35%G	39%I	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

85

Fidelity Freedom® Blend Retirement Fund - Class M

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.72	$9.48	$10.38	$10.92	$9.98
Income from Investment Operations
Net investment income (loss)A,B	.10	.24	.23	.28	.17	.05
Net realized and unrealized gain (loss)	.50	.21	.24	(.79)	(.32)	1.11
Total from investment operations	.60	.45	.47	(.51)	(.15)	1.16
Distributions from net investment income	(.10)	(.24)	(.23)	(.26)	(.20)	(.05)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.10)	(.24)	(.23)	(.39)	(.39)	(.22)
Net asset value, end of period	$10.43	$9.93	$9.72	$9.48	$10.38	$10.92
Total ReturnC,D,E	6.06%	4.68%	5.05%	(4.86)%	(1.51)%	11.65%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.91%H	.92%	.91%	.91%	.96%	.96%
Expenses net of fee waivers, if any	.91%H	.91%	.91%	.91%	.96%	.96%
Expenses net of all reductions	.91%H	.91%	.91%	.91%	.96%	.96%
Net investment income (loss)	1.96%H	2.39%	2.47%	2.92%	1.54%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$191	$181	$138	$118	$139	$195
Portfolio turnover rateJ	35%H	39%J	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

86

Fidelity Freedom® Blend Retirement Fund - Class C

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$9.60	$9.37	$10.27	$10.85	$9.95
Income from Investment Operations
Net investment income (loss)A,B	.07	.18	.18	.23	.11	(.01)
Net realized and unrealized gain (loss)	.50	.22	.23	(.78)	(.31)	1.11
Total from investment operations	.57	.40	.41	(.55)	(.20)	1.10
Distributions from net investment income	(.08)	(.19)	(.18)	(.22)	(.18)	(.03)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.08)	(.19)	(.18)	(.35)	(.38)C	(.20)
Net asset value, end of period	$10.30	$9.81	$9.60	$9.37	$10.27	$10.85
Total ReturnD,E,F	5.79%	4.17%	4.46%	(5.28)%	(2.04)%	11.10%
Ratios to Average Net AssetsA,G,H Expenses before reductions	1.41%I	1.42%	1.41%	1.41%	1.46%	1.46%
Expenses net of fee waivers, if any	1.41%I	1.41%	1.41%	1.41%	1.46%	1.46%
Expenses net of all reductions	1.41%I	1.41%	1.41%	1.41%	1.46%	1.46%
Net investment income (loss)	1.46%I	1.89%	1.97%	2.42%	1.04%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$334	$322	$326	$357	$518	$711
Portfolio turnover rateJ	35%I	39%K	40%	42%	62%	49%

A
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

B	Calculated based on average shares outstanding during the period.
C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the contingent deferred sales charge.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

87

Fidelity Freedom® Blend Retirement Fund - Class Z

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss)A,B	.13	.30	.29	.34	.23	.11
Net realized and unrealized gain (loss)	.50	.21	.23	(.79)	(.32)	1.12
Total from investment operations	.63	.51	.52	(.45)	(.09)	1.23
Distributions from net investment income	(.13)	(.30)	(.29)	(.32)	(.25)	(.11)
Distributions from net realized gain	—	—	—	(.13)	(.19)	(.17)
Total distributions	(.13)	(.30)	(.29)	(.45)	(.44)	(.28)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.51	$10.41	$10.94
Total ReturnC,D	6.36%	5.33%	5.60%	(4.23)%	(.97)%	12.41%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.31%G	.32%	.31%	.31%	.36%	.36%
Expenses net of fee waivers, if any	.31%G	.31%	.31%	.31%	.36%	.36%
Expenses net of all reductions	.31%G	.31%	.31%	.31%	.36%	.36%
Net investment income (loss)	2.56%G	2.99%	3.07%	3.52%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,659	$1,596	$1,413	$989	$1,180	$1,026
Portfolio turnover rateH	35%G	39%I	40%	42%	62%	49%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

88

Fidelity Freedom® Blend Retirement Fund - Premier Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss)B,C	.14	.31	.30	.35	.37
Net realized and unrealized gain (loss)	.50	.21	.24	(.79)	(.52)
Total from investment operations	.64	.52	.54	(.44)	(.15)
Distributions from net investment income	(.14)	(.31)	(.31)	(.33)	(.26)
Distributions from net realized gain	—	—	—	(.13)	(.19)
Total distributions	(.14)	(.31)	(.31)	(.46)	(.45)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.51	$10.41
Total ReturnD,E	6.44%	5.47%	5.75%	(4.14)%	(1.52)%
Ratios to Average Net AssetsC,F,G Expenses before reductions	.18%H	.20%	.19%	.19%	.24%H
Expenses net of fee waivers, if any	.18%H	.19%	.19%	.19%	.24%H
Expenses net of all reductions	.18%H	.19%	.19%	.19%	.24%H
Net investment income (loss)	2.70%H	3.11%	3.19%	3.64%	3.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$43,269	$37,718	$23,171	$21,456	$23,501
Portfolio turnover rateI	35%H	39%J	40%	42%	62%

A	For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

89

Fidelity Freedom® Blend 2010 Fund - Retail Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$9.90	$9.48	$10.52	$11.21	$9.65
Income from Investment Operations
Net investment income (loss)A,B	.12	.26	.27	.31	.20	.11
Net realized and unrealized gain (loss)	.62	.26	.41	(.88)	(.22)	1.83
Total from investment operations	.74	.52	.68	(.57)	(.02)	1.94
Distributions from net investment income	(.03)	(.28)	(.25)	(.30)	(.25)	(.12)
Distributions from net realized gain	—	—	—C	(.17)	(.42)	(.26)
Total distributions	(.03)	(.28)	(.26)D	(.47)	(.67)	(.38)
Net asset value, end of period	$10.85	$10.14	$9.90	$9.48	$10.52	$11.21
Total ReturnE,F	7.29%	5.28%	7.19%	(5.31)%	(.42)%	20.28%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.41%I	.42%J	.41%	.41%	.47%	.47%
Expenses net of fee waivers, if any	.41%I	.42% J	.41%	.41%	.47%	.47%
Expenses net of all reductions	.41%I	.42% J	.41%	.41%	.47%	.47%
Net investment income (loss)	2.27%I	2.71%	2.80%	3.23%	1.82%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$58,276	$59,543	$5,193	$5,467	$5,344	$4,499
Portfolio turnover rateK	24%I	35%L	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
L	The portfolio turnover rate does not include the assets acquired in the reorganization.

90

Fidelity Freedom® Blend 2010 Fund - Class A

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.88	$9.46	$10.50	$11.19	$9.65
Income from Investment Operations
Net investment income (loss)A,B	.11	.25	.24	.28	.18	.08
Net realized and unrealized gain (loss)	.62	.24	.41	(.87)	(.23)	1.83
Total from investment operations	.73	.49	.65	(.59)	(.05)	1.91
Distributions from net investment income	(.02)	(.24)	(.23)	(.28)	(.22)	(.11)
Distributions from net realized gain	—	—	—C	(.17)	(.42)	(.26)
Total distributions	(.02)	(.24)	(.23)	(.45)	(.64)	(.37)
Net asset value, end of period	$10.84	$10.13	$9.88	$9.46	$10.50	$11.19
Total ReturnD,E F	7.17%	5.01%	6.90%	(5.52)%	(.71)%	19.96%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.66%I	.66%	.66%	.66%	.72%	.72%
Expenses net of fee waivers, if any	.66%I	.66%	.66%	.66%	.72%	.72%
Expenses net of all reductions	.66%I	.66%	.66%	.66%	.72%	.72%
Net investment income (loss)	2.02%I	2.47%	2.55%	2.98%	1.57%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$400	$473	$606	$601	$694	$931
Portfolio turnover rateJ	24%I	35%K	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

91

Fidelity Freedom® Blend 2010 Fund - Class I

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$9.92	$9.50	$10.52	$11.22	$9.66
Income from Investment Operations
Net investment income (loss)A,B	.12	.28	.27	.31	.20	.11
Net realized and unrealized gain (loss)	.61	.24	.40	(.87)	(.22)	1.83
Total from investment operations	.73	.52	.67	(.56)	(.02)	1.94
Distributions from net investment income	(.02)	(.28)	(.25)	(.29)	(.26)	(.12)
Distributions from net realized gain	—	—	—C	(.17)	(.42)	(.26)
Total distributions	(.02)	(.28)	(.25)	(.46)	(.68)	(.38)
Net asset value, end of period	$10.87	$10.16	$9.92	$9.50	$10.52	$11.22
Total ReturnD,E	7.22%	5.29%	7.15%	(5.24)%	(.45)%	20.25%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.41%H	.41%	.41%	.41%	.47%	.47%
Expenses net of fee waivers, if any	.41%H	.41%	.41%	.41%	.47%	.47%
Expenses net of all reductions	.41%H	.41%	.41%	.41%	.47%	.47%
Net investment income (loss)	2.27%H	2.72%	2.80%	3.23%	1.82%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$851	$791	$729	$705	$1,156	$914
Portfolio turnover rateI	24%H	35%J	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

92

Fidelity Freedom® Blend 2010 Fund - Class K

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$9.94	$9.52	$10.55	$11.23	$9.66
Income from Investment Operations
Net investment income (loss)A,B	.12	.29	.28	.32	.22	.12
Net realized and unrealized gain (loss)	.62	.24	.40	(.88)	(.22)	1.84
Total from investment operations	.74	.53	.68	(.56)	—	1.96
Distributions from net investment income	(.02)	(.29)	(.26)	(.30)	(.26)	(.13)
Distributions from net realized gain	—	—	—C	(.17)	(.42)	(.26)
Total distributions	(.02)	(.29)	(.26)	(.47)	(.68)	(.39)
Net asset value, end of period	$10.90	$10.18	$9.94	$9.52	$10.55	$11.23
Total ReturnD,E	7.32%	5.38%	7.23%	(5.20)%	(.28)%	20.40%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.31%H	.31%	.31%	.31%	.37%	.37%
Expenses net of fee waivers, if any	.31%H	.31%	.31%	.31%	.37%	.37%
Expenses net of all reductions	.31%H	.31%	.31%	.31%	.37%	.37%
Net investment income (loss)	2.37%H	2.82%	2.90%	3.33%	1.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,504	$3,286	$3,361	$2,799	$6,843	$7,725
Portfolio turnover rateI	24%H	35%J	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

93

Fidelity Freedom® Blend 2010 Fund - Class K6

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.96	$9.54	$10.57	$11.25	$9.67
Income from Investment Operations
Net investment income (loss)A,B	.13	.32	.29	.33	.23	.13
Net realized and unrealized gain (loss)	.62	.22	.40	(.87)	(.23)	1.85
Total from investment operations	.75	.54	.69	(.54)	—	1.98
Distributions from net investment income	(.03)	(.30)	(.27)	(.32)	(.26)	(.14)
Distributions from net realized gain	—	—	—C	(.17)	(.42)	(.26)
Total distributions	(.03)	(.30)	(.27)	(.49)	(.68)	(.40)
Net asset value, end of period	$10.92	$10.20	$9.96	$9.54	$10.57	$11.25
Total ReturnD,E	7.34%	5.49%	7.33%	(5.01)%	(.27)%	20.60%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.21%H	.21%	.21%	.21%	.27%	.27%
Expenses net of fee waivers, if any	.21%H	.21%	.21%	.21%	.27%	.27%
Expenses net of all reductions	.21%H	.21%	.21%	.21%	.27%	.27%
Net investment income (loss)	2.47%H	3.11%	3.00%	3.43%	2.02%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$57,236	$54,569	$35,537	$31,108	$35,745	$64,959
Portfolio turnover rateI	24%H	35%J	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

94

Fidelity Freedom® Blend 2010 Fund - Class M

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.90	$9.48	$10.51	$11.19	$9.63
Income from Investment Operations
Net investment income (loss)A,B	.09	.22	.22	.26	.15	.05
Net realized and unrealized gain (loss)	.62	.24	.41	(.88)	(.23)	1.84
Total from investment operations	.71	.46	.63	(.62)	(.08)	1.89
Distributions from net investment income	(.01)	(.23)	(.21)	(.24)	(.19)	(.07)
Distributions from net realized gain	—	—	—C	(.17)	(.41)	(.26)
Total distributions	(.01)	(.23)	(.21)	(.41)	(.60)	(.33)
Net asset value, end of period	$10.83	$10.13	$9.90	$9.48	$10.51	$11.19
Total ReturnD,E,F	6.99%	4.67%	6.69%	(5.79)%	(.93)%	19.76%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.91%I	.91%	.91%	.91%	.97%	97%
Expenses net of fee waivers, if any	.91%I	.91%	.91%	.91%	.97%	97%
Expenses net of all reductions	.91%I	.91%	.91%	.91%	.97%	97%
Net investment income (loss)	1.77%I	2.22%	2.31%	2.73%	1.32%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$334	$315	$305	$278	$359	$379
Portfolio turnover rateJ	24%I	35%K	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

95

Fidelity Freedom® Blend 2010 Fund - Class C

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.78	$9.38	$10.41	$11.13	$9.61
Income from Investment Operations
Net investment income (loss)A,B	.07	.17	.17	.21	.09	—C
Net realized and unrealized gain (loss)	.60	.24	.40	(.86)	(.22)	1.82
Total from investment operations	.67	.41	.57	(.65)	(.13)	1.82
Distributions from net investment income	—C	(.17)	(.17)	(.21)	(.18)	(.05)
Distributions from net realized gain	—	—	—C	(.17)	(.41)	(.25)
Total distributions	—C	(.17)	(.17)	(.38)	(.59)	(.30)
Net asset value, end of period	$10.69	$10.02	$9.78	$9.38	$10.41	$11.13
Total ReturnD,E,F	6.72%	4.17%	6.09%	(6.20)%	(1.39)%	19.05%
Ratios to Average Net AssetsB,G,H Expenses before reductions	1.41%I	1.41%	1.41%	1.41%	1.47%	1.47%
Expenses net of fee waivers, if any	1.41%I	1.41%	1.41%	1.41%	1.47%	1.47%
Expenses net of all reductions	1.41%I	1.41%	1.41%	1.41%	1.47%	1.47%
Net investment income (loss)	1.26%I	1.72%	1.80%	2.23%	.82%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$211	$214	$222	$225	$288	$240
Portfolio turnover rateJ	24%I	35%K	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the contingent deferred sales charge.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

96

Fidelity Freedom® Blend 2010 Fund - Class Z

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$9.98	$9.51	$10.56	$11.25	$9.68
Income from Investment Operations
Net investment income (loss)A,B	.12	.29	.28	.31	.22	.12
Net realized and unrealized gain (loss)	.64	.24	.40	(.87)	(.23)	1.84
Total from investment operations	.76	.53	.68	(.56)	(.01)	1.96
Distributions from net investment income	(.03)	(.29)	(.21)	(.33)	(.26)	(.13)
Distributions from net realized gain	—	—	—C	(.17)	(.42)	(.26)
Total distributions	(.03)	(.29)	(.21)	(.49)D	(.68)	(.39)
Net asset value, end of period	$10.95	$10.22	$9.98	$9.51	$10.56	$11.25
Total ReturnE,F	7.31%	5.36%	7.24%	(5.15)%	(.38)%	20.42%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.31%I	.31%	.31%	.31%	.37%	.37%
Expenses net of fee waivers, if any	.31%I	.31%	.31%	.31%	.37%	.37%
Expenses net of all reductions	.31%I	.31%	.31%	.31%	.37%	.37%
Net investment income (loss)	2.37%I	2.82%	2.91%	3.33%	1.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$106	$94	$730	$144	$247
Portfolio turnover rateJ	24%I	35%K	28%	41%	51%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

97

Fidelity Freedom® Blend 2010 Fund - Premier Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$9.94	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss)B,C	.13	.30	.29	.33	.39
Net realized and unrealized gain (loss)	.62	.24	.40	(.87)	(.50)
Total from investment operations	.75	.54	.69	(.54)	(.11)
Distributions from net investment income	(.03)	(.30)	(.27)	(.32)	(.28)
Distributions from net realized gain	—	—	—D	(.17)	(.42)
Total distributions	(.03)	(.30)	(.27)	(.49)	(.70)
Net asset value, end of period	$10.90	$10.18	$9.94	$9.52	$10.55
Total ReturnE,F	7.37%	5.51%	7.35%	(4.99)%	(1.23)%
Ratios to Average Net AssetsC,G,H Expenses before reductions	.18%I	.19%	.19%	.19%	.25% I
Expenses net of fee waivers, if any	.18%I	.19%	.19%	.19%	.25% I
Expenses net of all reductions	.18%I	.19%	.19%	.19%	.25% I
Net investment income (loss)	2.50%I	2.94%	3.02%	3.45%	3.49%I
Supplemental Data
Net assets, end of period (000 omitted)	$38,815	$33,739	$30,363	$31,366	$32,687
Portfolio turnover rateJ	24%I	35%K	28%	41%	51%

A	For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

98

Fidelity Freedom® Blend 2015 Fund - Retail Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.06	$9.48	$10.63	$11.37	$9.44
Income from Investment Operations
Net investment income (loss)A,B	.10	.26	.26	.29	.20	.11
Net realized and unrealized gain (loss)	.80	.26	.58	(.93)	(.16)	2.27
Total from investment operations	.90	.52	.84	(.64)	.04	2.38
Distributions from net investment income	(.03)	(.26)	(.25)	(.29)	(.26)	(.13)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.26)	(.26)	(.51)	(.78)	(.45)C
Net asset value, end of period	$11.19	$10.32	$10.06	$9.48	$10.63	$11.37
Total ReturnD,E	8.73%	5.23%	8.90%	(5.91)%	.03%	25.50%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.42%H	.43%I	.42%	.43%	.48%	.48%
Expenses net of fee waivers, if any	.42% H	.43% I	.42%	.43%	.48%	.48%
Expenses net of all reductions	.42% H	.43% I	.42%	.43%	.48%	.48%
Net investment income (loss)	1.94% H	2.59%	2.66%	3.10%	1.79%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$107,342	$102,890	$12,473	$13,357	$13,189	$11,995
Portfolio turnover rateJ	23%H	30%K	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

99

Fidelity Freedom® Blend 2015 Fund - Class A

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.03	$9.46	$10.61	$11.36	$9.43
Income from Investment Operations
Net investment income (loss)A,B	.09	.24	.23	.27	.18	.08
Net realized and unrealized gain (loss)	.80	.26	.58	(.93)	(.17)	2.28
Total from investment operations	.89	.50	.81	(.66)	.01	2.36
Distributions from net investment income	(.02)	(.25)	(.23)	(.26)	(.24)	(.11)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.02)	(.25)	(.24)	(.49)C	(.76)	(.43)C
Net asset value, end of period	$11.15	$10.28	$10.03	$9.46	$10.61	$11.36
Total ReturnD,E,F	8.63%	4.99%	8.58%	(6.15)%	(.22)%	25.27%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.67%I	.67%	.67%	.68%	.73%	.73%
Expenses net of fee waivers, if any	.67%I	.67%	.67%	.68%	.73%	.73%
Expenses net of all reductions	.67%I	.67%	.67%	.68%	.73%	.73%
Net investment income (loss)	1.69%I	2.35%	2.41%	2.85%	1.54%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,758	$2,598	$1,983	$1,032	$701	$626
Portfolio turnover rateJ	23%I	30%K	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

100

Fidelity Freedom® Blend 2015 Fund - Class I

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.06	$9.48	$10.63	$11.38	$9.44
Income from Investment Operations
Net investment income (loss)A,B	.10	.27	.26	.29	.20	.11
Net realized and unrealized gain (loss)	.80	.25	.58	(.93)	(.17)	2.28
Total from investment operations	.90	.52	.84	(.64)	.03	2.39
Distributions from net investment income	(.02)	(.26)	(.25)	(.28)	(.26)	(.12)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.02)	(.26)	(.26)	(.51)C	(.78)	(.45)
Net asset value, end of period	$11.20	$10.32	$10.06	$9.48	$10.63	$11.38
Total ReturnD,E	8.78%	5.24%	8.90%	(5.93)%	(.03)%	25.55%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.42%H	.42%	.42%	.43%	.48%	.48%
Expenses net of fee waivers, if any	.42%H	.42%	.42%	.43%	.48%	.48%
Expenses net of all reductions	.42%H	.42%	.42%	.43%	.48%	.48%
Net investment income (loss)	1.94%H	2.60%	2.66%	3.10%	1.79%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,447	$4,992	$4,604	$4,891	$5,025	$5,420
Portfolio turnover rateI	23%H	30%J	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

101

Fidelity Freedom® Blend 2015 Fund - Class K

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$10.08	$9.50	$10.66	$11.40	$9.45
Income from Investment Operations
Net investment income (loss)A,B	.11	.28	.27	.31	.22	.12
Net realized and unrealized gain (loss)	.81	.25	.58	(.95)	(.17)	2.29
Total from investment operations	.92	.53	.85	(.64)	.05	2.41
Distributions from net investment income	(.03)	(.27)	(.26)	(.29)	(.28)	(.13)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.27)	(.27)	(.52)C	(.79)C	(.46)
Net asset value, end of period	$11.23	$10.34	$10.08	$9.50	$10.66	$11.40
Total ReturnD,E	8.88%	5.32%	9.00%	(5.91)%	(.16)%	25.74%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.32%H	.32%	.32%	.33%	.38%	.38%
Expenses net of fee waivers, if any	.32%H	.32%	.32%	.33%	.38%	.38%
Expenses net of all reductions	.32%H	.32%	.32%	.33%	.38%	.38%
Net investment income (loss)	2.04%H	2.70%	2.76%	3.20%	1.89%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$6,343	$5,265	$5,910	$5,071	$7,338	$5,237
Portfolio turnover rateI	23%H	30%J	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

102

Fidelity Freedom® Blend 2015 Fund - Class K6

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.12	$9.53	$10.69	$11.41	$9.47
Income from Investment Operations
Net investment income (loss)A,B	.11	.31	.28	.32	.23	.13
Net realized and unrealized gain (loss)	.81	.23	.59	(.95)	(.16)	2.28
Total from investment operations	.92	.54	.87	(.63)	.07	2.41
Distributions from net investment income	(.03)	(.28)	(.27)	(.31)	(.27)	(.14)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.28)	(.28)	(.53)	(.79)	(.47)
Net asset value, end of period	$11.27	$10.38	$10.12	$9.53	$10.69	$11.41
Total ReturnC,D	8.88%	5.43%	9.18%	(5.79)%	.28%	25.71%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.22%G	.22%	.22%	.23%	.28%	.28%
Expenses net of fee waivers, if any	.22%G	.22%	.22%	.23%	.28%	.28%
Expenses net of all reductions	.22%G	.22%	.22%	.23%	.28%	.28%
Net investment income (loss)	2.14%G	2.96%	2.86%	3.30%	1.99%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$136,822	$121,502	$88,865	$79,892	$85,899	$208,674
Portfolio turnover rateH	23%G	30%I	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

103

Fidelity Freedom® Blend 2015 Fund - Class M

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.03	$9.44	$10.61	$11.35	$9.44
Income from Investment Operations
Net investment income (loss)A,B	.08	.22	.21	.24	.15	.06
Net realized and unrealized gain (loss)	.80	.25	.58	(.94)	(.16)	2.27
Total from investment operations	.88	.47	.79	(.70)	(.01)	2.33
Distributions from net investment income	(.01)	(.21)	(.19)	(.25)	(.21)	(.09)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.01)	(.21)	(.20)	(.47)	(.73)	(.42)
Net asset value, end of period	$11.16	$10.29	$10.03	$9.44	$10.61	$11.35
Total ReturnC,D,E	8.56%	4.69%	8.38%	(6.49)%	(.40)%	24.86%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.92%H	.92%	.92%	.93%	.98%	.98%
Expenses net of fee waivers, if any	.92%H	.92%	.92%	.93%	.98%	.98%
Expenses net of all reductions	.92%H	.92%	.92%	.93%	.98%	.98%
Net investment income (loss)	1.44%H	2.10%	2.16%	2.60%	1.29%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$673	$639	$658	$808	$627	$696
Portfolio turnover rateI	23%H	30%J	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

104

Fidelity Freedom® Blend 2015 Fund - Class C

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$9.88	$9.35	$10.51	$11.28	$9.39
Income from Investment Operations
Net investment income (loss)A,B	.05	.16	.16	.20	.09	—C
Net realized and unrealized gain (loss)	.79	.26	.56	(.93)	(.16)	2.26
Total from investment operations	.84	.42	.72	(.73)	(.07)	2.26
Distributions from net investment income	—	(.16)	(.18)	(.20)	(.18)	(.05)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	—	(.16)	(.19)	(.43)D	(.70)	(.37)D
Net asset value, end of period	$10.98	$10.14	$9.88	$9.35	$10.51	$11.28
Total ReturnE,F,G	8.28%	4.22%	7.75%	(6.91)%	(.94)%	24.28%
Ratios to Average Net AssetsA,H,I Expenses before reductions	1.42%J	1.42%	1.42%	1.43%	1.48%	1.48%
Expenses net of fee waivers, if any	1.42%J	1.42%	1.42%	1.43%	1.48%	1.48%
Expenses net of all reductions	1.42%J	1.42%	1.42%	1.43%	1.48%	1.48%
Net investment income (loss)	.94%J	1.60%	1.66%	2.10%	.79%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$538	$656	$834	$552	$606	$763
Portfolio turnover rateK	23%J	30%L	24%	32%	47%	43%

A
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

B	Calculated based on average shares outstanding during the period.
C	Amount represents less than $.005 per share.
D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Total returns do not include the effect of the contingent deferred sales charge.
H
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
L	The portfolio turnover rate does not include the assets acquired in the reorganization.

105

Fidelity Freedom® Blend 2015 Fund - Class Z

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.10	$9.52	$10.68	$11.42	$9.47
Income from Investment Operations
Net investment income (loss)A,B	.11	.28	.27	.31	.22	.12
Net realized and unrealized gain (loss)	.82	.24	.58	(.95)	(.17)	2.29
Total from investment operations	.93	.52	.85	(.64)	.05	2.41
Distributions from net investment income	(.03)	(.27)	(.27)	(.30)	(.27)	(.13)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.27)	(.27)C	(.52)	(.79)	(.46)
Net asset value, end of period	$11.25	$10.35	$10.10	$9.52	$10.68	$11.42
Total ReturnD,E	8.97%	5.23%	9.03%	(5.88)%	.13%	25.70%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.32%H	.32%	.32%	.33%	.38%	.38%
Expenses net of fee waivers, if any	.32%H	.32%	.32%	.33%	.38%	.38%
Expenses net of all reductions	.32%H	.32%	.32%	.33%	.38%	.38%
Net investment income (loss)	2.04%H	2.70%	2.76%	3.20%	1.89%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$207	$242	$219	$117	$125	$124
Portfolio turnover rateI	23%H	30%J	24%	32%	47%	43%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

106

Fidelity Freedom® Blend 2015 Fund - Premier Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.09	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss)B,C	.12	.29	.28	.32	.40
Net realized and unrealized gain (loss)	.80	.26	.58	(.95)	(.47)
Total from investment operations	.92	.55	.86	(.63)	(.07)
Distributions from net investment income	(.03)	(.29)	(.27)	(.31)	(.30)
Distributions from net realized gain	—	—	(.01)	(.22)	(.52)
Total distributions	(.03)	(.29)	(.28)	(.53)	(.81)D
Net asset value, end of period	$11.24	$10.35	$10.09	$9.51	$10.67
Total ReturnE,F	8.90%	5.46%	9.11%	(5.77)%	(.88)%
Ratios to Average Net AssetsC,G,H Expenses before reductions	.19%I	.20%	.20%	.20%	.25%I
Expenses net of fee waivers, if any	.19%I	.20%	.20%	.20%	.25% I
Expenses net of all reductions	.19%I	.20%	.20%	.20%	.25% I
Net investment income (loss)	2.17%I	2.82%	2.88%	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$96,359	$90,673	$85,861	$87,785	$110,493
Portfolio turnover rateJ	23%I	30%K	24%	32%	47%

A	For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

107

Fidelity Freedom® Blend 2020 Fund - Retail Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.38	$9.62	$10.88	$11.63	$9.31
Income from Investment Operations
Net investment income (loss)A,B	.09	.25	.24	.28	.20	.12
Net realized and unrealized gain (loss)	1.01	.29	.77	(1.01)	(.11)	2.70
Total from investment operations	1.10	.54	1.01	(.73)	.09	2.82
Distributions from net investment income	(.03)	(.26)	(.24)	(.28)	(.28)	(.13)
Distributions from net realized gain	—	—	(.01)	(.25)	(.57)	(.37)
Total distributions	(.03)	(.26)	(.25)	(.53)	(.84)C	(.50)
Net asset value, end of period	$11.73	$10.66	$10.38	$9.62	$10.88	$11.63
Total ReturnD,E	10.29%	5.20%	10.60%	(6.62)%	.45%	30.61%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.43%H	.44%I	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.43%H	.44%I	.44%	.44%	.49%	.49%
Expenses net of all reductions	.43%H	.44%I	.44%	.44%	.49%	.49%
Net investment income (loss)	1.62%H	2.42%	2.47%	2.92%	1.75%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$338,409	$334,193	$48,385	$50,764	$60,070	$33,411
Portfolio turnover rateJ	22%H	29%K	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

108

Fidelity Freedom® Blend 2020 Fund - Class A

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$10.35	$9.59	$10.86	$11.61	$9.30
Income from Investment Operations
Net investment income (loss)A,B	.08	.23	.22	.26	.18	.09
Net realized and unrealized gain (loss)	1.00	.28	.77	(1.02)	(.12)	2.70
Total from investment operations	1.08	.51	.99	(.76)	.06	2.79
Distributions from net investment income	(.01)	(.23)	(.22)	(.26)	(.25)	(.11)
Distributions from net realized gain	—	—	(.01)	(.25)	(.56)	(.37)
Total distributions	(.01)	(.23)	(.23)	(.51)	(.81)	(.48)
Net asset value, end of period	$11.70	$10.63	$10.35	$9.59	$10.86	$11.61
Total ReturnC,D,E	10.18%	4.91%	10.40%	(6.92)%	.19%	30.27%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.68%H	.68%	.69%	.69%	.74%	.74%
Expenses net of fee waivers, if any	.68%H	.68%	.69%	.69%	.74%	.74%
Expenses net of all reductions	.68%H	.68%	.69%	.69%	.74%	.74%
Net investment income (loss)	1.37%H	2.18%	2.22%	2.67%	1.50%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$5,828	$6,274	$6,917	$6,154	$5,800	$3,303
Portfolio turnover rateI	22%H	29%J	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

109

Fidelity Freedom® Blend 2020 Fund - Class I

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.40	$9.63	$10.90	$11.64	$9.31
Income from Investment Operations
Net investment income (loss)A,B	.09	.26	.24	.28	.21	.12
Net realized and unrealized gain (loss)	1.02	.27	.77	(1.03)	(.11)	2.71
Total from investment operations	1.11	.53	1.01	(.75)	.10	2.83
Distributions from net investment income	(.02)	(.25)	(.23)	(.27)	(.28)	(.13)
Distributions from net realized gain	—	—	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.25)	(.24)	(.52)	(.84)C	(.50)
Net asset value, end of period	$11.77	$10.68	$10.40	$9.63	$10.90	$11.64
Total ReturnD,E	10.40%	5.18%	10.59%	(6.72)%	.51%	30.71%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.43%H	.43%	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.43%H	.43%	.44%	.44%	.49%	.49%
Expenses net of all reductions	.43%H	.43%	.44%	.44%	.49%	.49%
Net investment income (loss)	1.62%H	2.43%	2.47%	2.92%	1.75%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,224	$5,011	$5,332	$8,616	$9,095	$8,555
Portfolio turnover rateI	22%H	29%J	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

110

Fidelity Freedom® Blend 2020 Fund - Class K

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.42	$9.65	$10.92	$11.66	$9.32
Income from Investment Operations
Net investment income (loss)A,B	.10	.27	.25	.29	.22	.13
Net realized and unrealized gain (loss)	1.01	.28	.78	(1.03)	(.11)	2.71
Total from investment operations	1.11	.55	1.03	(.74)	.11	2.84
Distributions from net investment income	(.02)	(.27)	(.25)	(.28)	(.28)	(.14)
Distributions from net realized gain	—	—	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.27)	(.26)	(.53)	(.85)	(.50)C
Net asset value, end of period	$11.79	$10.70	$10.42	$9.65	$10.92	$11.66
Total ReturnD,E	10.40%	5.28%	10.75%	(6.62)%	.57%	30.84%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.33%H	.33%	.34%	.34%	.39%	.39%
Expenses net of fee waivers, if any	.33%H	.33%	.34%	.34%	.39%	.39%
Expenses net of all reductions	.33%H	.33%	.34%	.34%	.39%	.39%
Net investment income (loss)	1.72%H	2.53%	2.57%	3.02%	1.85%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$25,171	$24,969	$22,022	$16,963	$23,621	$26,939
Portfolio turnover rateI	22%H	29%J	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

111

Fidelity Freedom® Blend 2020 Fund - Class K6

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.46	$9.69	$10.96	$11.68	$9.34
Income from Investment Operations
Net investment income (loss)A,B	.10	.30	.26	.30	.23	.14
Net realized and unrealized gain (loss)	1.02	.26	.78	(1.02)	(.11)	2.71
Total from investment operations	1.12	.56	1.04	(.72)	.12	2.85
Distributions from net investment income	(.02)	(.28)	(.26)	(.30)	(.28)	(.15)
Distributions from net realized gain	—	—	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.28)	(.27)	(.55)	(.84)C	(.51)C
Net asset value, end of period	$11.84	$10.74	$10.46	$9.69	$10.96	$11.68
Total ReturnD,E	10.49%	5.37%	10.83%	(6.45)%	.68%	30.88%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.23%H	.23%	.24%	.24%	.29%	.29%
Expenses net of fee waivers, if any	.23%H	.23%	.24%	.24%	.29%	.29%
Expenses net of all reductions	.23%H	.23%	.24%	.24%	.29%	.29%
Net investment income (loss)	1.82%H	2.76%	2.67%	3.12%	1.95%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$477,024	$441,610	$348,467	$309,974	$296,601	$684,575
Portfolio turnover rateI	22%H	29%J	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

112

Fidelity Freedom® Blend 2020 Fund - Class M

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.34	$9.59	$10.85	$11.60	$9.29
Income from Investment Operations
Net investment income (loss)A,B	.06	.21	.19	.23	.15	.06
Net realized and unrealized gain (loss)	1.01	.28	.76	(1.01)	(.12)	2.71
Total from investment operations	1.07	.49	.95	(.78)	.03	2.77
Distributions from net investment income	—	(.21)	(.19)	(.23)	(.22)	(.10)
Distributions from net realized gain	—	—	(.01)	(.25)	(.56)	(.37)
Total distributions	—	(.21)	(.20)	(.48)	(.78)	(.46)C
Net asset value, end of period	$11.69	$10.62	$10.34	$9.59	$10.85	$11.60
Total ReturnD,E,F	10.08%	4.72%	10.00%	(7.13)%	(.07)%	30.14%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.93%I	.93%	.94%	.94%	.99%	.99%
Expenses net of fee waivers, if any	.93%I	.93%	.94%	.94%	.99%	.99%
Expenses net of all reductions	.93%I	.93%	.94%	.94%	.99%	.99%
Net investment income (loss)	1.12%I	1.93%	1.97%	2.42%	1.25%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,078	$878	$1,158	$1,257	$1,434	$1,433
Portfolio turnover rateJ	22%I	29%K	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

113

Fidelity Freedom® Blend 2020 Fund - Class C

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.49	$10.23	$9.49	$10.77	$11.54	$9.26
Income from Investment Operations
Net investment income (loss)A,B	.03	.15	.14	.18	.09	.01
Net realized and unrealized gain (loss)	1.00	.27	.76	(1.00)	(.11)	2.69
Total from investment operations	1.03	.42	.90	(.82)	(.02)	2.70
Distributions from net investment income	—	(.16)	(.15)	(.21)	(.19)	(.05)
Distributions from net realized gain	—	—	(.01)	(.25)	(.56)	(.36)
Total distributions	—	(.16)	(.16)	(.46)	(.75)	(.42)C
Net asset value, end of period	$11.52	$10.49	$10.23	$9.49	$10.77	$11.54
Total ReturnD,E,F	9.82%	4.11%	9.51%	(7.56)%	(.56)%	29.38%
Ratios to Average Net AssetsB,G,H Expenses before reductions	1.43%I	1.43%	1.44%	1.44%	1.49%	1.49%
Expenses net of fee waivers, if any	1.43%I	1.43%	1.44%	1.44%	1.49%	1.49%
Expenses net of all reductions	1.43%I	1.43%	1.44%	1.44%	1.49%	1.48%
Net investment income (loss)	.62%I	1.43%	1.47%	1.92%	.75%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,504	$1,347	$1,362	$1,287	$1,316	$1,027
Portfolio turnover rateJ	22%I	29%K	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the contingent deferred sales charge.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

114

Fidelity Freedom® Blend 2020 Fund - Class Z

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.42	$9.66	$10.93	$11.68	$9.34
Income from Investment Operations
Net investment income (loss)A,B	.10	.27	.25	.29	.22	.13
Net realized and unrealized gain (loss)	1.02	.27	.78	(1.02)	(.11)	2.71
Total from investment operations	1.12	.54	1.03	(.73)	.11	2.84
Distributions from net investment income	(.02)	(.26)	(.26)	(.29)	(.29)	(.14)
Distributions from net realized gain	—	—	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.26)	(.27)	(.54)	(.86)	(.50)C
Net asset value, end of period	$11.80	$10.70	$10.42	$9.66	$10.93	$11.68
Total ReturnD,E	10.48%	5.25%	10.75%	(6.56)%	.55%	30.77%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.33%H	.33%	.34%	.34%	.39%	.39%
Expenses net of fee waivers, if any	.33%H	.33%	.34%	.34%	.39%	.39%
Expenses net of all reductions	.33%H	.33%	.34%	.34%	.39%	.39%
Net investment income (loss)	1.72%H	2.53%	2.57%	3.02%	1.85%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,480	$1,323	$1,945	$787	$740	$158
Portfolio turnover rateI	22%H	29%J	24%	36%	44%	37%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

115

Fidelity Freedom® Blend 2020 Fund - Premier Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.43	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss)B,C	.10	.28	.27	.30	.43
Net realized and unrealized gain (loss)	1.03	.28	.76	(1.02)	(.47)
Total from investment operations	1.13	.56	1.03	(.72)	(.04)
Distributions from net investment income	(.03)	(.28)	(.26)	(.30)	(.31)
Distributions from net realized gain	—	—	(.01)	(.25)	(.57)
Total distributions	(.03)	(.28)	(.27)	(.55)	(.87)D
Net asset value, end of period	$11.81	$10.71	$10.43	$9.67	$10.94
Total ReturnE,F	10.53%	5.41%	10.78%	(6.45)%	(.69)%
Ratios to Average Net AssetsC,G,H Expenses before reductions	.19%I	.21%	.21%	.21%	.26%I
Expenses net of fee waivers, if any	.19%I	.21%	.21%	.21%	.26%I
Expenses net of all reductions	.19%I	.21%	.21%	.21%	.26%I
Net investment income (loss)	1.86%I	2.65%	2.70%	3.15%	3.69%I
Supplemental Data
Net assets, end of period (000 omitted)	$322,161	$303,781	$283,850	$294,577	$364,143
Portfolio turnover rateJ	22%I	29%K	24%	36%	44%

A	For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

116

Fidelity Freedom® Blend 2025 Fund - Retail Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$10.72	$9.78	$11.06	$11.73	$9.10
Income from Investment Operations
Net investment income (loss)A,B	.08	.25	.24	.28	.22	.12
Net realized and unrealized gain (loss)	1.22	.29	.94	(1.05)	(.09)	3.01
Total from investment operations	1.30	.54	1.18	(.77)	.13	3.13
Distributions from net investment income	(.02)	(.24)	(.23)	(.27)	(.28)	(.14)
Distributions from net realized gain	—	—	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.24)	(.24)	(.51)	(.80)C	(.50)
Net asset value, end of period	$12.30	$11.02	$10.72	$9.78	$11.06	$11.73
Total ReturnD,E	11.86%	5.09%	12.14%	(6.82)%	.79%	34.74%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.44%H	.46%I	.45%	.45%	.50%	.51%
Expenses net of fee waivers, if any	.44%H	.46%I	.45%	.45%	.50%	.51%
Expenses net of all reductions	.44%H	.46%I	.45%	.45%	.50%	.51%
Net investment income (loss)	1.31%H	2.34%	2.37%	2.84%	1.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$592,447	$546,524	$99,372	$88,783	$93,025	$43,207
Portfolio turnover rateJ	23%H	24%K	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

117

Fidelity Freedom® Blend 2025 Fund - Class A

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.68	$9.76	$11.05	$11.71	$9.09
Income from Investment Operations
Net investment income (loss)A,B	.06	.23	.21	.25	.19	.09
Net realized and unrealized gain (loss)	1.23	.29	.93	(1.05)	(.08)	3.01
Total from investment operations	1.29	.52	1.14	(.80)	.11	3.10
Distributions from net investment income	(.01)	(.22)	(.21)	(.25)	(.25)	(.11)
Distributions from net realized gain	—	—	(.01)	(.24)	(.52)	(.36)
Total distributions	(.01)	(.22)	(.22)	(.49)	(.77)	(.48)C
Net asset value, end of period	$12.26	$10.98	$10.68	$9.76	$11.05	$11.71
Total ReturnD,E,F	11.75%	4.88%	11.81%	(7.11)%	.59%	34.40%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.69%I	.70%	.70%	.70%	.75%	.76%
Expenses net of fee waivers, if any	.69%I	.70%	.70%	.70%	.75%	.76%
Expenses net of all reductions	.69%I	.70%	.70%	.70%	.75%	.76%
Net investment income (loss)	1.06%I	2.09%	2.12%	2.59%	1.63%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17,452	$16,670	$15,172	$10,030	$7,622	$3,751
Portfolio turnover rateJ	23%I	24%K	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

118

Fidelity Freedom® Blend 2025 Fund - Class I

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$10.74	$9.79	$11.07	$11.73	$9.10
Income from Investment Operations
Net investment income (loss)A,B	.08	.26	.24	.28	.22	.12
Net realized and unrealized gain (loss)	1.23	.29	.94	(1.05)	(.08)	3.00
Total from investment operations	1.31	.55	1.18	(.77)	.14	3.12
Distributions from net investment income	(.02)	(.24)	(.22)	(.27)	(.27)	(.13)
Distributions from net realized gain	—	—	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.24)	(.23)	(.51)	(.80)	(.49)
Net asset value, end of period	$12.34	$11.05	$10.74	$9.79	$11.07	$11.73
Total ReturnC,D	11.83%	5.16%	12.14%	(6.83)%	.80%	34.69%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.44%G	.45%	.45%	.45%	.50%	.51%
Expenses net of fee waivers, if any	.44%G	.45%	.45%	.45%	.50%	.51%
Expenses net of all reductions	.44%G	.45%	.45%	.45%	.50%	.51%
Net investment income (loss)	1.31%G	2.34%	2.37%	2.84%	1.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$15,439	$15,611	$17,917	$23,383	$26,357	$24,503
Portfolio turnover rateH	23%G	24%I	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

119

Fidelity Freedom® Blend 2025 Fund - Class K

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.76	$9.81	$11.09	$11.75	$9.11
Income from Investment Operations
Net investment income (loss)A,B	.08	.27	.25	.29	.24	.13
Net realized and unrealized gain (loss)	1.23	.29	.94	(1.05)	(.09)	3.01
Total from investment operations	1.31	.56	1.19	(.76)	.15	3.14
Distributions from net investment income	(.02)	(.25)	(.23)	(.28)	(.28)	(.14)
Distributions from net realized gain	—	—	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.25)	(.24)	(.52)	(.81)	(.50)
Net asset value, end of period	$12.36	$11.07	$10.76	$9.81	$11.09	$11.75
Total ReturnC,D	11.85%	5.26%	12.28%	(6.75)%	.90%	34.83%
Ratios to Average Net AssetsB,E,F Expenses before reductions	.34%G	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.34%G	.35%	.35%	.35%	.40%	.41%
Expenses net of all reductions	.34%G	.35%	.35%	.35%	.40%	.41%
Net investment income (loss)	1.41%G	2.44%	2.47%	2.94%	1.98%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$35,618	$35,556	$32,358	$27,361	$36,357	$31,964
Portfolio turnover rateH	23%G	24%I	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
I	The portfolio turnover rate does not include the assets acquired in the reorganization.

120

Fidelity Freedom® Blend 2025 Fund - Class K6

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.79	$9.84	$11.13	$11.77	$9.13
Income from Investment Operations
Net investment income (loss)A,B	.09	.29	.26	.30	.25	.14
Net realized and unrealized gain (loss)	1.23	.29	.95	(1.06)	(.09)	3.01
Total from investment operations	1.32	.58	1.21	(.76)	.16	3.15
Distributions from net investment income	(.02)	(.27)	(.25)	(.29)	(.28)	(.15)
Distributions from net realized gain	—	—	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.27)	(.26)	(.53)	(.80)C	(.51)
Net asset value, end of period	$12.40	$11.10	$10.79	$9.84	$11.13	$11.77
Total ReturnD,E	11.94%	5.38%	12.37%	(6.69)%	1.05%	34.86%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.24%H	.25%	.25%	.25%	.30%	.31%
Expenses net of fee waivers, if any	.24%H	.25%	.25%	.25%	.30%	.31%
Expenses net of all reductions	.24%H	.25%	.25%	.25%	.30%	.31%
Net investment income (loss)	1.51%H	2.60%	2.57%	3.04%	2.08%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,040,994	$959,541	$731,890	$616,407	$585,570	$1,055,963
Portfolio turnover rateI	23%H	24%J	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

121

Fidelity Freedom® Blend 2025 Fund - Class M

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$10.75	$9.81	$11.10	$11.77	$9.13
Income from Investment Operations
Net investment income (loss)A,B	.05	.20	.19	.23	.16	.07
Net realized and unrealized gain (loss)	1.23	.29	.94	(1.05)	(.08)	3.00
Total from investment operations	1.28	.49	1.13	(.82)	.08	3.07
Distributions from net investment income	—C	(.15)	(.18)	(.23)	(.24)	(.07)
Distributions from net realized gain	—	—	(.01)	(.24)	(.51)	(.36)
Total distributions	—C	(.15)	(.19)	(.47)	(.75)	(.43)
Net asset value, end of period	$12.37	$11.09	$10.75	$9.81	$11.10	$11.77
Total ReturnD,E,F	11.57%	4.58%	11.59%	(7.30)%	.32%	33.97%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.94%I	.95%	.95%	.95%	1.00%	1.01%
Expenses net of fee waivers, if any	.94%I	.95%	.95%	.95%	1.00%	1.01%
Expenses net of all reductions	.94%I	.95%	.95%	.95%	1.00%	1.01%
Net investment income (loss)	.81%I	1.85%	1.87%	2.34%	1.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,562	$1,402	$2,309	$2,166	$2,249	$1,838
Portfolio turnover rateJ	23%I	24%K	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

122

Fidelity Freedom® Blend 2025 Fund - Class C

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.56	$9.65	$10.96	$11.64	$9.05
Income from Investment Operations
Net investment income (loss)A,B	.02	.15	.14	.18	.10	.01
Net realized and unrealized gain (loss)	1.20	.28	.93	(1.05)	(.08)	2.98
Total from investment operations	1.22	.43	1.07	(.87)	.02	2.99
Distributions from net investment income	—	(.15)	(.15)	(.20)	(.19)	(.05)
Distributions from net realized gain	—	—	(.01)	(.24)	(.51)	(.36)
Total distributions	—	(.15)	(.16)	(.44)	(.70)	(.40)C
Net asset value, end of period	$12.06	$10.84	$10.56	$9.65	$10.96	$11.64
Total ReturnD,E,F	11.25%	4.08%	11.14%	(7.87)%	(.16)%	33.37%
Ratios to Average Net AssetsB,G,H Expenses before reductions	1.44%I	1.45%	1.45%	1.45%	1.50%	1.51%
Expenses net of fee waivers, if any	1.44%I	1.45%	1.45%	1.45%	1.50%	1.51%
Expenses net of all reductions	1.44%I	1.45%	1.45%	1.45%	1.50%	1.51%
Net investment income (loss)	.31%I	1.34%	1.37%	1.84%	.88%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,345	$2,044	$2,117	$2,008	$1,696	$1,273
Portfolio turnover rateJ	23%I	24%K	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the contingent deferred sales charge.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

123

Fidelity Freedom® Blend 2025 Fund - Class Z

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.77	$9.82	$11.11	$11.77	$9.13
Income from Investment Operations
Net investment income (loss)A,B	.08	.27	.25	.29	.23	.13
Net realized and unrealized gain (loss)	1.24	.28	.95	(1.07)	(.07)	3.01
Total from investment operations	1.32	.55	1.20	(.78)	.16	3.14
Distributions from net investment income	(.02)	(.25)	(.24)	(.27)	(.30)	(.13)
Distributions from net realized gain	—	—	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.25)	(.25)	(.51)	(.82)C	(.50)C
Net asset value, end of period	$12.37	$11.07	$10.77	$9.82	$11.11	$11.77
Total ReturnD,E	11.92%	5.18%	12.32%	(6.83)%	1.01%	34.72%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.34%H	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%	.40%	.41%
Expenses net of all reductions	.34%H	.35%	.35%	.35%	.40%	.41%
Net investment income (loss)	1.41%H	2.44%	2.47%	2.94%	1.97%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,413	$3,693	$3,666	$2,134	$2,226	$130
Portfolio turnover rateI	23%H	24%J	24%	28%	34%	31%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

124

Fidelity Freedom® Blend 2025 Fund - Premier Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.77	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss)B,C	.09	.29	.26	.30	.44
Net realized and unrealized gain (loss)	1.23	.28	.95	(1.06)	(.45)
Total from investment operations	1.32	.57	1.21	(.76)	(01)
Distributions from net investment income	(.02)	(.27)	(.25)	(.29)	(.31)
Distributions from net realized gain	—	—	(.01)	(.24)	(.53)
Total distributions	(.02)	(.27)	(.26)	(.53)	(.83)D
Net asset value, end of period	$12.37	$11.07	$10.77	$9.82	$11.11
Total ReturnE,F	11.98%	5.32%	12.42%	(6.67)%	(.43)%
Ratios to Average Net AssetsC,G,H Expenses before reductions	.20%I	.22%	.22%	.22%	.26%I
Expenses net of fee waivers, if any	.20%I	.22%	.22%	.22%	.26%I
Expenses net of all reductions	.20%I	.22%	.22%	.22%	.26%I
Net investment income (loss)	1.55%I	2.57%	2.60%	3.07%	3.72%I
Supplemental Data
Net assets, end of period (000 omitted)	$849,696	$764,402	$601,194	$549,028	$613,010
Portfolio turnover rateJ	23%I	24%K	24%	28%	34%I

A	For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

125

Fidelity Freedom® Blend 2030 Fund - Retail Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$10.99	$9.87	$11.15	$11.80	$8.82
Income from Investment Operations
Net investment income (loss)A,B	.07	.25	.23	.26	.22	.12
Net realized and unrealized gain (loss)	1.39	.31	1.12	(1.04)	(.01)	3.38
Total from investment operations	1.46	.56	1.35	(.78)	.21	3.50
Distributions from net investment income	(.03)	(.24)	(.22)	(.24)	(.29)	(.13)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07)C	(.24)C	(.23)	(.50)	(.86)	(.52)
Net asset value, end of period	$12.70	$11.31	$10.99	$9.87	$11.15	$11.80
Total ReturnD,E	12.99%	5.13%	13.83%	(6.84)%	1.37%	40.16%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.46%H	.47%I	.46%	.46%	.52%	.52%
Expenses net of fee waivers, if any	.46%H	.47%I	.46%	.46%	.52%	.52%
Expenses net of all reductions	.46%H	.47%I	.46%	.46%	.52%	.52%
Net investment income (loss)	1.10%H	2.24%	2.27%	2.64%	1.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$810,744	$706,869	$128,200	$97,873	$91,428	$32,244
Portfolio turnover rateJ	18%H	18%K	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

126

Fidelity Freedom® Blend 2030 Fund - Class A

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$10.93	$9.83	$11.11	$11.76	$8.81
Income from Investment Operations
Net investment income (loss)A,B	.05	.23	.21	.23	.19	.10
Net realized and unrealized gain (loss)	1.39	.31	1.11	(1.03)	(.02)	3.36
Total from investment operations	1.44	.54	1.32	(.80)	.17	3.46
Distributions from net investment income	(.01)	(.21)	(.21)	(.23)	(.26)	(.12)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.56)	(.39)
Total distributions	(.06)	(.22)	(.22)	(.48)C	(.82)	(.51)
Net asset value, end of period	$12.63	$11.25	$10.93	$9.83	$11.11	$11.76
Total ReturnD,E,F	12.82%	4.91%	13.55%	(7.03)%	1.05%	39.73%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.71%I	.71%	.71%	.71%	.77%	.77%
Expenses net of fee waivers, if any	.71%I	.71%	.71%	.71%	.77%	.77%
Expenses net of all reductions	.71%I	.71%	.71%	.71%	.77%	.77%
Net investment income (loss)	.85%I	2.00%	2.02%	2.39%	1.59%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$29,620	$25,278	$22,388	$12,749	$9,930	$5,650
Portfolio turnover rateJ	18%I	18%K	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

127

Fidelity Freedom® Blend 2030 Fund - Class I

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$11.01	$9.88	$11.16	$11.80	$8.82
Income from Investment Operations
Net investment income (loss)A,B	.07	.26	.23	.26	.22	.12
Net realized and unrealized gain (loss)	1.39	.31	1.13	(1.04)	(.02)	3.38
Total from investment operations	1.46	.57	1.36	(.78)	.20	3.50
Distributions from net investment income	(.02)	(.23)	(.22)	(.24)	(.28)	(.13)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.06)C	(.24)	(.23)	(.50)	(.84)C	(.52)
Net asset value, end of period	$12.74	$11.34	$11.01	$9.88	$11.16	$11.80
Total ReturnD,E	12.97%	5.18%	13.85%	(6.85)%	1.35%	40.19%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.46%H	.46%	.46%	.46%	.52%	.52%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.46%	.52%	.52%
Expenses net of all reductions	.46%H	.46%	.46%	.46%	.52%	.52%
Net investment income (loss)	1.10%H	2.25%	2.27%	2.64%	1.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$39,831	$36,198	$36,663	$40,936	$37,047	$30,890
Portfolio turnover rateI	18%H	18%J	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

128

Fidelity Freedom® Blend 2030 Fund - Class K

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.03	$9.90	$11.18	$11.82	$8.83
Income from Investment Operations
Net investment income (loss)A,B	.07	.27	.24	.27	.23	.13
Net realized and unrealized gain (loss)	1.41	.31	1.13	(1.04)	(.02)	3.39
Total from investment operations	1.48	.58	1.37	(.77)	.21	3.52
Distributions from net investment income	(.02)	(.25)	(.23)	(.25)	(.28)	(.14)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07)	(.25)C	(.24)	(.51)	(.85)	(.53)
Net asset value, end of period	$12.77	$11.36	$11.03	$9.90	$11.18	$11.82
Total ReturnD,E	13.07%	5.31%	13.95%	(6.76)%	1.43%	40.29%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.36%H	.36%	.36%	.36%	.42%	.42%
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%	.42%	.42%
Expenses net of all reductions	.36%H	.36%	.36%	.36%	.42%	.42%
Net investment income (loss)	1.20%H	2.35%	2.37%	2.74%	1.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$84,179	$79,232	$53,110	$43,937	$48,882	$31,624
Portfolio turnover rateI	18%H	18%J	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

129

Fidelity Freedom® Blend 2030 Fund - Class K6

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$11.08	$9.94	$11.22	$11.84	$8.85
Income from Investment Operations
Net investment income (loss)A,B	.08	.28	.25	.28	.25	.14
Net realized and unrealized gain (loss)	1.41	.30	1.14	(1.04)	(.02)	3.39
Total from investment operations	1.49	.58	1.39	(.76)	.23	3.53
Distributions from net investment income	(.03)	(.26)	(.24)	(.26)	(.28)	(.15)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07)C	(.26)C	(.25)	(.52)	(.85)	(.54)
Net asset value, end of period	$12.82	$11.40	$11.08	$9.94	$11.22	$11.84
Total ReturnD,E	13.14%	5.30%	14.12%	(6.62)%	1.56%	40.33%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.26%H	.26%	.26%	.26%	.32%	.32%
Expenses net of fee waivers, if any	.26%H	.26%	.26%	.26%	.32%	.32%
Expenses net of all reductions	.26%H	.26%	.26%	.26%	.32%	.32%
Net investment income (loss)	1.30%H	2.48%	2.47%	2.84%	2.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,654,631	$1,426,533	$950,796	$707,260	$613,817	$1,111,589
Portfolio turnover rateI	18%H	18%J	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

130

Fidelity Freedom® Blend 2030 Fund - Class M

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$10.93	$9.82	$11.10	$11.76	$8.79
Income from Investment Operations
Net investment income (loss)A,B	.04	.20	.18	.21	.16	.07
Net realized and unrealized gain (loss)	1.38	.31	1.12	(1.03)	(.02)	3.37
Total from investment operations	1.42	.51	1.30	(.82)	.14	3.44
Distributions from net investment income	—C	(.18)	(.18)	(.20)	(.24)	(.09)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.56)	(.38)
Total distributions	(.05)	(.19)	(.19)	(.46)	(.80)	(.47)
Net asset value, end of period	$12.62	$11.25	$10.93	$9.82	$11.10	$11.76
Total ReturnD,E,F	12.66%	4.66%	13.29%	(7.28)%	.78%	39.53%
Ratios to Average Net AssetsB,G,H Expenses before reductions	.96%I	.96%	.96%	.96%	1.02%	1.02%
Expenses net of fee waivers, if any	.96%I	.96%	.96%	.96%	1.02%	1.02%
Expenses net of all reductions	.96%I	.96%	.96%	.96%	1.02%	1.02%
Net investment income (loss)	.60%I	1.75%	1.77%	2.14%	1.34%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$3,482	$3,108	$3,008	$2,585	$2,726	$2,306
Portfolio turnover rateJ	18%I	18%K	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount represents less than $.005 per share.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Total returns do not include the effect of the sales charges.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

131

Fidelity Freedom® Blend 2030 Fund - Class C

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.83	$9.74	$11.02	$11.68	$8.77
Income from Investment Operations
Net investment income (loss)A,B	.01	.14	.13	.16	.10	.01
Net realized and unrealized gain (loss)	1.37	.30	1.11	(1.02)	(.02)	3.35
Total from investment operations	1.38	.44	1.24	(.86)	.08	3.36
Distributions from net investment income	—	(.14)	(.14)	(.16)	(.19)	(.06)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.55)	(.39)
Total distributions	(.05)	(.15)	(.15)	(.42)	(.74)	(.45)
Net asset value, end of period	$12.45	$11.12	$10.83	$9.74	$11.02	$11.68
Total ReturnC,D,E	12.41%	4.05%	12.75%	(7.72)%	.35%	38.75%
Ratios to Average Net AssetsB,F,G Expenses before reductions	1.46%H	1.46%	1.46%	1.46%	1.52%	1.52%
Expenses net of fee waivers, if any	1.46%H	1.46%	1.46%	1.46%	1.52%	1.52%
Expenses net of all reductions	1.46%H	1.46%	1.46%	1.46%	1.52%	1.52%
Net investment income (loss)	.10%H	1.24%	1.27%	1.64%	.84%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$4,071	$3,428	$3,439	$2,798	$3,242	$3,003
Portfolio turnover rateI	18%H	18%J	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

132

Fidelity Freedom® Blend 2030 Fund - Class Z

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.04	$9.91	$11.19	$11.84	$8.85
Income from Investment Operations
Net investment income (loss)A,B	.07	.27	.24	.27	.23	.13
Net realized and unrealized gain (loss)	1.41	.30	1.14	(1.04)	(.01)	3.39
Total from investment operations	1.48	.57	1.38	(.77)	.22	3.52
Distributions from net investment income	(.02)	(.25)	(.24)	(.25)	(.30)	(.14)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07)	(.25)C	(.25)	(.51)	(.87)	(.53)
Net asset value, end of period	$12.77	$11.36	$11.04	$9.91	$11.19	$11.84
Total ReturnD,E	13.06%	5.20%	14.02%	(6.73)%	1.44%	40.22%
Ratios to Average Net AssetsB,F,G Expenses before reductions	.36%H	.36%	.36%	.36%	.42%	.42%
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%	.42%	.42%
Expenses net of all reductions	.36%H	.36%	.36%	.36%	.42%	.42%
Net investment income (loss)	1.20%H	2.35%	2.37%	2.74%	1.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$13,658	$12,189	$11,731	$5,564	$5,101	$290
Portfolio turnover rateI	18%H	18%J	18%	23%	29%	30%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
J	The portfolio turnover rate does not include the assets acquired in the reorganization.

133

Fidelity Freedom® Blend 2030 Fund - Premier Class

	Six Months Ended September 30, 2025 (Unaudited)	Years Ended March 31,
		2025	2024	2023	2022A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$11.05	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss)B,C	.08	.28	.26	.28	.45
Net realized and unrealized gain (loss)	1.40	.32	1.12	(1.04)	(.41)
Total from investment operations	1.48	.60	1.38	(.76)	.04
Distributions from net investment income	(.03)	(.26)	(.24)	(.27)	(.31)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.07)D	(.27)	(.25)	(.52)D	(.88)
Net asset value, end of period	$12.79	$11.38	$11.05	$9.92	$11.20
Total ReturnE,F	13.09%	5.44%	14.08%	(6.60)%	(.06)%
Ratios to Average Net AssetsC,G,H Expenses before reductions	.20%I	.23%	.23%	.23%	.27%I
Expenses net of fee waivers, if any	.20%I	.23%	.23%	.23%	.27%I
Expenses net of all reductions	.20%I	.23%	.23%	.23%	.27%I
Net investment income (loss)	1.36%I	2.48%	2.50%	2.87%	3.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,407,925	$1,203,287	$855,064	$710,791	$714,942
Portfolio turnover rateJ	18%I	18%K	18%	23%	29%

A	For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Total distributions per share do not sum due to rounding.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Annualized.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
K	The portfolio turnover rate does not include the assets acquired in the reorganization.

134

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 9, 2026. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, Broadridge Financial Solutions, Inc. (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of the Target Funds. Each Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of each Target Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone
Fidelity Managed Retirement Income FundSM	$2,700.00	$700.00
Fidelity Managed Retirement 2010 FundSM	$1,000.00	$300.00
Fidelity Managed Retirement 2015 FundSM	$700.00	$200.00
Fidelity Managed Retirement 2020 FundSM	$1,600.00	$400.00
Fidelity Managed Retirement 2025 FundSM	$5,400.00	$1,400.00
Fidelity Managed Retirement 2030 FundSM	$5,600.00	$1,400.00
Fidelity Managed Retirement 2035 FundSM	$3,200.00	$800.00

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
For each of the Target Funds, FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. Each Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR. Proxy expenses, including related legal expenses, are allocated to each Target Fund.
For a free copy of each Target Fund’s Form N-CSR for the fiscal year ended July 31, 2025, call 1-800-544-8544 (Retail Classes), 1-877-208-0098 (Advisor Classes), 1-800-835-5092 (Class K and Class K6), log-on to www.fidelity.com (Retail Classes), institutional.fidelity.com (Advisor Classes), www.401k.com (Class K and Class K6), or write to Fidelity Distributors Company LLC (FDC) at 900 Salem Street, Smithfield, Rhode Island 02917.
For a free copy of each Acquiring Fund’s Form N-CSR for the fiscal year ended March 31, 2025, or Form N-CSRS for the fiscal period ended September 30, 2025 call 1-800-544-8544 (Retail Classes), 1-877-208-0098 (Advisor Classes), 1-800-835-5092 (Class K and Class K6), log-on to www.fidelity.com (Retail Classes), institutional.fidelity.com (Advisor Classes), www.4.1k.com (Class K and Class K6), or write to Fidelity Distributors Company LLC (FDC) at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on February 9, 2026, will be entitled to vote at the Meeting of the Target Fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting.
All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.

135

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of each Target Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.
FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.
Share Ownership
[As of December 31, 2025, shares of each class of each Target Fund and each Acquiring Fund issued and outstanding were as follows:]

Number of Shares
Fidelity Managed Retirement Income FundSM: Retail Class	[ ]
Fidelity Managed Retirement Income FundSM: Class A	[ ]
Fidelity Managed Retirement Income FundSM: Class I	[ ]
Fidelity Managed Retirement Income FundSM: Class K	[ ]
Fidelity Managed Retirement Income FundSM: Class K6	[ ]
Fidelity Managed Retirement 2010 FundSM: Retail Class	[ ]
Fidelity Managed Retirement 2010 FundSM: Class A	[ ]
Fidelity Managed Retirement 2010 FundSM: Class I	[ ]
Fidelity Managed Retirement 2010 FundSM: Class K	[ ]
Fidelity Managed Retirement 2010 FundSM: Class K6	[ ]
Fidelity Freedom® Blend Retirement Fund: Retail Class	[ ]
Fidelity Freedom® Blend Retirement Fund: Class A	[ ]
Fidelity Freedom® Blend Retirement Fund: Class I	[ ]
Fidelity Freedom® Blend Retirement Fund: Class K	[ ]
Fidelity Freedom® Blend Retirement Fund: Class K6	[ ]
Fidelity Freedom® Blend Retirement Fund: Class M	[ ]
Fidelity Freedom® Blend Retirement Fund: Class C	[ ]
Fidelity Freedom® Blend Retirement Fund: Class Z	[ ]
Fidelity Freedom® Blend Retirement Fund: Premier Class	[ ]
Fidelity Managed Retirement 2015 FundSM: Retail Class	[ ]
Fidelity Managed Retirement 2015 FundSM: Class A	[ ]
Fidelity Managed Retirement 2015 FundSM: Class I	[ ]
Fidelity Managed Retirement 2015 FundSM: Class K	[ ]
Fidelity Managed Retirement 2015 FundSM: Class K6	[ ]
Fidelity Freedom® Blend 2010 Fund: Retail Class	[ ]
Fidelity Freedom® Blend 2010 Fund: Class A	[ ]
Fidelity Freedom® Blend 2010 Fund: Class I	[ ]
Fidelity Freedom® Blend 2010 Fund: Class K	[ ]
Fidelity Freedom® Blend 2010 Fund: Class K6	[ ]
Fidelity Freedom® Blend 2010 Fund: Class M	[ ]
Fidelity Freedom® Blend 2010 Fund: Class C	[ ]
Fidelity Freedom® Blend 2010 Fund: Class Z	[ ]

136

Number of Shares
Fidelity Freedom® Blend 2010 Fund: Premier Class	[ ]
Fidelity Managed Retirement 2020 FundSM: Retail Class	[ ]
Fidelity Managed Retirement 2020 FundSM: Class A	[ ]
Fidelity Managed Retirement 2020 FundSM: Class I	[ ]
Fidelity Managed Retirement 2020 FundSM: Class K	[ ]
Fidelity Managed Retirement 2020 FundSM: Class K6	[ ]
Fidelity Freedom® Blend 2015 Fund: Retail Class	[ ]
Fidelity Freedom® Blend 2015 Fund: Class A	[ ]
Fidelity Freedom® Blend 2015 Fund: Class I	[ ]
Fidelity Freedom® Blend 2015 Fund: Class K	[ ]
Fidelity Freedom® Blend 2015 Fund: Class K6	[ ]
Fidelity Freedom® Blend 2015 Fund: Class M	[ ]
Fidelity Freedom® Blend 2015 Fund: Class C	[ ]
Fidelity Freedom® Blend 2015 Fund: Class Z	[ ]
Fidelity Freedom® Blend 2015 Fund: Premier Class	[ ]
Fidelity Managed Retirement 2025 FundSM: Retail Class	[ ]
Fidelity Managed Retirement 2025 FundSM: Class A	[ ]
Fidelity Managed Retirement 2025 FundSM: Class I	[ ]
Fidelity Managed Retirement 2025 FundSM: Class K	[ ]
Fidelity Managed Retirement 2025 FundSM: Class K6	[ ]
Fidelity Freedom® Blend 2020 Fund: Retail Class	[ ]
Fidelity Freedom® Blend 2020 Fund: Class A	[ ]
Fidelity Freedom® Blend 2020 Fund: Class I	[ ]
Fidelity Freedom® Blend 2020 Fund: Class K	[ ]
Fidelity Freedom® Blend 2020 Fund: Class K6	[ ]
Fidelity Freedom® Blend 2020 Fund: Class M	[ ]
Fidelity Freedom® Blend 2020 Fund: Class C	[ ]
Fidelity Freedom® Blend 2020 Fund: Class Z	[ ]
Fidelity Freedom® Blend 2020 Fund: Premier Class	[ ]
Fidelity Managed Retirement 2030 FundSM: Retail Class	[ ]
Fidelity Managed Retirement 2030 FundSM: Class A	[ ]
Fidelity Managed Retirement 2030 FundSM: Class I	[ ]
Fidelity Managed Retirement 2030 FundSM: Class K	[ ]
Fidelity Managed Retirement 2030 FundSM: Class K6	[ ]
Fidelity Freedom® Blend 2025 Fund: Retail Class	[ ]
Fidelity Freedom® Blend 2025 Fund: Class A	[ ]
Fidelity Freedom® Blend 2025 Fund: Class I	[ ]
Fidelity Freedom® Blend 2025 Fund: Class K	[ ]
Fidelity Freedom® Blend 2025 Fund: Class K6	[ ]
Fidelity Freedom® Blend 2025 Fund: Class M	[ ]
Fidelity Freedom® Blend 2025 Fund: Class C	[ ]
Fidelity Freedom® Blend 2025 Fund: Class Z	[ ]
Fidelity Freedom® Blend 2025 Fund: Premier Class	[ ]
Fidelity Managed Retirement 2035 FundSM: Retail Class	[ ]
Fidelity Managed Retirement 2035 FundSM: Class A	[ ]
Fidelity Managed Retirement 2035 FundSM: Class I	[ ]
Fidelity Managed Retirement 2035 FundSM: Class K	[ ]
Fidelity Managed Retirement 2035 FundSM: Class K6	[ ]
Fidelity Freedom® Blend 2030 Fund: Retail Class	[ ]
Fidelity Freedom® Blend 2030 Fund: Class A	[ ]
Fidelity Freedom® Blend 2030 Fund: Class I	[ ]
Fidelity Freedom® Blend 2030 Fund: Class K	[ ]

137

Number of Shares
Fidelity Freedom® Blend 2030 Fund: Class K6	[ ]
Fidelity Freedom® Blend 2030 Fund: Class M	[ ]
Fidelity Freedom® Blend 2030 Fund: Class C	[ ]
Fidelity Freedom® Blend 2030 Fund: Class Z	[ ]
Fidelity Freedom® Blend 2030 Fund: Premier Class	[ ]

[As of December 31, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.]
[As of December 31, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares:]

Fund or Class Name	Owner Name	City	State	Ownership %
[ ]	[ ]	[ ]	[ ]	[ ]%

*	The ownership information shown above is for a class of shares of the fund.
[As of December 31, 2025, the following owned of record and/or beneficially 25% or more of the outstanding shares:]

Fund Name	Owner Name	City	State	Ownership %
[ ]	[ ]	[ ]	[ ]	[ ]%

[A shareholder owning of record or beneficially more than 25% of a fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.]
Required Vote
Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific Target Fund involved in that Reorganization. Under the Investment Company Act of 1940 (the 1940 Act), the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.
Submission of Certain Shareholder Proposals
The trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mailzone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before a Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

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MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of each Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to Fidelity Aberdeen Street Trust.
Experts
The audited financial statements of the Target Funds are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended July 31, 2025. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of the Acquiring Funds are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended March 31, 2025. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for the fund for the six-month period ended September 30, 2025 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Income Fund, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Form N-CSRs you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [ ], 2026, by and between Fidelity Income Fund, a Massachusetts business trust (the Acquired Fund Trust), on behalf of its series [ ] (the Acquired Fund), and Fidelity Aberdeen Street Trust, a Delaware statutory trust (the Acquiring Fund Trust), on behalf of its series [ ] (the Acquiring Fund). The Acquired Fund Trust and the Acquiring Fund Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Acquired Fund Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts and the Acquiring Fund Trust is a duly organized statutory trust under the laws of the State of Delaware, each with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for corresponding shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated September 29, 2025, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at July 31, 2025, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 2025 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since July 31, 2025;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange

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Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated May 30, 2025, As Revised September 9, 2025, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

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(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at March 31, 2025, as referenced in ADDITIONAL INFOMRATION ABOUT THE FUNDS have been furnished to the Acquired Fund together with such financial statements and schedule of investments (including market values) for the six month period ended September 30, 2025. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of March 31, 2025 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since March 31, 2025;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on March 31, 2027;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or

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after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectuses and Statements of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Acquired Fund Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transactions.
(b) A portion of expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

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6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [ ], 2026, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since July 31, 2025, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

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9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i)	The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.
(ii)
The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)	The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv)
The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)
The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi)
The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)	The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii)
The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

145

(ix)
An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, f
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i)	of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Acquired Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Acquired Fund as trustees and not individually and that the obligations of each Acquired Fund under this instrument are not binding upon any of such Acquired Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Acquired Fund. Each Acquired Fund agrees that its obligations hereunder apply only to such Acquired Fund and not to its shareholders individually or to the Trustees of such Acquired Fund.

146

15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

147

Attachment 1
The following table shows the capitalization of Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, and Fidelity Freedom® Blend Retirement Fund as of September 30, 2025, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if both Proposal 1 and Proposal 2 are approved.
Fidelity Managed Retirement Income FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement Income FundSM – Retail Class	$11,055,488	$59.13	186,963
Fidelity Managed Retirement Income FundSM – Class A	$953,362	$59.13	16,122
Fidelity Managed Retirement Income FundSM – Class I	$85,933	$59.21	1,451
Fidelity Managed Retirement Income FundSM(a) – Class K	$125,115	$59.13	2,116
Fidelity Managed Retirement Income FundSM – Class K6	$5,608,937	$59.11	94,884

Fidelity Managed Retirement 2010 FundSM(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Managed Retirement 2010 FundSM – Retail Class	$4,133,029	$56.66	72,946
Fidelity Managed Retirement 2010 FundSM – Class A	$144,803	$56.64	2,557
Fidelity Managed Retirement 2010 FundSM – Class I	$108,788	$56.64	1,921
Fidelity Managed Retirement 2010 FundSM(a) – Class K	$128,296	$56.62	2,266
Fidelity Managed Retirement 2010 FundSM – Class K6	$2,959,813	$56.60	52,293

Fidelity Freedom® Blend Retirement Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend Retirement Fund – Retail Class	$43,450,801	$10.44	4,161,213
Fidelity Freedom® Blend Retirement Fund – Class A	$3,114,463	$10.44	298,412
Fidelity Freedom® Blend Retirement Fund – Class I	$1,552,714	$10.45	148,553
Fidelity Freedom® Blend Retirement Fund – Class K	$1,753,005	$10.45	167,712
Fidelity Freedom® Blend Retirement Fund – Class K6	$96,439,007	$10.46	9,223,226
Fidelity Freedom® Blend Retirement Fund – Class M	$191,482	$10.43	18,360
Fidelity Freedom® Blend Retirement Fund – Class C	$333,744	$10.30	32,394
Fidelity Freedom® Blend Retirement Fund – Class Z	$1,658,642	$10.45	158,734
Fidelity Freedom® Blend Retirement Fund – Premier Class	$43,269,294	$10.45	4,141,509

Fidelity Freedom® Blend Retirement Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Freedom® Blend Retirement Fund – Retail Class	$58,639,318	$10.44	5,616,052
Fidelity Freedom® Blend Retirement Fund – Class A	$4,212,628	$10.44	403,600
Fidelity Freedom® Blend Retirement Fund – Class I	$1,747,435	$10.45	167,187
Fidelity Freedom® Blend Retirement Fund – Class K	$2,006,416	$10.45	191,962
Fidelity Freedom® Blend Retirement Fund – Class K6	$105,007,757	$10.46	10,042,418
Fidelity Freedom® Blend Retirement Fund – Class M	$191,482	$10.43	18,360
Fidelity Freedom® Blend Retirement Fund – Class C	$333,744	$10.30	32,394
Fidelity Freedom® Blend Retirement Fund – Class Z	$1,658,642	$10.45	158,734
Fidelity Freedom® Blend Retirement Fund – Premier Class	$43,269,294	$10.45	4,141,509

The table above assumes that the Reorganizations described in this Proposal 1 and Proposal 2 occurred on September 30, 2025. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend Retirement Fund shares will be received by shareholders of Fidelity Managed Retirement Income FundSM and Fidelity Managed Retirement 2010 FundSM on the date that the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend Retirement Fund that actually will be received on or after that date.

148

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

1.9921840.100	MRF26-PXS-0326

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fidelity Managed Retirement Income FundSM
Fidelity Managed Retirement 2010 FundSM	Fidelity Freedom® Blend Retirement Fund
Fidelity Managed Retirement 2015 FundSM	Fidelity Freedom® Blend 2010 Fund
Fidelity Managed Retirement 2020 FundSM	Fidelity Freedom® Blend 2015 Fund
Fidelity Managed Retirement 2025 FundSM	Fidelity Freedom® Blend 2020 Fund
Fidelity Managed Retirement 2030 FundSM	Fidelity Freedom® Blend 2025 Fund
Fidelity Managed Retirement 2035 FundSM	Fidelity Freedom® Blend 2030 Fund
(Each a Series of Fidelity Income Fund)	(Each a Series of Fidelity Aberdeen Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION
March 9, 2026

This Statement of Additional Information (SAI) relates to the proposed acquisition of 1) Fidelity Managed Retirement Income FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend Retirement Fund, a series of Fidelity Aberdeen Street Trust 2) Fidelity

Managed Retirement 2010 FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend Retirement Fund, a series of Fidelity Aberdeen Street Trust 3) Fidelity Managed Retirement 2015 FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend 2010 Fund, a series of Fidelity Aberdeen Street Trust 4) Fidelity Managed Retirement 2020 FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend 2015 Fund 5) Fidelity Managed Retirement 2025 FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend 2020 Fund, a series of Fidelity Aberdeen Street Trust 6) Fidelity Managed Retirement 2030 FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend 2025 Fund, a series of Fidelity Aberdeen Street Trust, and 7) Fidelity Managed Retirement 2035 FundSM, a series of Fidelity Income Fund, by Fidelity Freedom® Blend 2030 Fund, a series of Fidelity Aberdeen Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganizations. As described in the Proxy Statement, Fidelity Freedom® Blend Retirement Fund, Fidelity Freedom® Blend 2010 Fund, Fidelity Freedom® Blend 2015 Fund, Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund will acquire all of the assets of Fidelity Managed Retirement Income FundSM, Fidelity Managed Retirement 2010 FundSM, Fidelity Managed Retirement 2015 FundSM, Fidelity Managed Retirement 2020 FundSM, Fidelity Managed Retirement 2025 FundSM, Fidelity Managed Retirement 2030 FundSM, and Fidelity Managed Retirement 2035 FundSM and assume all of Fidelity Managed Retirement Income FundSM’s, Fidelity Managed Retirement 2010 FundSM’s, Fidelity Managed Retirement 2015 FundSM’s, Fidelity Managed Retirement 2020 FundSM’s, Fidelity Managed Retirement 2025 FundSM’s, Fidelity Managed Retirement 2030 FundSM’s, and Fidelity Managed Retirement 2035 FundSM’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Freedom® Blend Retirement Fund, Fidelity Freedom® Blend 2010 Fund, Fidelity Freedom® Blend 2015 Fund, Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus for each Acquiring Fund, dated May 30, 2025, As Revised September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I, and Class Z), Class K, and Class K6 shares (Accession No. 0000880195-25-000883), which was previously filed via EDGAR.
2.	The Statement of Additional Information for each Acquiring Fund, dated May 30, 2025, as supplemented September 9, 2025, for each of the Retail Class, Advisor Classes (Class A, Class M, Class C, Class I, and Class Z), Class K, and Class K6 shares (Accession No. 0000880195-25-000898), which was previously filed via EDGAR.

3.	The Prospectus for each Target Fund, dated September 29, 2025, as supplemented November 25, 2025, for each of the Retail Class (Accession No. 0000751199-25-000358), Advisor Classes (Class A and Class I (Accession No. 0000751199-25-000335)), Class K (Accession No. 0000751199-25-000350), and Class K6 shares (Accession No. 0000751199-25-000334), which was previously filed via EDGAR.
4.	The Statement of Additional Information for each Target Fund, dated September 29, 2025, for each of the Retail Class, Advisor Classes (Class A and Class I), Class K, and Class K6 shares, which was previously filed via EDGAR (Accession No. 0000751199-25-000257).
5.	The Financial Statements included in the Form N-CSR for each Acquiring Fund, for the fiscal year ended March 31, 2025, which was previously filed via EDGAR (Accession No. 0000880195-25-000235).
6.	The unauditied Financial Statements included in the Form N-CSRS for each Acquiring Fund, for the fiscal period ended September 30, 2025, which was previously filed via EDGAR (Accession No. 0000880195-25-000968).
7.	The Financial Statements included in the Form N-CSR for each Target Fund, for the fiscal year ended July 31, 2025, which was previously filed via EDGAR (Accession No. 0000751199-25-000254).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

Tables showing the fees of each Target Fund and the corresponding Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, are included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

None of the Reorganizations will result in a material change to any Target Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by each Target Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of a Reorganization and/or the corresponding Acquiring Fund’s portfolio following a Reorganization.

There are no material differences between the accounting and valuation policies of the Target Funds and those of the Acquiring Funds.

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81871-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V81872-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81873-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V81874-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED
ON REVERSE SIDE**

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81883-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V81884-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED
ON REVERSE SIDE**

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81885-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V81886-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED
ON REVERSE SIDE**

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81875-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V81876-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81877-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V81878-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V81881-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V81882-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Jennifer Toolin McAuliffe, Robert F. Gartland, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED
ON REVERSE SIDE**

PART C. OTHER INFORMATION

Item 15. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	Amended and Restated Trust Instrument, dated March 7, 2024, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 164.

(2)	Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust’s (File No. 002-77909) Post-Effective Amendment No. 62.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization between Fidelity Income Fund: Merging Funds and Fidelity Aberdeen Street Trust: Surviving Funds is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)	Articles II, VII, IX, and X of the Amended and Restated Trust Instrument, dated March 7, 2024, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 164.

(6)
(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 126.

(2)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 170.

(3)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 126.

(4)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 170.

(5)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 126.

(6)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 170.

(7)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 126.

(8)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 170.

(9)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 126.

(10)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 170.

(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 126.

(12)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 170.

(13)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 126.

(14)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 170.

(15)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 126.

(16)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 170.

(17)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 126.

(18)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 170.

(19)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 126.

(20)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 170.

(21)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 126.

(22)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 170.

(23)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 162.

(24)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 170.

(25)	Management Contract, dated March 7, 2024, between Fidelity Advisor Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 162.

(26)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Advisor Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 170.

(27)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 126.

(28)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 170.

(29)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 126.

(30)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 126.

(31)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 126.

(32)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 126.

(33)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 126.

(34)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 126.

(35)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 126.

(36)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 126.

(37)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 126.

(38)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 126.

(39)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 126.

(40)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 126.

(41)	Management Contract, dated March 7, 2024, between Fidelity Flex Freedom Blend 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 162.

(42)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend Income Fund (currently known as Fidelity Flex Freedom Blend Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 126.

(43)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 170.

(44)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 170.

(45)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 170.

(46)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 170.

(47)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 170.

(48)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 170.

(49)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 170.

(50)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 170.

(51)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 170.

(52)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 170.

(53)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 170.

(54)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 170.

(55)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 170.

(56)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 170.

(57)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 170.

(58)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 170.

(59)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 170.

(60)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 170.

(61)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 170.

(62)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 170.

(63)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 170.

(64)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 170.

(65)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 170.

(66)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 170.

(67)	Management Contract, dated March 7, 2024, between Fidelity Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 162.

(68)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 170.

(69)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 170.

(70)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 170.

(71)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 139.

(72)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 170.

(73)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 139.

(74)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 170.

(75)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 139.

(76)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 170.

(77)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 139.

(78)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 170.

(79)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 139.

(80)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 170.

(81)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 139.

(82)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 170.

(83)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 139.

(84)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 170.

(85)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 139.

(86)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 170.

(87)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 139.

(88)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 170.

(89)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 139.

(90)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 170.

(91)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 139.

(92)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 170.

(93)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 139.

(94)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 170.

(95)	Management Contract, dated March 7, 2024, between Fidelity Freedom Blend 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 162.

(96)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Freedom Blend 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 170.

(97)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund ) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 139.

(98)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund ) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(98) of Post-Effective Amendment No. 170.

(99)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No.133.

(100)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 162.

(101)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No.133.

(102)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 162.

(103)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No.133.

(104)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 162.

(105)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No.133.

(106)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 162.

(107)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No.133.

(108)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 162.

(109)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No.133.

(110)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 162.

(111)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No.133.

(112)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment No. 162.

(113)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No.133.

(114)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment No. 162.

(115)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No.133.

(116)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment No. 162.

(117)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No.133.

(118)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment No. 162.

(119)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No.133.

(120)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(115) of Post-Effective Amendment No. 162.

(121)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No.133.

(122)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(117) of Post-Effective Amendment No. 162.

(123)	Management Contract, dated March 7, 2024, between Fidelity Freedom Index 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(118) of Post-Effective Amendment No. 162.

(124)	Schedule A to the Amended and Restated Management Contract, dated March 7, 2024, between Fidelity Freedom Index 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(119) of Post-Effective Amendment No. 162.

(125)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund ) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No.133.

(126)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund ) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(121) of Post-Effective Amendment No. 162.

(127)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 128.

(128)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment No. 150.

(129)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(124) of Post-Effective Amendment No. 162.

(130)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(116) of Post-Effective Amendment No. 150.

(131)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(126) of Post-Effective Amendment No. 162.

(132)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(118) of Post-Effective Amendment No. 150.

(133)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(128) of Post-Effective Amendment No. 162.

(134)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(120) of Post-Effective Amendment No. 150.

(135)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(130) of Post-Effective Amendment No. 162.

(136)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment No. 150.

(137)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 162.

(138)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(124) of Post-Effective Amendment No. 150.

(139)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(134) of Post-Effective Amendment No. 162.

(140)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(126) of Post-Effective Amendment No. 150.

(141)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(136) of Post-Effective Amendment No. 162.

(142)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(128) of Post-Effective Amendment No. 150.

(143)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(138) of Post-Effective Amendment No. 162.

(144)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(130) of Post-Effective Amendment No. 150.

(145)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(140) of Post-Effective Amendment No. 162.

(146)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 150.

(147)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(142) of Post-Effective Amendment No. 162.

(148)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(134) of Post-Effective Amendment No. 150.

(149)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(144) of Post-Effective Amendment No. 162.

(150)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(136) of Post-Effective Amendment No. 150.

(151)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(146) of Post-Effective Amendment No. 162.

(152)	Management Contract, dated March 7, 2024, between Fidelity Sustainable Target Date 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(147) of Post-Effective Amendment No. 162.

(153)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Sustainable Target Date 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(148) of Post-Effective Amendment No. 162.

(154)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(138) of Post-Effective Amendment No. 150.

(155)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Retirement Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(150) of Post-Effective Amendment No. 162.

(7)

(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 126.

(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 126.

(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 126.

(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 126.

(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 126.

(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 126.

(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 126.

(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 126.

(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 126.

(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 126.

(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 126.

(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2065 Fund is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 126.

(13)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2070 Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 162.

(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom Income Fund, (currently known as Fidelity Advisor Freedom Retirement Fund), is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 126.

(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2010 Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 126.

(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2015 Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 126.

(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2020 Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 126.

(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2025 Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 126.

(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2030 Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 126.

(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2035 Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 126.

(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2040 Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 126.

(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2045 Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 126.

(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2050 Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 126.

(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2055 Fund, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 126.

(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2060 Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 126.

(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2065 Fund is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 126.

(27)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 162.

(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend Income Fund, (currently known as Fidelity Flex Freedom Blend Retirement Fund), is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 126.

(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 128.

(30)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 128.

(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 128.

(32)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 128.

(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 128.

(34)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 128.

(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 128.

(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 128.

(37)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 128.

(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 128.

(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 128.

(40)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2065 Fund is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 128.

(41)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2070 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 162.

(42)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Income Fund, (currently known as Fidelity Freedom Retirement Fund), is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 128.

(43)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2010 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 128.

(44)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2015 Fund, is incorporated herein by reference to Exhibit (e)(45) of Post-Effective Amendment No. 128.

(45)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2020 Fund, is incorporated herein by reference to Exhibit (e)(46) of Post-Effective Amendment No. 128.

(46)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2025 Fund, is incorporated herein by reference to Exhibit (e)(47) of Post-Effective Amendment No. 128.

(47)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2030 Fund, is incorporated herein by reference to Exhibit (e)(48) of Post-Effective Amendment No. 128.

(48)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2035 Fund, is incorporated herein by reference to Exhibit (e)(49) of Post-Effective Amendment No. 128.

(49)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2040 Fund, is incorporated herein by reference to Exhibit (e)(50) of Post-Effective Amendment No. 128.

(50)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2045 Fund, is incorporated herein by reference to Exhibit (e)(51) of Post-Effective Amendment No. 128.

(51)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2050 Fund, is incorporated herein by reference to Exhibit (e)(52) of Post-Effective Amendment No. 128.

(52)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2055 Fund, is incorporated herein by reference to Exhibit (e)(53) of Post-Effective Amendment No. 128.

(53)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2060 Fund, is incorporated herein by reference to Exhibit (e)(54) of Post-Effective Amendment No. 128.

(54)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2065 Fund, is incorporated herein by reference to Exhibit (e)(55) of Post-Effective Amendment No. 128.

(55)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (e)(59) of Post-Effective Amendment No. 162.

(56)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend Income Fund, (currently known as Fidelity Freedom Blend Retirement Fund), is incorporated herein by reference to Exhibit (e)(56) of Post-Effective Amendment No. 128.

(57)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2010 Fund, is incorporated herein by reference to Exhibit (e)(58) of Post-Effective Amendment No. 128.

(58)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2015 Fund, is incorporated herein by reference to Exhibit (e)(59) of Post-Effective Amendment No. 128.

(59)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2020 Fund, is incorporated herein by reference to Exhibit (e)(60) of Post-Effective Amendment No. 128.

(60)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2025 Fund, is incorporated herein by reference to Exhibit (e)(61) of Post-Effective Amendment No. 128.

(61)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2030 Fund, is incorporated herein by reference to Exhibit (e)(62) of Post-Effective Amendment No. 128.

(62)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2035 Fund, is incorporated herein by reference to Exhibit (e)(63) of Post-Effective Amendment No. 128.

(63)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2040 Fund, is incorporated herein by reference to Exhibit (e)(64) of Post-Effective Amendment No. 128.

(64)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2045 Fund, is incorporated herein by reference to Exhibit (e)(65) of Post-Effective Amendment No. 128.

(65)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2050 Fund, is incorporated herein by reference to Exhibit (e)(66) of Post-Effective Amendment No. 128.

(66)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2055 Fund, is incorporated herein by reference to Exhibit (e)(67) of Post-Effective Amendment No. 128.

(67)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2060 Fund, is incorporated herein by reference to Exhibit (e)(68) of Post-Effective Amendment No. 128.

(68)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2065 Fund is incorporated herein by reference to Exhibit (e)(69) of Post-Effective Amendment No. 128.

(69)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2070 Fund, is incorporated herein by reference to Exhibit (e)(74) of Post-Effective Amendment No. 162.

(70)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index Income Fund, (currently known as Fidelity Freedom Index Retirement Fund), is incorporated herein by reference to Exhibit (e)(70) of Post-Effective Amendment No. 128.

(71)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund), is incorporated herein by reference to Exhibit (e)(71) of Post-Effective Amendment No. 128.

(72)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2010 Fund, is incorporated herein by reference to Exhibit (e)(72) of Post-Effective Amendment No. 150.

(73)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2015 Fund, is incorporated herein by reference to Exhibit (e)(73) of Post-Effective Amendment No. 150.

(74)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2020 Fund, is incorporated herein by reference to Exhibit (e)(74) of Post-Effective Amendment No. 150.

(75)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2025 Fund, is incorporated herein by reference to Exhibit (e)(75) of Post-Effective Amendment No. 150.

(76)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2030 Fund, is incorporated herein by reference to Exhibit (e)(76) of Post-Effective Amendment No. 150.

(77)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2035 Fund, is incorporated herein by reference to Exhibit (e)(77) of Post-Effective Amendment No. 150.

(78)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2040 Fund, is incorporated herein by reference to Exhibit (e)(78) of Post-Effective Amendment No. 150.

(79)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2045 Fund, is incorporated herein by reference to Exhibit (e)(79) of Post-Effective Amendment No. 150.

(80)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2050 Fund, is incorporated herein by reference to Exhibit (e)(80) of Post-Effective Amendment No. 150.

(81)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2055 Fund, is incorporated herein by reference to Exhibit (e)(81) of Post-Effective Amendment No. 150.

(82)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2060 Fund, is incorporated herein by reference to Exhibit (e)(82) of Post-Effective Amendment No. 150.

(83)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2065 Fund, is incorporated herein by reference to Exhibit (e)(83) of Post-Effective Amendment No. 150.

(84)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2070 Fund, is incorporated herein by reference to Exhibit (e)(89) of Post-Effective Amendment No. 162.

(85)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date Income Fund, (currently known as Fidelity Sustainable Target Date Retirement Fund), is incorporated herein by reference to Exhibit (e)(84) of Post-Effective Amendment No. 150.

(86)	Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(87)	Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated as of March 10, 2016, is incorporated herein by reference to Exhibit (f) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 334.

(9)

(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund), Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund), Fidelity Freedom Index 2055 Fund, Fidelity Multi-Asset Index Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Retirement Fund), is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Aberdeen Street Trust on behalf of Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Flex Freedom Blend Income Fund (currently known as Fidelity Flex Freedom Blend Retirement Fund), Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund), Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund), is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(3)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 162.

(4)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 162.

(5)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 162.

(6)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 162.

(7)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 162.

(8)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 162.

(9)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 162.

(10)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 162.

(11)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 162.

(12)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 162.

(13)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 162.

(14)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 162.

(15)	Expense Contract, dated March 7, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 162.

(16)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 162.

(17)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 150.

(18)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 150.

(19)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 150.

(20)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 150.

(21)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 150.

(22)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 150.

(23)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 150.

(24)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(23) of Post-Effective Amendment No. 150.

(25)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 150.

(26)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 150.

(27)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(26) of Post-Effective Amendment No. 150.

(28)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(27) of Post-Effective Amendment No. 150.

(29)	Expense Contract, dated March 7, 2024, between Fidelity Management & Research Company LLC and Fidelity Freedom 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 162.

(30)	Amended and Restated Expense Contract, dated April 1, 2023, between Fidelity Management & Research Company LLC and Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (h)(28) of Post-Effective Amendment No. 154.

(31)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 170.

(32)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2010 Fund: Premier Class, is to be filed by subsequent amendment.

(33)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2015 Fund: Premier Class, is to be filed by subsequent amendment.

(34)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2020 Fund: Premier Class, is to be filed by subsequent amendment.

(35)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2025 Fund: Premier Class, is to be filed by subsequent amendment.

(36)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2030 Fund: Premier Class, is to be filed by subsequent amendment.

(37)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2035 Fund: Premier Class, is to be filed by subsequent amendment.

(38)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2040 Fund: Premier Class, is to be filed by subsequent amendment.

(39)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2045 Fund: Premier Class, is to be filed by subsequent amendment.

(40)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2050 Fund: Premier Class, is to be filed by subsequent amendment.

(41)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2055 Fund: Premier Class, is to be filed by subsequent amendment.

(42)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2060 Fund: Premier Class, is to be filed by subsequent amendment.

(43)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2065 Fund: Premier Class, is to be filed by subsequent amendment.

(44)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom 2070 Fund: Premier Class, is to be filed by subsequent amendment.

(45)	Expense Contract between Fidelity Management & Research Company LLC and Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund): Premier Class, is to be filed by subsequent amendment.

(46)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2010 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 170.

(47)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(31) of Post-Effective Amendment No. 170.

(48)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2015 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(32) of Post-Effective Amendment No. 170.

(49)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(33) of Post-Effective Amendment No. 170.

(50)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2020 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 170.

(51)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 170.

(52)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2025 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 170.

(53)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(37) of Post-Effective Amendment No. 170.

(54)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2030 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 170.

(55)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(39) of Post-Effective Amendment No. 170.

(56)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2035 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(40) of Post-Effective Amendment No. 170.

(57)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(41) of Post-Effective Amendment No. 170.

(58)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2040 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(42) of Post-Effective Amendment No. 170.

(59)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(43) of Post-Effective Amendment No. 170.

(60)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2045 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(44) of Post-Effective Amendment No. 170.

(61)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(45) of Post-Effective Amendment No. 170.

(62)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2050 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(46) of Post-Effective Amendment No. 170.

(63)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(47) of Post-Effective Amendment No. 170.

(64)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2055 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(48) of Post-Effective Amendment No. 170.

(65)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(49) of Post-Effective Amendment No. 170.

(66)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2060 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(50) of Post-Effective Amendment No. 170.

(67)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(51) of Post-Effective Amendment No. 170.

(68)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2065 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(52) of Post-Effective Amendment No. 170.

(69)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(53) of Post-Effective Amendment No. 170.

(70)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend 2070 Fund: Premier Class, is incorporated herein by reference to Exhibit (h)(54) of Post-Effective Amendment No. 170.

(71)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (h)(55) of Post-Effective Amendment No. 170.

(72)	Amended and Restated Expense Contract, dated June 1, 2025, between Fidelity Management & Research Company LLC and Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Premier Class, is incorporated herein by reference to Exhibit (h)(56) of Post-Effective Amendment No. 170.

(73)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(61) of Post-Effective Amendment No. 162.

(74)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(62) of Post-Effective Amendment No. 162.

(75)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(63) of Post-Effective Amendment No. 162.

(76)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(64) of Post-Effective Amendment No. 162.

(77)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(65) of Post-Effective Amendment No. 162.

(78)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(66) of Post-Effective Amendment No. 162.

(79)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(67) of Post-Effective Amendment No. 162.

(80)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(68) of Post-Effective Amendment No. 162.

(81)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(69) of Post-Effective Amendment No. 162.

(82)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(70) of Post-Effective Amendment No. 162.

(83)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(71) of Post-Effective Amendment No. 162.

(84)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(72) of Post-Effective Amendment No. 162.

(85)	Expense Contract, dated March 7, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (h)(73) of Post-Effective Amendment No. 162.

(86)	Amended and Restated Expense Contract, dated May 24, 2024, between Fidelity Management & Research Company LLC and Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (h)(74) of Post-Effective Amendment No. 162.

(87)	Amended and Restated Expense Contract, dated May 16, 2024, between Fidelity Management & Research Company LLC and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Date Retirement Fund), is incorporated herein by reference to Exhibit (h)(71) of Post-Effective Amendment No. 164.

(88)	Schedule A to the Amended and Restated Expense Contract, dated May 16, 2024, between Fidelity Management & Research Company LLC and Fidelity Aberdeen Street Trust, on behalf of Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Date Retirement Fund), is incorporated herein by reference to Exhibit (h)(76) of Post-Effective Amendment No. 162.

(89)	Form of Fund of Funds Investment Agreement (Acquiring Fund) is incorporated herein by reference to Exhibit (h)(5) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(90)	Form of Fund of Funds Investment Agreement (Acquired Fund) is incorporated herein by reference to Exhibit (h)(6) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(10)

(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class A, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 126.

(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class M, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 126.

(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class C, is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 126.

(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class I, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 126.

(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 126.

(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 162.

(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class A, is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 126.

(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class M, is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 126.

(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class C, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 126.

(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class I, is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 126.

(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 126.

(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 162.

(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class A, is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 126.

(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class M, is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 126.

(15)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class C, is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 126.

(16)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class I, is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 126.

(17)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 126.

(18)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 162.

(19)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class A, is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 126.

(20)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class M, is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 126.

(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class C, is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 126.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class I, is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 126.

(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 126.

(24)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 162.

(25)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class A, is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 126.

(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class M, is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 126.

(27)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class C, is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 126.

(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class I, is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 126.

(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 126.

(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 162.

(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class A, is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 126.

(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class M, is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 126.

(33)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class C, is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 126.

(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class I, is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 126.

(35)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 126.

(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 162.

(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class A, is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 126.

(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class M, is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 126.

(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class C, is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 126.

(40)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class I, is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 126.

(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 126.

(42)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 162.

(43)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class A, is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 126.

(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class M, is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 126.

(45)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class C, is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 126.

(46)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class I, is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 126.

(47)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 126.

(48)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 162.

(49)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class A, is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 126.

(50)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class M, is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 126.

(51)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class C, is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 126.

(52)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class I, is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 126.

(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 126.

(54)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 162.

(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class A, is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 126.

(56)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class M, is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 126.

(57)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class C, is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 126.

(58)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class I, is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 126.

(59)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 126.

(60)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 162.

(61)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class A, is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 126.

(62)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class M, is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 126.

(63)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class C, is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 126.

(64)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class I, is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 126.

(65)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 126.

(66)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 162.

(67)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2065 Fund: Class A, is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 126.

(68)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2065 Fund: Class M, is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 126.

(69)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2065 Fund: Class C, is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 126.

(70)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2065 Fund: Class I, is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 126.

(71)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2065 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 126.

(72)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 162.

(73)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2070 Fund: Class A, is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 162.

(74)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2070 Fund: Class M, is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 162.

(75)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2070 Fund: Class C, is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 162.

(76)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2070 Fund: Class I, is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 162.

(77)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2070 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 162.

(78)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 162.

(79)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class A, is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 126.

(80)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class M, is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 126.

(81)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class C, is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 126.

(82)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class I, is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 126.

(83)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class Z, is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 126.

(84)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund (currently known as Fidelity Advisor Freedom Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 162.

(85)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2010 Fund is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 126.

(86)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2015 Fund is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 126.

(87)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2020 Fund is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 126.

(88)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2025 Fund is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 126.

(89)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2030 Fund is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 126.

(90)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2035 Fund is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 126.

(91)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2040 Fund is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 126.

(92)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2045 Fund is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 126.

(93)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2050 Fund is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 126.

(94)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2055 Fund is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 126.

(95)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2060 Fund is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 126.

(96)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2065 Fund is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 126.

(97)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (m)(104) of Post-Effective Amendment No. 162.

(98)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Freedom Blend Income Fund (currently known as Fidelity Flex Freedom Blend Retirement Fund), is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 126.

(99)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 128.

(100)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund: Class K, is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 128.

(101)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(104) of Post-Effective Amendment No. 128.

(102)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund: Premier Class, is to be filed by subsequent amendment.

(103)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (m)(105) of Post-Effective Amendment No. 128.

(104)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund: Class K, is incorporated herein by reference to Exhibit (m)(106) of Post-Effective Amendment No. 128.

(105)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 128.

(106)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund: Premier Class, is to be filed by subsequent amendment.

(107)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 128.

(108)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund: Class K, is incorporated herein by reference to Exhibit (m)(109) of Post-Effective Amendment No. 128.

(109)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(110) of Post-Effective Amendment No. 128.

(110)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund: Premier Class, is to be filed by subsequent amendment.

(111)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (m)(111) of Post-Effective Amendment No. 128.

(112)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund: Class K, is incorporated herein by reference to Exhibit (m)(112) of Post-Effective Amendment No. 128.

(113)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(113) of Post-Effective Amendment No. 128.

(114)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund: Premier Class, is to be filed by subsequent amendment.

(115)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit (m)(114) of Post-Effective Amendment No. 128.

(116)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund: Class K, is incorporated herein by reference to Exhibit (m)(115) of Post-Effective Amendment No. 128.

(117)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(116) of Post-Effective Amendment No. 128.

(118)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund: Premier Class, is to be filed by subsequent amendment.

(119)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (m)(117) of Post-Effective Amendment No. 128.

(120)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund: Class K, is incorporated herein by reference to Exhibit (m)(118) of Post-Effective Amendment No. 128.

(121)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(119) of Post-Effective Amendment No. 128.

(122)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund: Premier Class, is to be filed by subsequent amendment.

(123)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit (m)(120) of Post-Effective Amendment No. 128.

(124)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund: Class K, is incorporated herein by reference to Exhibit (m)(121) of Post-Effective Amendment No. 128.

(125)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(122) of Post-Effective Amendment No. 128.

(126)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund: Premier Class, is to be filed by subsequent amendment.

(127)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (m)(123) of Post-Effective Amendment No. 128.

(128)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund: Class K, is incorporated herein by reference to Exhibit (m)(124) of Post-Effective Amendment No. 128.

(129)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(125) of Post-Effective Amendment No. 128.

(130)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund: Premier Class, is to be filed by subsequent amendment.

(131)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (m)(126) of Post-Effective Amendment No. 128.

(132)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund: Class K, is incorporated herein by reference to Exhibit (m)(127) of Post-Effective Amendment No. 128.

(133)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(128) of Post-Effective Amendment No. 128.

(134)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund: Premier Class, is to be filed by subsequent amendment.

(135)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2055 Fund is incorporated herein by reference to Exhibit (m)(129) of Post-Effective Amendment No. 128.

(136)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2055 Fund: Class K, is incorporated herein by reference to Exhibit (m)(130) of Post-Effective Amendment No. 128.

(137)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(131) of Post-Effective Amendment No. 128.

(138)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2055 Fund: Premier Class, is to be filed by subsequent amendment.

(139)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2060 Fund is incorporated herein by reference to Exhibit (m)(132) of Post-Effective Amendment No. 128.

(140)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2060 Fund: Class K, is incorporated herein by reference to Exhibit (m)(133) of Post-Effective Amendment No. 128.

(141)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(134) of Post-Effective Amendment No. 128.

(142)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2060 Fund: Premier Class, is to be filed by subsequent amendment.

(143)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2065 Fund is incorporated herein by reference to Exhibit (m)(135) of Post-Effective Amendment No. 128.

(144)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2065 Fund: Class K, is incorporated herein by reference to Exhibit (m)(136) of Post-Effective Amendment No. 128.

(145)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(137) of Post-Effective Amendment No. 128.

(146)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2065 Fund: Premier Class, is to be filed by subsequent amendment.

(147)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2070 Fund, is incorporated herein by reference to Exhibit (m)(145) of Post-Effective Amendment No. 162.

(148)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2070 Fund: Class K, is incorporated herein by reference to Exhibit (m)(146) of Post-Effective Amendment No. 162.

(149)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2070 Fund: Class K6 , is incorporated herein by reference to Exhibit (m)(147) of Post-Effective Amendment No. 162.

(150)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2070 Fund: Premier Class, is to be filed by subsequent amendment.

(151)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund), is incorporated herein by reference to Exhibit (m)(138) of Post-Effective Amendment No. 128.

(152)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund): Class K, is incorporated herein by reference to Exhibit (m)(139) of Post-Effective Amendment No. 128.

(153)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (m)(140) of Post-Effective Amendment No. 128.

(154)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund (currently known as Fidelity Freedom Retirement Fund): Premier Class, is to be filed by subsequent amendment.

(155)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund is incorporated herein by reference to Exhibit (m)(150) of Post-Effective Amendment No. 128.

(156)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Class K, is incorporated herein by reference to Exhibit (m)(151) of Post-Effective Amendment No. 128.

(157)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(152) of Post-Effective Amendment No. 128.

(158)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(154) of Post-Effective Amendment No. 139.

(159)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Fidelity Advisor Freedom Blend 2010 Fund: Class A, is incorporated herein by reference to Exhibit (m)(153) of Post-Effective Amendment No. 128.

(160)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Fidelity Advisor Freedom Blend 2010 Fund: Class M, is incorporated herein by reference to Exhibit (m)(154) of Post-Effective Amendment No. 128.

(161)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Fidelity Advisor Freedom Blend 2010 Fund: Class C, is incorporated herein by reference to Exhibit (m)(155) of Post-Effective Amendment No. 128.

(162)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Fidelity Advisor Freedom Blend 2010 Fund: Class I, is incorporated herein by reference to Exhibit (m)(156) of Post-Effective Amendment No. 128.

(163)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2010 Fund: Fidelity Advisor Freedom Blend 2010 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(157) of Post-Effective Amendment No. 128.

(164)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund is incorporated herein by reference to Exhibit (m)(159) of Post-Effective Amendment No. 128.

(165)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Class K, is incorporated herein by reference to Exhibit (m)(160) of Post-Effective Amendment No. 128.

(166)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(161) of Post-Effective Amendment No. 128.

(167)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(164) of Post-Effective Amendment No. 139.

(168)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Fidelity Advisor Freedom Blend 2015 Fund: Class A, is incorporated herein by reference to Exhibit (m)(162) of Post-Effective Amendment No. 128.

(169)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Fidelity Advisor Freedom Blend 2015 Fund: Class M, is incorporated herein by reference to Exhibit (m)(163) of Post-Effective Amendment No. 128.

(170)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Fidelity Advisor Freedom Blend 2015 Fund: Class C, is incorporated herein by reference to Exhibit (m)(164) of Post-Effective Amendment No. 128.

(171)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Fidelity Advisor Freedom Blend 2015 Fund: Class I, is incorporated herein by reference to Exhibit (m)(165) of Post-Effective Amendment No. 128.

(172)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2015 Fund: Fidelity Advisor Freedom Blend 2015 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(166) of Post-Effective Amendment No. 128.

(173)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund is incorporated herein by reference to Exhibit (m)(168) of Post-Effective Amendment No. 128.

(174)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Class K, is incorporated herein by reference to Exhibit (m)(169) of Post-Effective Amendment No. 128.

(175)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(170) of Post-Effective Amendment No. 128.

(176)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(174) of Post-Effective Amendment No. 139.

(177)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Fidelity Advisor Freedom Blend 2020 Fund: Class A, is incorporated herein by reference to Exhibit (m)(171) of Post-Effective Amendment No. 128.

(178)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Fidelity Advisor Freedom Blend 2020 Fund: Class M, is incorporated herein by reference to Exhibit (m)(172) of Post-Effective Amendment No. 128.

(179)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Fidelity Advisor Freedom Blend 2020 Fund: Class C, is incorporated herein by reference to Exhibit (m)(173) of Post-Effective Amendment No. 128.

(180)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Fidelity Advisor Freedom Blend 2020 Fund: Class I, is incorporated herein by reference to Exhibit (m)(174) of Post-Effective Amendment No. 128.

(181)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2020 Fund: Fidelity Advisor Freedom Blend 2020 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(175) of Post-Effective Amendment No. 128.

(182)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund is incorporated herein by reference to Exhibit (m)(177) of Post-Effective Amendment No. 128.

(183)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Class K, is incorporated herein by reference to Exhibit (m)(178) of Post-Effective Amendment No. 128.

(184)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(179) of Post-Effective Amendment No. 128.

(185)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(184) of Post-Effective Amendment No. 139.

(186)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Fidelity Advisor Freedom Blend 2025 Fund: Class A, is incorporated herein by reference to Exhibit (m)(180) of Post-Effective Amendment No. 128.

(187)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Fidelity Advisor Freedom Blend 2025 Fund: Class M, is incorporated herein by reference to Exhibit (m)(181) of Post-Effective Amendment No. 128.

(188)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Fidelity Advisor Freedom Blend 2025 Fund: Class C, is incorporated herein by reference to Exhibit (m)(182) of Post-Effective Amendment No. 128.

(189)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Fidelity Advisor Freedom Blend 2025 Fund: Class I, is incorporated herein by reference to Exhibit (m)(183) of Post-Effective Amendment No. 128.

(190)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2025 Fund: Fidelity Advisor Freedom Blend 2025 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(184) of Post-Effective Amendment No. 128.

(191)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund is incorporated herein by reference to Exhibit (m)(186) of Post-Effective Amendment No. 128.

(192)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Class K, is incorporated herein by reference to Exhibit (m)(187) of Post-Effective Amendment No. 128.

(193)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(188) of Post-Effective Amendment No. 128.

(194)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(194) of Post-Effective Amendment No. 139.

(195)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Fidelity Advisor Freedom Blend 2030: Fund: Class A, is incorporated herein by reference to Exhibit (m)(189) of Post-Effective Amendment No. 128.

(196)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Fidelity Advisor Freedom Blend 2030 Fund: Class M, is incorporated herein by reference to Exhibit (m)(190) of Post-Effective Amendment No. 128.

(197)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Fidelity Advisor Freedom Blend 2030 Fund: Class C, is incorporated herein by reference to Exhibit (m)(191) of Post-Effective Amendment No. 128.

(198)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Fidelity Advisor Freedom Blend 2030 Fund: Class I, is incorporated herein by reference to Exhibit (m)(192) of Post-Effective Amendment No. 128.

(199)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2030 Fund: Fidelity Advisor Freedom Blend 2030 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(193) of Post-Effective Amendment No. 128.

(200)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund is incorporated herein by reference to Exhibit (m)(195) of Post-Effective Amendment No. 128.

(201)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Class K, is incorporated herein by reference to Exhibit (m)(196) of Post-Effective Amendment No. 128.

(202)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(197) of Post-Effective Amendment No. 128.

(203)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(204) of Post-Effective Amendment No. 139.

(204)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Fidelity Advisor Freedom Blend 2035 Fund: Class A, is incorporated herein by reference to Exhibit (m)(198) of Post-Effective Amendment No. 128.

(205)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Fidelity Advisor Freedom Blend 2035 Fund: Class M, is incorporated herein by reference to Exhibit (m)(199) of Post-Effective Amendment No. 128.

(206)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Fidelity Advisor Freedom Blend 2035 Fund: Class C, is incorporated herein by reference to Exhibit (m)(200) of Post-Effective Amendment No. 128.

(207)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Fidelity Advisor Freedom Blend 2035 Fund: Class I, is incorporated herein by reference to Exhibit (m)(201) of Post-Effective Amendment No. 128.

(208)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2035 Fund: Fidelity Advisor Freedom Blend 2035 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(202) of Post-Effective Amendment No. 128.

(209)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund is incorporated herein by reference to Exhibit (m)(204) of Post-Effective Amendment No. 128.

(210)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Class K, is incorporated herein by reference to Exhibit (m)(205) of Post-Effective Amendment No. 128.

(211)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(206) of Post-Effective Amendment No. 128.

(212)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(214) of Post-Effective Amendment No. 139.

(213)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Fidelity Advisor Freedom Blend 2040 Fund: Class A, is incorporated herein by reference to Exhibit (m)(207) of Post-Effective Amendment No. 128.

(214)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Fidelity Advisor Freedom Blend 2040 Fund: Class M, is incorporated herein by reference to Exhibit (m)(208) of Post-Effective Amendment No. 128.

(215)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Fidelity Advisor Freedom Blend 2040 Fund: Class C, is incorporated herein by reference to Exhibit (m)(209) of Post-Effective Amendment No. 128.

(216)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Fidelity Advisor Freedom Blend 2040 Fund: Class I, is incorporated herein by reference to Exhibit (m)(210) of Post-Effective Amendment No. 128.

(217)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2040 Fund: Fidelity Advisor Freedom Blend 2040 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(211) of Post-Effective Amendment No. 128.

(218)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund is incorporated herein by reference to Exhibit (m)(213) of Post-Effective Amendment No. 128.

(219)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(214) of Post-Effective Amendment No. 128.

(220)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Class K, is incorporated herein by reference to Exhibit (m)(215) of Post-Effective Amendment No. 128.

(221)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(224) of Post-Effective Amendment No. 139.

(222)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Fidelity Advisor Freedom Blend 2045 Fund: Class A, is incorporated herein by reference to Exhibit (m)(216) of Post-Effective Amendment No. 128.

(223)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Fidelity Advisor Freedom Blend 2045 Fund: Class M, is incorporated herein by reference to Exhibit (m)(217) of Post-Effective Amendment No. 128.

(224)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Fidelity Advisor Freedom Blend 2045 Fund: Class C, is incorporated herein by reference to Exhibit (m)(218) of Post-Effective Amendment No. 128.

(225)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Fidelity Advisor Freedom Blend 2045 Fund: Class I, is incorporated herein by reference to Exhibit (m)(219) of Post-Effective Amendment No. 128.

(226)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2045 Fund: Fidelity Advisor Freedom Blend 2045 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(220) of Post-Effective Amendment No. 128.

(227)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund is incorporated herein by reference to Exhibit (m)(222) of Post-Effective Amendment No. 128.

(228)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(223) of Post-Effective Amendment No. 128.

(229)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Class K, is incorporated herein by reference to Exhibit (m)(224) of Post-Effective Amendment No. 128.

(230)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(234) of Post-Effective Amendment No. 139.

(231)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Fidelity Advisor Freedom Blend 2050 Fund: Class A, is incorporated herein by reference to Exhibit (m)(225) of Post-Effective Amendment No. 128.

(232)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Fidelity Advisor Freedom Blend 2050 Fund: Class M, is incorporated herein by reference to Exhibit (m)(226) of Post-Effective Amendment No. 128.

(233)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Fidelity Advisor Freedom Blend 2050 Fund: Class C, is incorporated herein by reference to Exhibit (m)(227) of Post-Effective Amendment No. 128.

(234)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Fidelity Advisor Freedom Blend 2050 Fund: Class I, is incorporated herein by reference to Exhibit (m)(228) of Post-Effective Amendment No. 128.

(235)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2050 Fund: Fidelity Advisor Freedom Blend 2050 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(229) of Post-Effective Amendment No. 128.

(236)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund is incorporated herein by reference to Exhibit (m)(231) of Post-Effective Amendment No. 128.

(237)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(232) of Post-Effective Amendment No. 128.

(238)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Class K, is incorporated herein by reference to Exhibit (m)(233) of Post-Effective Amendment No. 128.

(239)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(244) of Post-Effective Amendment No. 139.

(240)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Fidelity Advisor Freedom Blend 2055 Fund: Class A, is incorporated herein by reference to Exhibit (m)(234) of Post-Effective Amendment No. 128.

(241)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Fidelity Advisor Freedom Blend 2055 Fund: Class M, is incorporated herein by reference to Exhibit (m)(235) of Post-Effective Amendment No. 128.

(242)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Fidelity Advisor Freedom Blend 2055 Fund: Class C, is incorporated herein by reference to Exhibit (m)(236) of Post-Effective Amendment No. 128.

(243)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Fidelity Advisor Freedom Blend 2055 Fund: Class I, is incorporated herein by reference to Exhibit (m)(237) of Post-Effective Amendment No. 128.

(244)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2055 Fund: Fidelity Advisor Freedom Blend 2055 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(238) of Post-Effective Amendment No. 128.

(245)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund is incorporated herein by reference to Exhibit (m)(240) of Post-Effective Amendment No. 128.

(246)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(241) of Post-Effective Amendment No. 128.

(247)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Class K, is incorporated herein by reference to Exhibit (m)(242) of Post-Effective Amendment No. 128.

(248)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(254) of Post-Effective Amendment No. 139.

(249)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Fidelity Advisor Freedom Blend 2060 Fund: Class A, is incorporated herein by reference to Exhibit (m)(243) of Post-Effective Amendment No. 128.

(250)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Fidelity Advisor Freedom Blend 2060 Fund: Class M, is incorporated herein by reference to Exhibit (m)(244) of Post-Effective Amendment No. 128.

(251)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Fidelity Advisor Freedom Blend 2060 Fund: Class C, is incorporated herein by reference to Exhibit (m)(245) of Post-Effective Amendment No. 128.

(252)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Fidelity Advisor Freedom Blend 2060 Fund: Class I, is incorporated herein by reference to Exhibit (m)(246) of Post-Effective Amendment No. 128.

(253)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2060 Fund: Fidelity Advisor Freedom Blend 2060 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(247) of Post-Effective Amendment No. 128.

(254)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund is incorporated herein by reference to Exhibit (m)(249) of Post-Effective Amendment No. 128.

(255)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(250) of Post-Effective Amendment No. 128.

(256)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Class K, is incorporated herein by reference to Exhibit (m)(251) of Post-Effective Amendment No. 128.

(257)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(264) of Post-Effective Amendment No. 139.

(258)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Fidelity Advisor Freedom Blend 2065 Fund: Class A, is incorporated herein by reference to Exhibit (m)(252) of Post-Effective Amendment No. 128.

(259)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Fidelity Advisor Freedom Blend 2065 Fund: Class M, is incorporated herein by reference to Exhibit (m)(253) of Post-Effective Amendment No. 128.

(260)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Fidelity Advisor Freedom Blend 2065 Fund: Class C, is incorporated herein by reference to Exhibit (m)(254) of Post-Effective Amendment No. 128.

(261)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Fidelity Advisor Freedom Blend 2065 Fund: Class I, is incorporated herein by reference to Exhibit (m)(255) of Post-Effective Amendment No. 128.

(262)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2065 Fund: Fidelity Advisor Freedom Blend 2065 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(256) of Post-Effective Amendment No. 128.

(263)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund is incorporated herein by reference to Exhibit (m)(268) of Post-Effective Amendment No. 162.

(264)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Class K, is incorporated herein by reference to Exhibit (m)(269) of Post-Effective Amendment No. 162.

(265)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(270) of Post-Effective Amendment No. 162.

(266)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(271) of Post-Effective Amendment No. 162.

(267)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Fidelity Advisor Freedom Blend 2070 Fund: Class A, is incorporated herein by reference to Exhibit (m)(272) of Post-Effective Amendment No. 162.

(268)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Fidelity Advisor Freedom Blend 2070 Fund: Class M, is incorporated herein by reference to Exhibit (m)(273) of Post-Effective Amendment No. 162.

(269)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Fidelity Advisor Freedom Blend 2070 Fund: Class C, is incorporated herein by reference to Exhibit (m)(274) of Post-Effective Amendment No. 162.

(270)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Fidelity Advisor Freedom Blend 2070 Fund: Class I, is incorporated herein by reference to Exhibit (m)(275) of Post-Effective Amendment No. 162.

(271)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend 2070 Fund: Fidelity Advisor Freedom Blend 2070 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(276) of Post-Effective Amendment No. 162.

(272)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund), is incorporated herein by reference to Exhibit (m)(258) of Post-Effective Amendment No. 128.

(273)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (m)(259) of Post-Effective Amendment No. 128.

(274)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Class K, is incorporated herein by reference to Exhibit (m)(260) of Post-Effective Amendment No. 128.

(275)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Premier Class, is incorporated herein by reference to Exhibit (m)(274) of Post-Effective Amendment No. 139.

(276)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Fidelity Advisor Freedom Blend Income Fund (currently known as Fidelity Advisor Freedom Blend Retirement Fund): Class A, is incorporated herein by reference to Exhibit (m)(261) of Post-Effective Amendment No. 128.

(277)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Fidelity Advisor Freedom Blend Income Fund (currently known as Fidelity Advisor Freedom Blend Retirement Fund): Class M, is incorporated herein by reference to Exhibit (m)(262) of Post-Effective Amendment No. 128.

(278)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Fidelity Advisor Freedom Blend Income Fund (currently known as Fidelity Advisor Freedom Blend Retirement Fund): Class C, is incorporated herein by reference to Exhibit (m)(263) of Post-Effective Amendment No. 128.

(279)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Fidelity Advisor Freedom Blend Income Fund (currently known as Fidelity Advisor Freedom Blend Retirement Fund): Class I, is incorporated herein by reference to Exhibit (m)(264) of Post-Effective Amendment No. 128.

(280)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Blend Income Fund (currently known as Fidelity Freedom Blend Retirement Fund): Fidelity Advisor Freedom Blend Income Fund (currently known as Fidelity Advisor Freedom Blend Retirement Fund): Class Z, is incorporated herein by reference to Exhibit (m)(265) of Post-Effective Amendment No. 128.

(281)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2010 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(272) of Post-Effective Amendment No. 128.

(282)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2010 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(270) of Post-Effective Amendment No. 128.

(283)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2010 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(271) of Post-Effective Amendment No. 133.

(284)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2010 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(270) of Post-Effective Amendment No. 164.

(285)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2015 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(275) of Post-Effective Amendment No. 128.

(286)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2015 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(273) of Post-Effective Amendment No. 128.

(287)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2015 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(274) of Post-Effective Amendment No. 133.

(288)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2015 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(274) of Post-Effective Amendment No. 164.

(289)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2020 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(278) of Post-Effective Amendment No. 128.

(290)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2020 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(276) of Post-Effective Amendment No. 128.

(291)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2020 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(277) of Post-Effective Amendment No. 133.

(292)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2020 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(278) of Post-Effective Amendment No. 164.

(293)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2025 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(281) of Post-Effective Amendment No. 128.

(294)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2025 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(279) of Post-Effective Amendment No. 128.

(295)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2025 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(280) of Post-Effective Amendment No. 133.

(296)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2025 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(282) of Post-Effective Amendment No. 164.

(297)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2030 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(284) of Post-Effective Amendment No. 128.

(298)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2030 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(282) of Post-Effective Amendment No. 128.

(299)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2030 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(283) of Post-Effective Amendment No. 133.

(300)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2030 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(286) of Post-Effective Amendment No. 164.

(301)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2035 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(287) of Post-Effective Amendment No. 128.

(302)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2035 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(285) of Post-Effective Amendment No. 128.

(303)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2035 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(286) of Post-Effective Amendment No. 133.

(304)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2035 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(290) of Post-Effective Amendment No. 164.

(305)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2040 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(290) of Post-Effective Amendment No. 128.

(306)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2040 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(288) of Post-Effective Amendment No. 128.

(307)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2040 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(289) of Post-Effective Amendment No. 133.

(308)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2040 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(294) of Post-Effective Amendment No. 164.

(309)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2045 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(293) of Post-Effective Amendment No. 128.

(310)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2045 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(291) of Post-Effective Amendment No. 128.

(311)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2045 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(292) of Post-Effective Amendment No. 133.

(312)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2045 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(298) of Post-Effective Amendment No. 164.

(313)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2050 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(296) of Post-Effective Amendment No. 128.

(314)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2050 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(294) of Post-Effective Amendment No. 128.

(315)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2050 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(295) of Post-Effective Amendment No. 133.

(316)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2050 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(302) of Post-Effective Amendment No. 164.

(317)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2055 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(299) of Post-Effective Amendment No. 128.

(318)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2055 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(297) of Post-Effective Amendment No. 128.

(319)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2055 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(298) of Post-Effective Amendment No. 133.

(320)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2055 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(306) of Post-Effective Amendment No. 164.

(321)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2060 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(302) of Post-Effective Amendment No. 128.

(322)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2060 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(300) of Post-Effective Amendment No. 128.

(323)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2060 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(301) of Post-Effective Amendment No. 133.

(324)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2060 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(310) of Post-Effective Amendment No. 164.

(325)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2065 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(305) of Post-Effective Amendment No. 128.

(326)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2065 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(303) of Post-Effective Amendment No. 128.

(327)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2065 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(304) of Post-Effective Amendment No. 133.

(328)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2065 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(314) of Post-Effective Amendment No. 164.

(329)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2070 Fund: Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(325) of Post-Effective Amendment No. 162.

(330)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2070 Fund: Investor Class, is incorporated herein by reference to Exhibit (m)(326) of Post-Effective Amendment No. 162.

(331)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2070 Fund: Premier Class, is incorporated herein by reference to Exhibit (m)(327) of Post-Effective Amendment No. 162.

(332)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index 2070 Fund: Premier II Class, is incorporated herein by reference to Exhibit (m)(318) of Post-Effective Amendment No. 164.

(333)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund): Institutional Premium Class, is incorporated herein by reference to Exhibit (m)(308) of Post-Effective Amendment No. 128.

(334)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund): Investor Class, is incorporated herein by reference to Exhibit (m)(306) of Post-Effective Amendment No. 128.

(335)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund): Premier Class, is incorporated herein by reference to Exhibit (m)(307) of Post-Effective Amendment No. 133.

(336)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Index Income Fund (currently known as Fidelity Freedom Index Retirement Fund): Premier II Class, is incorporated herein by reference to Exhibit (m)(322) of Post-Effective Amendment No. 164.

(337)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund), is incorporated herein by reference to Exhibit (m)(309) of Post-Effective Amendment No. 128.

(338)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund is incorporated herein by reference to Exhibit (m)(324) of Post-Effective Amendment No. 150.

(339)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Class K, is incorporated herein by reference to Exhibit (m)(325) of Post-Effective Amendment No. 150.

(340)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(326) of Post-Effective Amendment No. 150.

(341)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Fidelity Advisor Sustainable Target Date 2010 Fund: Class A, is incorporated herein by reference to Exhibit (m)(327) of Post-Effective Amendment No. 150.

(342)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Fidelity Advisor Sustainable Target Date 2010 Fund: Class M, is incorporated herein by reference to Exhibit (m)(328) of Post-Effective Amendment No. 150.

(343)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Fidelity Advisor Sustainable Target Date 2010 Fund: Class C, is incorporated herein by reference to Exhibit (m)(329) of Post-Effective Amendment No. 150.

(344)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Fidelity Advisor Sustainable Target Date 2010 Fund: Class I, is incorporated herein by reference to Exhibit (m)(330) of Post-Effective Amendment No. 150.

(345)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2010 Fund: Fidelity Advisor Sustainable Target Date 2010 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(331) of Post-Effective Amendment No. 150.

(346)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund is incorporated herein by reference to Exhibit (m)(333) of Post-Effective Amendment No. 150.
(347)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Class K, is incorporated herein by reference to Exhibit (m)(334) of Post-Effective Amendment No. 150.

(348)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(335) of Post-Effective Amendment No. 150.

(349)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Fidelity Advisor Sustainable Target Date 2015 Fund: Class A, is incorporated herein by reference to Exhibit (m)(336) of Post-Effective Amendment No. 150.

(350)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Fidelity Advisor Sustainable Target Date 2015 Fund: Class M, is incorporated herein by reference to Exhibit (m)(337) of Post-Effective Amendment No. 150.

(351)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Fidelity Advisor Sustainable Target Date 2015 Fund: Class C, is incorporated herein by reference to Exhibit (m)(338) of Post-Effective Amendment No. 150.

(352)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Fidelity Advisor Sustainable Target Date 2015 Fund: Class I, is incorporated herein by reference to Exhibit (m)(339) of Post-Effective Amendment No. 150.

(353)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2015 Fund: Fidelity Advisor Sustainable Target Date 2015 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(340) of Post-Effective Amendment No. 150.

(354)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund is incorporated herein by reference to Exhibit (m)(342) of Post-Effective Amendment No. 150.

(355)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Class K, is incorporated herein by reference to Exhibit (m)(343) of Post-Effective Amendment No. 150.

(356)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(344) of Post-Effective Amendment No. 150.

(357)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Fidelity Advisor Sustainable Target Date 2020 Fund: Class A, is incorporated herein by reference to Exhibit (m)(345) of Post-Effective Amendment No. 150.

(358)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Fidelity Advisor Sustainable Target Date 2020 Fund: Class M, is incorporated herein by reference to Exhibit (m)(346) of Post-Effective Amendment No. 150.

(359)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Fidelity Advisor Sustainable Target Date 2020 Fund: Class C, is incorporated herein by reference to Exhibit (m)(347) of Post-Effective Amendment No. 150.

(360)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Fidelity Advisor Sustainable Target Date 2020 Fund: Class I, is incorporated herein by reference to Exhibit (m)(348) of Post-Effective Amendment No. 150.

(361)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2020 Fund: Fidelity Advisor Sustainable Target Date 2020 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(349) of Post-Effective Amendment No. 150.

(362)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund is incorporated herein by reference to Exhibit (m)(351) of Post-Effective Amendment No. 150.

(363)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Class K, is incorporated herein by reference to Exhibit (m)(352) of Post-Effective Amendment No. 150.

(364)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(353) of Post-Effective Amendment No. 150.

(365)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Fidelity Advisor Sustainable Target Date 2025 Fund: Class A, is incorporated herein by reference to Exhibit (m)(354) of Post-Effective Amendment No. 150.

(366)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Fidelity Advisor Sustainable Target Date 2025 Fund: Class M, is incorporated herein by reference to Exhibit (m)(355) of Post-Effective Amendment No. 150.

(367)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Fidelity Advisor Sustainable Target Date 2025 Fund: Class C, is incorporated herein by reference to Exhibit (m)(356) of Post-Effective Amendment No. 150.

(368)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Fidelity Advisor Sustainable Target Date 2025 Fund: Class I, is incorporated herein by reference to Exhibit (m)(357) of Post-Effective Amendment No. 150.

(369)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2025 Fund: Fidelity Advisor Sustainable Target Date 2025 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(358) of Post-Effective Amendment No. 150.

(370)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund is incorporated herein by reference to Exhibit (m)(360) of Post-Effective Amendment No. 150.

(371)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Class K, is incorporated herein by reference to Exhibit (m)(361) of Post-Effective Amendment No. 150.

(372)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(362) of Post-Effective Amendment No. 150.

(373)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Fidelity Advisor Sustainable Target Date 2030 Fund: Class A, is incorporated herein by reference to Exhibit (m)(363) of Post-Effective Amendment No. 150.

(374)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Fidelity Advisor Sustainable Target Date 2030 Fund: Class M, is incorporated herein by reference to Exhibit (m)(364) of Post-Effective Amendment No. 150.

(375)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Fidelity Advisor Sustainable Target Date 2030 Fund: Class C, is incorporated herein by reference to Exhibit (m)(365) of Post-Effective Amendment No. 150.

(376)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Fidelity Advisor Sustainable Target Date 2030 Fund: Class I, is incorporated herein by reference to Exhibit (m)(366) of Post-Effective Amendment No. 150.

(377)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2030 Fund: Fidelity Advisor Sustainable Target Date 2030 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(367) of Post-Effective Amendment No. 150.

(378)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund is incorporated herein by reference to Exhibit (m)(369) of Post-Effective Amendment No. 150.

(379)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Class K, is incorporated herein by reference to Exhibit (m)(370) of Post-Effective Amendment No. 150.

(380)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(371) of Post-Effective Amendment No. 150.

(381)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Fidelity Advisor Sustainable Target Date 2035 Fund: Class A, is incorporated herein by reference to Exhibit (m)(372) of Post-Effective Amendment No. 150.

(382)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Fidelity Advisor Sustainable Target Date 2035 Fund: Class M, is incorporated herein by reference to Exhibit (m)(373) of Post-Effective Amendment No. 150.

(383)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Fidelity Advisor Sustainable Target Date 2035 Fund: Class C, is incorporated herein by reference to Exhibit (m)(374) of Post-Effective Amendment No. 150.

(384)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Fidelity Advisor Sustainable Target Date 2035 Fund: Class I, is incorporated herein by reference to Exhibit (m)(375) of Post-Effective Amendment No. 150.

(385)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2035 Fund: Fidelity Advisor Sustainable Target Date 2035 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(376) of Post-Effective Amendment No. 150.

(386)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund is incorporated herein by reference to Exhibit (m)(378) of Post-Effective Amendment No. 150.

(387)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Class K, is incorporated herein by reference to Exhibit (m)(379) of Post-Effective Amendment No. 150.

(388)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(380) of Post-Effective Amendment No. 150.

(389)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Fidelity Advisor Sustainable Target Date 2040 Fund: Class A, is incorporated herein by reference to Exhibit (m)(381) of Post-Effective Amendment No. 150.

(390)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Fidelity Advisor Sustainable Target Date 2040 Fund: Class M, is incorporated herein by reference to Exhibit (m)(382) of Post-Effective Amendment No. 150.

(391)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Fidelity Advisor Sustainable Target Date 2040 Fund: Class C, is incorporated herein by reference to Exhibit (m)(383) of Post-Effective Amendment No. 150.

(392)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Fidelity Advisor Sustainable Target Date 2040 Fund: Class I, is incorporated herein by reference to Exhibit (m)(384) of Post-Effective Amendment No. 150.

(393)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2040 Fund: Fidelity Advisor Sustainable Target Date 2040 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(385) of Post-Effective Amendment No. 150.

(394)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund is incorporated herein by reference to Exhibit (m)(387) of Post-Effective Amendment No. 150.

(395)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Class K, is incorporated herein by reference to Exhibit (m)(388) of Post-Effective Amendment No. 150.

(396)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(389) of Post-Effective Amendment No. 150.

(397)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Fidelity Advisor Sustainable Target Date 2045 Fund: Class A, is incorporated herein by reference to Exhibit (m)(390) of Post-Effective Amendment No. 150.

(398)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Fidelity Advisor Sustainable Target Date 2045 Fund: Class M, is incorporated herein by reference to Exhibit (m)(391) of Post-Effective Amendment No. 150.

(399)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Fidelity Advisor Sustainable Target Date 2045 Fund: Class C, is incorporated herein by reference to Exhibit (m)(392) of Post-Effective Amendment No. 150.

(400)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Fidelity Advisor Sustainable Target Date 2045 Fund: Class I, is incorporated herein by reference to Exhibit (m)(393) of Post-Effective Amendment No. 150.

(401)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2045 Fund: Fidelity Advisor Sustainable Target Date 2045 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(394) of Post-Effective Amendment No. 150.

(402)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund is incorporated herein by reference to Exhibit (m)(396) of Post-Effective Amendment No. 150.
(403)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Class K, is incorporated herein by reference to Exhibit (m)(397) of Post-Effective Amendment No. 150.

(404)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(398) of Post-Effective Amendment No. 150.

(405)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Fidelity Advisor Sustainable Target Date 2050 Fund: Class A, is incorporated herein by reference to Exhibit (m)(399) of Post-Effective Amendment No. 150.

(406)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Fidelity Advisor Sustainable Target Date 2050 Fund: Class M, is incorporated herein by reference to Exhibit (m)(400) of Post-Effective Amendment No. 150.

(407)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Fidelity Advisor Sustainable Target Date 2050 Fund: Class C, is incorporated herein by reference to Exhibit (m)(401) of Post-Effective Amendment No. 150.

(408)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Fidelity Advisor Sustainable Target Date 2050 Fund: Class I, is incorporated herein by reference to Exhibit (m)(402) of Post-Effective Amendment No. 150.

(409)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2050 Fund: Fidelity Advisor Sustainable Target Date 2050 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(403) of Post-Effective Amendment No. 150.

(410)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund is incorporated herein by reference to Exhibit (m)(405) of Post-Effective Amendment No. 150.

(411)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Class K, is incorporated herein by reference to Exhibit (m)(406) of Post-Effective Amendment No. 150.

(412)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(407) of Post-Effective Amendment No. 150.

(413)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Fidelity Advisor Sustainable Target Date 2055 Fund: Class A, is incorporated herein by reference to Exhibit (m)(408) of Post-Effective Amendment No. 150.

(414)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Fidelity Advisor Sustainable Target Date 2055 Fund: Class M, is incorporated herein by reference to Exhibit (m)(409) of Post-Effective Amendment No. 150.

(415)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Fidelity Advisor Sustainable Target Date 2055 Fund: Class C, is incorporated herein by reference to Exhibit (m)(410) of Post-Effective Amendment No. 150.

(416)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Fidelity Advisor Sustainable Target Date 2055 Fund: Class I, is incorporated herein by reference to Exhibit (m)(411) of Post-Effective Amendment No. 150.

(417)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2055 Fund: Fidelity Advisor Sustainable Target Date 2055 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(412) of Post-Effective Amendment No. 150.

(418)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund is incorporated herein by reference to Exhibit (m)(414) of Post-Effective Amendment No. 150.

(419)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Class K, is incorporated herein by reference to Exhibit (m)(415) of Post-Effective Amendment No. 150.

(420)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(416) of Post-Effective Amendment No. 150.

(421)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Fidelity Advisor Sustainable Target Date 2060 Fund: Class A, is incorporated herein by reference to Exhibit (m)(417) of Post-Effective Amendment No. 150.

(422)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Fidelity Advisor Sustainable Target Date 2060 Fund: Class M, is incorporated herein by reference to Exhibit (m)(418) of Post-Effective Amendment No. 150.

(423)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Fidelity Advisor Sustainable Target Date 2060 Fund: Class C, is incorporated herein by reference to Exhibit (m)(419) of Post-Effective Amendment No. 150.

(424)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Fidelity Advisor Sustainable Target Date 2060 Fund: Class I, is incorporated herein by reference to Exhibit (m)(420) of Post-Effective Amendment No. 150.

(425)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2060 Fund: Fidelity Advisor Sustainable Target Date 2060 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(421) of Post-Effective Amendment No. 150.

(426)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund is incorporated herein by reference to Exhibit (m)(423) of Post-Effective Amendment No. 150.

(427)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Class K, is incorporated herein by reference to Exhibit (m)(424) of Post-Effective Amendment No. 150.

(428)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(425) of Post-Effective Amendment No. 150.

(429)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Fidelity Advisor Sustainable Target Date 2065 Fund: Class A, is incorporated herein by reference to Exhibit (m)(426) of Post-Effective Amendment No. 150.

(430)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Fidelity Advisor Sustainable Target Date 2065 Fund: Class M, is incorporated herein by reference to Exhibit (m)(427) of Post-Effective Amendment No. 150.

(431)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Fidelity Advisor Sustainable Target Date 2065 Fund: Class C, is incorporated herein by reference to Exhibit (m)(428) of Post-Effective Amendment No. 150.

(432)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Fidelity Advisor Sustainable Target Date 2065 Fund: Class I, is incorporated herein by reference to Exhibit (m)(429) of Post-Effective Amendment No. 150.

(433)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2065 Fund: Fidelity Advisor Sustainable Target Date 2065 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(430) of Post-Effective Amendment No. 150.

(434)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund, is incorporated herein by reference to Exhibit (m)(428) of Post-Effective Amendment No. 162.

(435)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Class K, is incorporated herein by reference to Exhibit (m)(429) of Post-Effective Amendment No. 162.

(436)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Class K6, is incorporated herein by reference to Exhibit (m)(430) of Post-Effective Amendment No. 162.

(437)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Fidelity Advisor Sustainable Target Date 2070 Fund: Class A, is incorporated herein by reference to Exhibit (m)(431) of Post-Effective Amendment No. 162.

(438)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Fidelity Advisor Sustainable Target Date 2070 Fund: Class M, is incorporated herein by reference to Exhibit (m)(432) of Post-Effective Amendment No. 162.

(439)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Fidelity Advisor Sustainable Target Date 2070 Fund: Class C, is incorporated herein by reference to Exhibit (m)(433) of Post-Effective Amendment No. 162.

(440)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Fidelity Advisor Sustainable Target Date 2070 Fund: Class I, is incorporated herein by reference to Exhibit (m)(434) of Post-Effective Amendment No. 162.

(441)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date 2070 Fund: Fidelity Advisor Sustainable Target Date 2070 Fund: Class Z, is incorporated herein by reference to Exhibit (m)(435) of Post-Effective Amendment No. 162.

(442)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund) is incorporated herein by reference to Exhibit (m)(432) of Post-Effective Amendment No. 150.

(443)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Class K, is incorporated herein by reference to Exhibit (m)(433) of Post-Effective Amendment No. 150.

(444)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Class K6, is incorporated herein by reference to Exhibit (m)(434) of Post-Effective Amendment No. 150.

(445)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Fidelity Advisor Sustainable Target Date Income Fund (currently known as Fidelity Advisor Sustainable Target Date Index Retirement Fund): Class A, is incorporated herein by reference to Exhibit (m)(435) of Post-Effective Amendment No. 150.

(446)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Fidelity Advisor Sustainable Target Date Income Fund (currently known as Fidelity Advisor Sustainable Target Date Index Retirement Fund): Class M, is incorporated herein by reference to Exhibit (m)(436) of Post-Effective Amendment No. 150.

(447)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Fidelity Advisor Sustainable Target Date Income Fund (currently known as Fidelity Advisor Sustainable Target Date Index Retirement Fund): Class C, is incorporated herein by reference to Exhibit (m)(437) of Post-Effective Amendment No. 150.

(448)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Fidelity Advisor Sustainable Target Date Income Fund (currently known as Fidelity Advisor Sustainable Target Date Index Retirement Fund): Class I, is incorporated herein by reference to Exhibit (m)(438) of Post-Effective Amendment No. 150.

(449)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Target Date Income Fund (currently known as Fidelity Sustainable Target Date Index Retirement Fund): Fidelity Advisor Sustainable Target Date Income Fund (currently known as Fidelity Advisor Sustainable Target Date Index Retirement Fund): Class Z, is incorporated herein by reference to Exhibit (m)(439) of Post-Effective Amendment No. 150.

(450)	Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated May 16, 2024, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, Fidelity Advisor Freedom Retirement Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Retirement Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Blend Retirement Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, Fidelity Freedom Index Retirement Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Retirement Fund, is incorporated herein by reference to Exhibit (n)(1) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 582.

(451)	Schedule I (Fixed-Income), dated September 15, 2025, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated May 16, 2024, on behalf of Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, Fidelity Advisor Freedom Retirement Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Retirement Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Blend Retirement Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, Fidelity Freedom Index Retirement Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Retirement Fund, is filed herein as Exhibit (n)(2).

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	(1) Consent of PricewaterhouseCoopers LLP, dated January 7, 2026, is filed herein as Exhibit 14(1).
(2) Consent of Deloitte & Touche LLP, dated January 7, 2026, is filed herein as Exhibit 14(2).

(15)	Not applicable.

(16)	(1) Power of Attorney, dated December 1, 2025, is filed herein as Exhibit 16(1).

(2) Power of Attorney, dated December 1, 2025, is filed herein as Exhibit 16(2).

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 9th day of January 2026.

Fidelity Aberdeen Street Trust

By	/s/ Laura M. Del Prato
Laura M. Del Prato, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Laura M. Del Prato		President and Treasurer	January 9, 2026
Laura M. Del Prato		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	January 9, 2026
Stephanie Caron		(Principal Financial Officer)

/s/ Abigail P. Johnson	†	Trustee	January 9, 2026
Abigail P. Johnson

/s/ Elizabeth S. Acton	*	Trustee	January 9, 2026
Elizabeth S. Acton

/s/ Laura M. Bishop	*	Trustee	January 9, 2026
Laura M. Bishop

/s/ Ann E. Dunwoody	*	Trustee	January 9, 2026
Ann E. Dunwoody

/s/ Robert F. Gartland	*	Trustee	January 9, 2026
Robert F. Gartland

/s/ Robert W. Helm	*	Trustee	January 9, 2026
Robert W. Helm

/s/ Jennifer Toolin McAuliffe	*	Trustee	January 9, 2026
Jennifer Toolin McAuliffe

/s/ Mark A. Murray	*	Trustee	January 9, 2026
Mark A. Murray

/s/ Lester Owens	*	Trustee	January 9, 2026
Lester Owens

/s/ Christine J. Thompson	*	Trustee	January 9, 2026
Christine J. Thompson

/s/ Edward Wiese	*	Trustee	January 9, 2026
Edward Wiese

/s/ Carol J. Zierhoffer	*	Trustee	January 9, 2026
Carol J. Zierhoffer

†	By:	/s/ Stephanie J. Brown
Stephanie J. Brown, pursuant to a power of attorney dated December 11, 2025 and filed herewith.

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated December 1, 2025 and filed herewith.